As filed with the Securities and Exchange Commission on July 29, 2015
 File Nos. 333-159484 and 811-22298

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 210	[X]

and/or
REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 214	[X]

(Check appropriate box or boxes)
Starboard Investment Trust
 (Exact Name of Registrant as Specified in Charter)
116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27802
 (Address of Principal Executive Offices)
252-972-9922
(Registrant's Telephone Number, including Area Code)

Terrence O. Davis
Holland & Knight, LLP
1201 West Peachtree Street, N.W.
Suite 2000
Atlanta, GA 30309

Approximate Date of Proposed Public Offering:	As soon as practicable after the effective
date of this Registration Statement

It is proposed that this filing will become effective: (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[   ] on (date) pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

STARBOARD INVESTMENT TRUST

CONTENTS OF REGISTRATION STATEMENT

This registration statement consists of the following papers and documents:

Cover Sheet
Contents of Registration Statement
Crescent Large Cap Macro Fund
Crescent Strategic Income Fund
Crescent Mid Cap Macro Fund
Part A – Prospectus
Part B – Statement of Additional Information
Part C – Other Information and Signature Page
Exhibit Index
Exhibits

PART A

FORM N-1A

The Crescent Funds
Crescent Large Cap Macro Fund
Institutional Class Shares – Ticker Symbol GCILX
Advisor Class Shares – Ticker Symbol GCALX
Crescent Mid Cap Macro Fund
Institutional Class Shares – Ticker Symbol GCMIX
Advisor Class Shares – Ticker Symbol GCAMX
Crescent Strategic Income Fund
Institutional Class Shares – Ticker Symbol GCSFX
Advisor Class Shares – Ticker Symbol GCAFX
Each a series of the
Starboard Investment Trust

PROSPECTUS
July 29, 201 5
This prospectus contains information about the Crescent Funds that you should know before investing.  You should read this prospectus carefully before you invest or send money, and keep it for future reference.  For questions or for Shareholder Services, please call 1-800-773-3863.

Investment Advisor
Greenwood Capital Associates, LLC
Greenwood Building, 5th Floor
Post Office Box 3181
 Greenwood, South Carolina 29648

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
Fund Summaries	2
Crescent Large Cap Macro Fund	2
Crescent Mid Cap Macro Fund	9
Crescent Strategic Income Fund	15
Non-Principal Investment Policies and Risks	23
Management of the Funds	24
Investment Advisor	24
Distributor	25
Additional Information On Expenses	26
Investing in the Funds	27
Purchase Options	27
Institutional Class Shares	27
Advisor Class Shares	28
Purchase and Redemption Price	30
Buying or Selling Shares Through a Financial Intermediary	31
Purchasing Shares	31
Redeeming Your Shares	34
Frequent Purchases and Redemptions	37
Other Important Information	39
Dividends, Distributions, and Taxes	39
Financial Highlights	39
Additional Information	Back Cover

SUMMARY
CRESCENT LARGE CAP MACRO FUND
INVESTMENT OBJECTIVES
The investment objective of the Crescent Large Cap Macro Fund (the "Fund") is capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  With respect to the Advisor Class Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the section "Purchasing Shares" in this prospectus and the section "Additional Purchase and Redemption Information" in the Fund's statement of additional information.
Shareholder Fees
(fees paid directly from your investment)
	Institutional Class	Advisor Class
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	None	4.00%
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None	None
Redemption Fee (as a % of amount redeemed) (charged upon any redemption of shares within 60 days of the issuance of such shares)	1.00%	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Advisor Class
Management Fees	0.60%	0.60%
Distribution and/or Service (12b‑1) Fees	None	0.25%
Other Expenses	0.82%	0.82%
Total Annual Fund Operating Expenses	1.42%	1.67%
Fee Waiver and/or Expense Limitation [1]	0.17%	0.17%
Net Annual Fund Operating Expenses	1.25%	1.50%
1 . The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, borrowing costs, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and payments under the Rule 12b-1 distribution plan) to not more than 1.25% of the average daily net assets of the Fund through July 31, 201 6 .  The Expense Limitation Agreement may not be terminated prior to that date.  The Fund's net expense ratio will be higher than 1.25% to the extent that it incurs expenses excluded from the Expense Limitation Agreement.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$ 127	$ 433	$ 760	$ 1,687
Advisor	$ 547	$ 890	$ 1,256	$ 2,284

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 60.99 % of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by investing at least 80% of net assets, plus borrowings for investment purposes, in a portfolio of equity securities of companies whose market capitalizations qualify them to be considered as "large-cap" companies.  Shareholders will be provided with at least 60 days' prior notice of any change in this policy.
The Fund typically invests in common stocks, but has the ability to invest in other types of equity securities such as preferred stocks, exchange-traded funds ("ETFs"), convertible bonds, warrants, and shares of other investment companies satisfying the Fund's investment criteria. While the Advisor considers a company to be a "large cap" company if it has a market capitalization, at the time of acquisition, in excess of $15 billion, the Fund targets a portfolio weighted average market capitalization between $75 and $125 billion.
The Advisor employs an investment selection process that utilizes approximately 60% of the selection criteria on macroeconomic, market, and sector criteria, and approximately 40% of the selection criteria based on company fundamental analysis.  This philosophy is based upon the belief and experience that sector and industry allocation is an important influence on individual security performance.

Based upon the Advisor's overall view of the broad markets, a cash component of the Fund is determined. The Fund will typically hold between 0% and 10% of the Fund in cash equivalents.  However, the fund may hold up to a maximum of 15% in cash equivalents.
The Advisor then uses the S&P 500 and Russell 1000 Growth Indices to establish a baseline for sector allocation of the Fund's portfolio. Based upon the Advisor's analysis and research, a relative weighting of each sector is then determined, with most sectors being either underweighted or overweighed relative to the S&P 500 and Russell 1000 Growth Indices.  Only after this target sector allocation is determined does individual stock selection become incorporated in the process.
Individual companies are selected for inclusion in the fund portfolio based on a sector and industry peer comparisons.  Historical and prospective earnings growth and expectations are considered in addition to relative and absolute valuation.  Further considerations may include but are not limited to management experience and strength, competitive market advantage and positioning and over financial strength.
The Advisor may sell a portfolio holding if the Advisor believes that the price of the security is overvalued as determined by the Advisor, the fundamentals of the security change, to pursue opportunities that the Advisor believes will be of greater benefit to the Fund, or to rebalance the security to the Advisor's targeted percentage of total portfolio value for that security.
PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following principal risks:
Investment Advisor Risk.  The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. The Advisor was formed in 2001 and is registered an investment adviser with the Securities and Exchange Commission, though the company's predecessor, Greenwood Capital Associates, Inc., was founded in 1983.  However, the Advisor does not have previous experience managing an investment company registered under the Investment Company Act of 1940.  Accordingly, investors in the Fund bear the risk that the Advisor's inexperience managing a registered investment company may limit its effectiveness.  The experience of the portfolio managers is discussed in "Management of the Fund – Investment Advisor."
Investment Strategy Risk.  The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Growth Securities Risk.  Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Large-Cap Company Risk.  A Fund with holdings of large capitalization company securities may underperform the market as a whole.
Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of securities purchased by the Fund (large-cap equity securities.) may at times be better or worse than the returns from other types of funds.  Each type of investment tends to go through cycles of performing better or worse than the stock market in general.  The performance of the Fund may thus be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.
Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets.  Stock prices change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general equity market conditions.  In a declining stock market, prices for all companies (including those in the Fund's portfolio) may decline regardless of their long-term prospects.  The Fund's performance per share will change daily in response to such factors.
Risks Related to Investing in Other Investment Companies. The Fund's investments in other investment companies, including ETFs, closed-end mutual funds, and open-end mutual funds, will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolio of such investment companies and the value of the Fund's investment will fluctuate in response to the performance of such portfolio.  Shareholders in the Fund will indirectly bear fees and expenses charged by the ETFs and mutual funds in which the Fund invests in addition to the Fund's direct fees and expenses.  These types of investments by the Fund could affect the timing, amount, and character of distributions and therefore may increase the amount of taxes payable by shareholders.
Sector Risk.  Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  Additionally, some sectors could be subject to greater government regulation than other sectors.  Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.  The sectors in which the Fund may more heavily invest will vary; however, the Fund will invest less than 25% of its assets in any one industry or group of industries.

PERFORMANCE INFORMATION
The bar chart and tables shown on the following page provide an indication of the risks of investing in the Fund by showing changes in the performance of the Institutional Class Shares from year to year and by showing how the average annual total returns of each class compare to that of a broad-based securities market index.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting http://www.crescentfunds.com .
Institutional Class Shares
Calendar Year Returns

Quarterly Returns
Highest and Lowest Returns During This Time Period
Highest return for a quarter	10.84%	Quarter ended March 31, 2012
Lowest return for a quarter	-4.76%	Quarter ended June 30, 2012
Year-to-date return as of most recent quarter	-0.29%	Quarter ended June 30, 2015

Average Annual Total Returns
Periods Ended December 31, 2014 (returns with maximum sales charge)	Past 1 Year	Since Inception*
Institutional Class Shares Before taxes After taxes on distributions After taxes on distributions and sale of shares	9.43% 7.12% 6.92%	16.64% 15.31% 13.39%
Advisor Class Shares Before taxes	9.33%	16.61%
S&P 500 Total Return Index (reflects no deductions for fees and expenses)	13.69%	21.45%
Russell 1000 Growth Index (reflects no deductions for fees and expenses)	11.29%	19.12%
*The Institutional Class Shares commenced operations on December 15, 2011.  The Advisor Class Shares commenced operations on December 27, 2011.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.
MANAGEMENT
Investment Advisor. The Fund's investment advisor is Greenwood Capital Associates, LLC.
Portfolio Managers.  The Fund's portfolio manager is Walter B. Todd, III.  Mr. Todd serves as the Advisor's Chief Investment Officer and has been with the firm since 2002.
PURCHASE AND SALE OF FUND SHARES
For Advisor Class Shares, the minimum initial investment is $1,000 and the minimum subsequent investment is $100.  For Institutional Class Shares, the minimum initial investment is $10,000 and the minimum subsequent investment is $1,000, although the minimums may be waived or reduced in some cases.
You can redeem Fund shares directly from the Fund by mail, facsimile, telephone, and bank wire.  Redemption orders by mail should be sent to Crescent Large Cap Macro Fund, Institutional Class Shares or Advisor Class Shares (please specify), c/o Nottingham Shareholder Services, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.  Redemption orders by facsimile should be transmitted to   919-882-9281.  Please call the Fund at 1-800-773-3863 to conduct telephone transactions or to receive wire instructions for bank wire orders.  Investors who wish to redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

TAX INFORMATION
The Fund's distributions will generally be taxed to you as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.
FINANCIAL INTERMEDIARY COMPENSATION
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

SUMMARY
CRESCENT MID CAP MACRO FUND
INVESTMENT OBJECTIVES
The investment objective of the Crescent Mid Cap Macro Fund is capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  With respect to the Advisor Class Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the section "Purchasing Shares" in this prospectus and the section "Additional Purchase and Redemption Information" in the Fund's statement of additional information.
Shareholder Fees
(fees paid directly from your investment)
	Institutional Class	Advisor Class
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	None	4.00%
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None	None
Redemption Fee (as a % of amount redeemed) (charged upon any redemption of shares within 60 days of the issuance of such shares)	1.00%	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Advisor Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b‑1) Fees	None	0.25%
Other Expenses[1]	1.06%	1.06%
Acquired Fund Fees and Expenses[1,2]	0.02%	0.02%
Total Annual Fund Operating Expenses	1.83%	2.08%
Fee Waiver and/or Expense Limitation[3]	0.31%	0.31%
Net Annual Fund Operating Expenses	1.52%	1.77%
1. Since the Fund has not yet commenced operations, "Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated expenses for the current fiscal year.

2. "Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year.  The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
3. The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, borrowing costs, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and payments under the Rule 12b-1 distribution plan) to not more than 1.50% of the average daily net assets of the Fund through July 31, 201 6. The Expense Limitation Agreement may not be terminated prior to that date.  The Fund's net expense ratio will be higher than 1.50% to the extent that it incurs expenses excluded from the Expense Limitation Agreement.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.
Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Year	3 Years
Institutional	$155	$545
Advisor	$573	$997

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. As the Fund has not yet commenced operations, there is no portfolio turnover to report.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by investing at least 80% of net assets, plus borrowings for investment purposes, in a portfolio of equity securities of companies whose market capitalizations qualify them to be considered as "mid-cap" companies.  Shareholders will be provided with at least 60 days' prior notice of any change in this policy.
The Fund typically invests in common stocks, but has the ability to invest in other types of equity securities such as preferred stocks, exchange-traded funds ("ETFs"), convertible bonds, warrants, and shares of other investment companies satisfying the Fund's investment criteria.  The Advisor considers a company to be a "mid cap" company if it has, at the time of purchase, a market capitalization in between $1 billion and $15 billion.

The Advisor employs an investment selection process that utilizes approximately 60% of the selection criteria on macroeconomic, market and sector criteria, and approximately 40% of the selection criteria based on company fundamental analysis. This philosophy is based upon the belief and experience that sector and industry allocation is an important influence on individual security performance.
Based upon the Advisor's overall view of the broad markets, a cash component of the Fund is determined.  The Fund will typically hold between 0% and 10% of the Fund in cash equivalents.
The Advisor then uses the Russell Midcap and Russell Midcap Growth Indices to establish a baseline for sector allocation of the Fund portfolio. Based upon the Advisor's analysis and research, a relative weighting of each sector is then determined, with most sectors being either underweighted or overweighed relative to the Russell Midcap and Russell Midcap Growth Indices. Only after this target sector allocation is determined does individual stock selection become incorporated in the process.
Individual companies are selected for inclusion in the Fund portfolio based on a sector and industry peer comparisons.  Historical and prospective earnings growth and expectations are considered in addition to relative and absolute valuation.  Further considerations may include but are not limited to management experience and strength, competitive market advantage and positioning and over financial strength.
The Advisor may sell a portfolio holding if the Advisor believes that the price of the security is overvalued as determined by the Advisor, the fundamentals of the security change, to pursue opportunities that the Advisor believes will be of greater benefit to the Fund, or to rebalance the security to the Advisor's targeted percentage of total portfolio value for that security.
PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following principal risks:
Investment Advisor Risk. The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. The Advisor was formed in 2001 and is registered an investment adviser with the Securities and Exchange Commission, though the company's predecessor, Greenwood Capital Associates, Inc., was founded in 1983.  However, the Advisor does not have previous experience managing an investment company registered under the Investment Company Act of 1940.  Accordingly, investors in the Fund bear the risk that the Advisor's inexperience managing a registered investment company may limit its effectiveness.  The experience of the portfolio managers is discussed in "Management of the Fund – Investment Advisor."

Investment Strategy Risk.  The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of securities purchased by the Fund (Mid-cap equity securities.) may at times be better or worse than the returns from other types of funds.  Each type of investment tends to go through cycles of performing better or worse than the stock market in general.  The performance of the Fund may thus be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.
Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets.  Stock prices change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general equity market conditions.  In a declining stock market, prices for all companies (including those in the Fund's portfolio) may decline regardless of their long-term prospects.  The Fund's performance per share will change daily in response to such factors.
Mid Cap Companies Risk. Investing in the securities of mid cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that the securities of mid-cap companies usually have more limited marketability and, therefore, may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because mid cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that mid-cap companies often have limited product lines, markets, or financial resources and may lack management depth. These factors affect the Advisor's access to information about the companies and the stability of the markets for the companies' securities. Additionally, mid-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies, and there typically is less publicly available information concerning mid-cap companies than for larger, more established companies.

Although investing in securities of medium-sized companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value. Therefore, an investment in the Mid Cap Fund may involve a greater degree of risk than an investment in other mutual funds that seek capital growth by investing in more established, larger companies.
New Fund Risk. Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.
Risks Related to Investing in Other Investment Companies. The Fund's investments in other investment companies, including ETFs, closed-end mutual funds, and open-end mutual funds, will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolio of such investment companies and the value of the Fund's investment will fluctuate in response to the performance of such portfolio.  Shareholders in the Fund will indirectly bear fees and expenses charged by the ETFs and mutual funds in which the Fund invests in addition to the Fund's direct fees and expenses.  These types of investments by the Fund could affect the timing, amount, and character of distributions and therefore may increase the amount of taxes payable by shareholders.
Sector Risk.  Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  Additionally, some sectors could be subject to greater government regulation than other sectors.  Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.  The sectors in which the Fund may more heavily invest will vary; however, the Fund will invest less than 25% of its assets in any one industry or group of industries.
PERFORMANCE INFORMATION
Performance information will be available after a full calendar year of operations.  This information will give some indication of the risks of investing in the Fund by comparing the Fund's performance with a broad measure of market performance.  You may request a copy of the Fund's annual and semi-annual reports, once available, at no charge by calling the Fund.

MANAGEMENT
Investment Advisor. The Fund's investment advisor is Greenwood Capital Associates, LLC.
Portfolio Managers.  The Fund's portfolio manager is Walter B. Todd, III.  Mr. Todd serves as the Advisor's Chief Investment Officer and has been with the firm since 2002.
PURCHASE AND SALE OF FUND SHARES
For Advisor Class Shares, the minimum initial investment is $1,000 and the minimum subsequent investment is $100.  For Institutional Class Shares, the minimum initial investment is $10,000 and the minimum subsequent investment is $1,000, although the minimums may be waived or reduced in some cases.
You can redeem Fund shares directly from the Fund by mail, facsimile, telephone, and bank wire.  Redemption orders by mail should be sent to Crescent Mid Cap Macro Fund, Institutional Class Shares or Advisor Class Shares (please specify), c/o Nottingham Shareholder Services, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.  Redemption orders by facsimile should be transmitted to   919-882-9281.  Please call the Fund at 1-800-773-3863 to conduct telephone transactions or to receive wire instructions for bank wire orders.  Investors who wish to redeem Fund shares through a broker-dealer should contact the broker-dealer directly.
TAX INFORMATION
The Fund's distributions will generally be taxed to you as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.
FINANCIAL INTERMEDIARY COMPENSATION
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

SUMMARY
CRESCENT STRATEGIC INCOME FUND
INVESTMENT OBJECTIVES
The investment objective of the Crescent Strategic Income Fund is total return consistent with preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  With respect to the Advisor Class Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the section "Purchasing Shares" in this prospectus and the section "Additional Purchase and Redemption Information" in the Fund's statement of additional information.
Shareholder Fees
(fees paid directly from your investment)
	Institutional Class	Advisor Class
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	None	4.00%
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None	None
Redemption Fee (as a % of amount redeemed) (charged upon any redemption of shares within 60 days of the issuance of such shares)	1.00%	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Advisor Class
Management Fees	0.35%	0.35%
Distribution and/or Service (12b‑1) Fees	None	0.25%
Other Expenses	1.16%	1.16%
Acquired Fund Fees and Expenses[1]	0.01%	0.01%
Total Annual Fund Operating Expenses	1.52%	1.77%
Fee Waiver and/or Expense Limitation[2]	0.61%	0.61%
Net Annual Fund Operating Expenses	0.91%	1.16%
1. "Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year.  The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

2. The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, borrowing costs, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and payments under the Rule 12b-1 distribution plan) to not more than 0.90% of the average daily net assets of the Fund through July 31, 201 6.   The Expense Limitation Agreement may not be terminated prior to that date.  The Fund's net expense ratio will be higher than 0.90% to the extent that it incurs expenses excluded from the Expense Limitation Agreement.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.
Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Year	3 Years	5 Year	10 Years
Institutional	$ 93	$ 420	$ 771	$ 1,761
Advisor	$ 513	$ 878	$ 1,266	$ 2,352

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 24.54 % of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by investing at least 65% of the portfolio in bonds rated investment grade or better at all times by a nationally recognized securities rating organization or, if no rating exists, of equivalent quality in the determination of the Advisor.  Subject to the limitations of this restriction, the Fund is also permitted to invest in securities that are below investment-grade, including junk bonds, and other types of securities including preferred stocks, convertible bonds, warrants, and exchange-traded funds ("ETFs") and shares of other investment companies.
The Fund typically invests in corporate, government or agency bonds and notes, but has the ability to invest in other types of fixed income securities. Under normal circumstances, at least 80% of the Fund's net assets, plus borrowings for investment purposes, will be invested in fixed income securities, whether investment grade or below investment grade.  Shareholders will be provided with at least 60 days' prior notice of any change in this policy.

The Advisor employs an investment selection process that utilizes a variety of macro factors including the economic environment, credit spreads and trends, monetary policy, liquidity conditions, and interest rate outlook.  This philosophy is based upon the belief that an active strategy of utilizing controlled duration management, sector rotation, and credit selection provides competitive returns to passive strategies over long-term investment horizons.
The Advisor also considers the following when selecting securities:
•	historical yield relationship between a security and a corresponding benchmark;
•	credit risk;
•	market volatility;
•	interest rate levels relative to historical interest rate levels; and
•	supply and demand factors (i.e. spreads tend to widen when supply for a security exceeds demand).
Based upon the Advisor's overall view of the broad markets, a cash component of the Fund is determined. The Fund will typically hold between 0% and 10% of the Fund in cash equivalents.
The Advisor then analyzes the portfolio characteristics relative to the Barclays Capital Intermediate Government/Credit Index and Barclays Capital 1-5 Year Government/Credit Index.   The Portfolio's duration will typically range between 2 and 5 years.  Duration is a measure of the weighted average maturity of the fixed-income instruments held by the Fund and can be used by the Advisor as a measure of the sensitivity of the market value of the Fund to changes in interest rates.  Generally, the longer the duration of the Fund, the more sensitive its market value will be to changes in interest rates.
The Advisor constantly monitors the fixed income markets.  When an opportunity arises to improve the Fund's portfolio, the Advisor attempts to take advantage of that opportunity by selling existing portfolio securities and purchasing securities the Advisor believes will provide superior future performance.  The Advisor will also sell portfolio securities as necessary to manage the duration and credit risk of the portfolio as determined necessary by the Advisor.
PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following principal risks:

Government Debt Markets May Be Illiquid or Disrupted.  Although generally highly liquid, the markets in which the Fund trades could experience periods of illiquidity, sometimes of significant duration.
Inflation Risk.  Fixed income securities are subject to inflation risk.  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund's portfolio.
Interest Rate and Credit Risk.  Interest rates may rise resulting in a decrease in the value of the fixed income securities held by the Fund or may fall resulting in an increase in the value of such securities.  Fixed income securities with longer maturities generally involve greater risk than those with shorter maturities.  Issuers of fixed income securities might be unable to make principal and interest payments when due.
Investment Advisor Risk. The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. The Advisor was formed in 2001 and is registered an investment adviser with the Securities and Exchange Commission, though the company's predecessor, Greenwood Capital Associates, Inc., was founded in 1983.  However, the Advisor does not have previous experience managing an investment company registered under the Investment Company Act of 1940.  Accordingly, investors in the Fund bear the risk that the Advisor's inexperience managing a registered investment company may limit its effectiveness.  The experience of the portfolio managers is discussed in "Management of the Fund – Investment Advisor."
Investment-Grade Securities Risk.  Fixed income securities are generally rated by nationally recognized securities rating services.  While fixed income securities rated BBB by Standard & Poor's® Rating Services ("S&P") or Baa by Moody's Investor Services, Inc. ("Moody's") are considered investment-grade securities, they are somewhat riskier than higher rated investment-grade obligations because they are regarded as having only an adequate capacity to pay principal and interest and are considered to lack outstanding investment characteristics and may be speculative.  Fixed income securities with lower ratings are subject to higher credit risk and may be subject to greater fluctuations in value than that of higher rated fixed income securities.
Lower-rated Securities or "Junk Bonds" Risk. Fixed income securities rated below BBB by S&P or Baa by Moody's are considered speculative in nature and may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than higher rated fixed income securities.  Lower rated fixed income securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength.  These fixed income securities are considered "below investment-grade."  The retail secondary market for these "junk bonds" may be less liquid than that of higher rated fixed income securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund's net asset value.  These risks can reduce value of the Fund's shares and the income it earns.

Maturity Risk.  Maturity risk is another factor that can affect the value of the Fund's debt holdings.  In general, the longer the maturity of a fixed income instrument, the higher its yield and the greater its sensitivity to changes in interest rates.  Conversely, the shorter the maturity, the lower the yield but the greater the price stability.
Risks of Investing in Municipal Securities.  The yields of municipal securities may move differently and adversely compared to the yields of the overall debt securities markets. There could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets. Securities prices change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions, and general market conditions. In a declining market, prices for all securities (including those in the Fund's portfolio) may decline regardless of their long-term prospects. The Fund's performance per share will change daily in response to such factors.
Risks of Investing in Corporate Debt Securities. Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.
Sector Risk.  Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  Additionally, some sectors could be subject to greater government regulation than other sectors.  Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.  The sectors in which the Fund may more heavily invest will vary; however, the Fund will invest less than 25% of its assets in any one industry or group of industries.

Preferred Stock Risk.  The value of preferred stock may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes.  Preferred stock may fail to pay dividends when expected.  The rights of holders of preferred stock are generally subordinate to the rights associated with a corporation's debt securities.
Convertible Securities Risk. Convertible securities are securities that may be converted into shares of stock.  Due to the conversion feature, the interest rate or dividend preference of a convertible security is usually less than if the securities were non-convertible.  The value of convertible securities tends to change when the market value of the underlying stock fluctuates and tends to fluctuate inversely with changes in interest rates.
Warrants Risk.  The prices of warrants, which entitle the holder to purchase equity securities at specific prices for a certain period of time, do not necessarily move parallel to the prices of the underlying securities and likely fluctuate more than the prices of the underlying securities.  Warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.
Risks Related to Investing in Other Investment Companies. The Fund's investments in other investment companies, including ETFs, closed-end mutual funds, and open-end mutual funds, will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolio of such investment companies and the value of the Fund's investment will fluctuate in response to the performance of such portfolio.  Shareholders in the Fund will indirectly bear fees and expenses charged by the ETFs and mutual funds in which the Fund invests in addition to the Fund's direct fees and expenses.  These types of investments by the Fund could affect the timing, amount, and character of distributions and therefore may increase the amount of taxes payable by shareholders.
PERFORMANCE INFORMATION
The bar chart and tables shown below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Institutional Class Shares from year to year and by showing how the average annual total returns of each class compare to that of a broad-based securities market index.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting http://www.crescentfunds.com .

Institutional Class Shares
Calendar Year Returns

Quarterly Returns
Highest and Lowest Returns During This Time Period
Highest return for a quarter	1.53%	Quarter ended September 30, 2012
Lowest return for a quarter	-1.27%	Quarter ended June 30, 2013
Year-to-date return as of most recent quarter	0.71%	Quarter ended June 30, 2015

Average Annual Total Returns
Periods Ended December 31, 2014 (returns with maximum sales charge)	Past 1 Year	Since Inception*
Institutional Class Shares Before taxes After taxes on distributions After taxes on distributions and sale of shares	2.96% 2.26% 1.74%	1.64% 1.04% 1.02%
Advisor Class Shares Before taxes	2.39%	1.31%
Barclays U.S. Intermediate Gov't/Credit Index (reflects no deductions for fees and expenses)	3.13%	2.08%
*The Institutional Class Shares commenced operations on December 15, 2011.  The Advisor Class Shares commenced operations on December 27, 2011.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.

MANAGEMENT
Investment Advisor. The Fund's investment advisor is Greenwood Capital Associates, LLC.
Portfolio Managers.  The Fund's portfolio managers are John D. Wiseman and Walter B. Todd, III.  Mr. Wiseman serves as the Advisor's Director of Fixed Income and has been with the firm since 2006.  Mr. Todd serves as the Advisor's Chief Investment Officer and has been with the firm since 2002.
PURCHASE AND SALE OF FUND SHARES
For Advisor Class Shares, the minimum initial investment is $1,000 and the minimum subsequent investment is $100.  For Institutional Class Shares, the minimum initial investment is $10,000 and the minimum subsequent investment is $1,000, although the minimums may be waived or reduced in some cases.
You can redeem Fund shares directly from the Fund by mail, facsimile, telephone, and bank wire.  Redemption orders by mail should be sent to Crescent Strategic Income Fund, Institutional Class Shares or Advisor Class Shares (please specify), c/o Nottingham Shareholder Services, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.  Redemption orders by facsimile should be transmitted to   919-882-9281.  Please call the Fund at 1-800-773-3863 to conduct telephone transactions or to receive wire instructions for bank wire orders.  Investors who wish to redeem Fund shares through a broker-dealer should contact the broker-dealer directly.
TAX INFORMATION
The Fund's distributions will generally be taxed to you as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.
FINANCIAL INTERMEDIARY COMPENSATION
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

NON-PRINCIPAL INVESTMENT POLICIES AND RISKS
An investment in the Funds should not be considered a complete investment program.  Whether a Fund is an appropriate investment for an investor will depend largely on his or her financial resources and individual investment goals and objectives.  Investors who engage in short-term trading or other speculative strategies and styles will not find the Funds to be an appropriate investment vehicle if they want to invest in the Funds for a short period of time.
Changes to Investment Objective and Strategy.  As stated above, the Crescent Large Cap Macro Strategy Fund seeks capital appreciation, the Crescent Mid Cap Macro Strategy Fund seeks capital appreciation, and the Crescent Strategic Income Fund seeks total return consistent with preservation of capital. Each Fund's investment objective may be changed without shareholder approval upon sixty days' prior written notice to shareholders.
Portfolio Turnover.  The Advisor will sell portfolio securities when it is in the interest of a Fund and its shareholders to do so without regard to the length of time they have been held. Since portfolio turnover involves paying brokerage commissions and other transaction costs, portfolio changes cause additional expenses for the Fund.  High rates of portfolio turnover may lower performance of a Fund due to increased costs and may also result in the realization of capital gains.  If a Fund realizes capital gains when it sells its portfolio investments, it must generally distribute those gains to shareholders at least once annually, increasing shareholders' taxable distributions.  Accordingly, such Fund may generate short-term capital gains, which are taxable as ordinary income, except to the extent offset by current or prior year losses.
Temporary Defensive Positions.  Each Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions.  During such an unusual set of circumstances, a Fund may hold up to 100% of its portfolio in cash or cash equivalent positions.  When a Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.
Disclosure of Portfolio Holdings.  The Funds will seek to make portfolio holdings information available at the following website, http://www.ncfunds.com, following the end of each calendar month.  To reach this information, click on "Fund Search" from the menu options offered near the top of the page.  Then search for the Funds using key words such as "Crescent" and then select the link for the desired Fund on the Fund Search Results page.  Under the section of the next page entitled "Portfolio Holdings," there will be a link to the list of the Fund's complete portfolio holdings entitled "Click To View."  This information is generally posted to the website within ten days of the end of each calendar month and remains available until new information for the next calendar month is posted.  Additional descriptions of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities are available in the Statement of Additional Information.

MANAGEMENT OF THE FUNDS
INVESTMENT ADVISOR
The Funds' investment advisor is Greenwood Capital Associates, LLC, located at 104 Maxwell Avenue, Greenwood, South Carolina, 29646. The company's predecessor, Greenwood Capital Associates, Inc., was founded in 1983. Greenwood Capital Associates, LLC was formed in 2001. In addition to the Funds, the Advisor also provides institutional and wealth management services and as of March 31, 201 5 has $ 1.058 billion assets under management. Subject to the authority of the Board of Trustees, the Advisor provides guidance and policy direction in connection with its daily management of the Funds' assets.  The Advisor is also responsible for the selection of broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees, and the provision of certain executive personnel to the Funds.
Portfolio Managers. Walter B. Todd, III is a Managing Director of Greenwood Capital and serves as the Chief Investment Officer.  He has been with the firm since 2002. Mr. Todd received his undergraduate degree in Business Administration from Washington & Lee University, where, upon graduation, he was awarded a Fulbright Scholarship. Mr. Todd earned his M.B.A. in Finance from The Wharton School, where he graduated as a Palmer Scholar in May 1999.  Mr. Todd serves as a portfolio manager of the Crescent Large Cap Macro Strategy Fund, the Crescent Mid Cap Macro Strategy Fund and the Crescent Strategic Income Fund.
John D. Wiseman is Senior Vice President of Greenwood Capital and serves as Director of Fixed Income. With the firm since 2006, Mr. Wiseman is a graduate of Wofford College in Spartanburg, South Carolina. Mr. Wiseman completed a professional study program at the Institute for Public Finance, Kellogg School of Management, Northwestern University.  Mr. Wiseman serves as a portfolio manager of the Crescent Strategic Income Fund.
The Funds' Statement of Additional Information provides information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.
Advisor Compensation.  As full compensation for the investment advisory services provided to the Crescent Large Cap Macro Strategy Fund, the Advisor receives a monthly fee at the annual rate of 0.60% of the Fund's average daily net assets.  For the fiscal year ended March 31, 2015 , the Advisor received $ 81,630 in fees from the Fund after waivers of $ 32,227 .
As full compensation for the investment advisory services provided to the Crescent Mid Cap Macro Strategy Fund, the Advisor receives a monthly fee at the annual rate of 0.75% of the Fund's average daily net assets.
As full compensation for the investment advisory services provided to the Crescent Strategic Income Fund, the Advisor receives a monthly fee at the annual rate of 0.35% of the Fund's average daily net assets.  To limit expenses of the Fund, the Advisor waived all of its fees for the fiscal year ended March 31, 2015 .

Disclosure Regarding Approval of Investment Advisory Contracts.  A discussion regarding the Trustees' basis for approving the investment advisory contracts for the Funds can be found, once available, in the Funds' annual report to shareholders for the period ended March 31, 2015 .  You may obtain a copy of the annual and annual reports, free of charge, upon request to the Funds.
Expense Limitation Agreement.  In the interest of limiting expenses of the Funds, the Advisor has entered into an Expense Limitation Agreement with the Trust, pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Funds (other than interest, taxes, brokerage fees and commissions, borrowing costs, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business, and, amounts, if any, payable under a Rule 12b-1 distribution plan) are limited to 1.25% of the Crescent Large Cap Macro Fund, 1.50% of the Crescent Mid Cap Macro Fund, and 0.90% of the Crescent Strategic Income Fund for the period ending July 31, 2016 .  The Expense Limitation Agreement may not be terminated prior to that date.  It is expected that the Expense Limitation Agreement will continue from year-to-year thereafter, provided such continuance is specifically approved by a majority of the Trustees who (i) are not "interested persons" of the Trust or any other party to the Expense Limitation Agreement, as such term is defined in the Investment Company Act of 1940, and (ii) have no direct or indirect financial interest in the operation of the Expense Limitation Agreement.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.
DISTRIBUTOR
Capital Investment Group, Inc. ("Distributor") is the principal underwriter and distributor of the Funds' shares and serves as the Funds' exclusive agent for the distribution of the Funds' shares.  The Distributor may sell the Funds' shares to or through qualified securities dealers or others.
Rule 12b-1 Distribution Plan.  The Board of Trustees of the Starboard Investment Trust has adopted on behalf of the Funds, a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 to pay for certain distribution activities and shareholder services from the Funds' assets.  Under the 12b-1 distribution plan, the Advisor Class Shares of the Funds may pay 0.25% per year of its average daily net assets for such distribution and shareholder service activities.
Because these distribution and shareholder service fees are paid out of the assets of the Funds' Advisor Class Shares on an ongoing basis, the fees may, over time, increase the cost of investing in the Advisor Class Shares of the Funds and cost investors more than other types of sales loads.

ADDITIONAL INFORMATION ON EXPENSES
Other Expenses.  In addition to the investment advisory fees, the Funds pay all expenses not assumed by the Funds' Advisor, including, without limitation: the fees and expenses of its independent registered public accounting firm and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.  All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Funds, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.
Estimated Expenses.  In the summary section of the prospectus for the Crescent Mid Cap Macro Fund, the "Other Expenses" and "Total Annual Fund Operating Expenses" under "Summary – Fees and Expenses of the Fund" are based on estimated expenses for the current fiscal year at an average Fund net asset level of $15 million.

INVESTING IN THE FUNDS
PURCHASE OPTIONS
The Funds offer two different classes of shares through this Prospectus.  Shares may be purchased by any account managed by the Advisor and any other institutional investor or broker-dealer authorized to sell shares of the Funds.  The share class available to an investor may vary depending on how the investor wishes to purchase shares of the Funds.
Institutional Class Shares
•	No front-end sales charge.
•	No distribution or service plan (Rule 12b-1) fees.
•	No contingent deferred sales charge.
•	Redemption fee of 1.00% on shares redeemed within 60 days of purchase.
•	$10,000 minimum initial investment.
Advisor Class Shares
•	Maximum front-end sales charge of 4.00%.
•	Distribution and service plan (Rule 12b-1) fees of 0.25%.
•	No contingent deferred sales charge.
•	Redemption fee of 1.00% on shares redeemed within 60 days of purchase.
•	$1,000 minimum initial investment.
When you purchase shares of a Fund, you must choose a share class.  If none is chosen, your purchase request will not be considered complete and, therefore, will not be processed until the Fund receives this required information.
Information regarding the Funds' sales charges, as well as information regarding reduced sales charges and waived sales charges, and the terms and conditions for the purchase, pricing, and redemption of Fund shares is not available on the Funds' website since the Funds' website contains limited information.  Further information is available free of charge by calling the Funds at 1-800-773-3863.
INSTITUTIONAL CLASS SHARES
Institutional Class Shares are sold and redeemed at net asset value.  Shares may be purchased by any account managed by the Advisor and any other institutional investor or broker-dealer authorized to sell shares in the Funds.  The minimum initial investment is $10,000.  The minimum additional investment is $1,000.  The Funds may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.

ADVISOR CLASS SHARES
Advisor Class Shares are sold subject to a maximum sales charge of 4.00%, so that the term "offering price" includes the front-end sales load. Shares are redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other institutional investor or broker-dealer authorized to sell shares of the Fund.  The minimum initial investment is $1,000. The minimum additional investment is $100. The Funds may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.
Sales Charges. The public offering price of shares of the Fund is the net asset value per share plus a sales charge. The Distributor receives this sales charge and may reallow it in the form of dealer discounts and brokerage commissions as follows:
Amount of Transaction At Public Offering Price	Sales Charge As % Of Public Offering Price	Sales Charge As % of Net Amount Invested	Dealer Discounts and Brokerage Commissions As % Of Public Offering Price
Less than $50,000	4.00%	4.17%	3.75%
$50,000 to $100,000	3.25%	3.36%	3.00%
$100,000 to $250,000	2.50%	2.56%	2.25%
$250,000 to $500,000	2.00%	2.04%	1.75%
$500,000 to $1,000,000	1.50%	1.52%	1.25%
$1,000,000 or more	0.75%	0.76%	0.50%

Reduced Sales Charges.   Consistent with the policies of this Prospectus, certain investments may be combined for purposes of purchasing Fund shares with a lower sales charge.
•
Aggregating Accounts.  Investors and members of the same family may aggregate investments in Advisor Class Shares held in all accounts (e.g., non-retirement and retirement accounts) at the Fund and with certain financial intermediaries in order to obtain a reduced sales charge.

•
Concurrent Purchases.    For purposes of qualifying for a lower sales charge, investors have the privilege of combining concurrent purchases of Advisor Class Shares of any of the Funds.  This privilege may be modified or eliminated at any time by the Trust without notice.

•
Rights of Accumulation.  The sales charge applicable to a purchase of Advisor Class Shares by an investor is determined by adding the purchase price of the shares to be purchased to the aggregate value of Advisor Class Shares previously purchased and then owned, provided the Distributor is notified by the investor or their broker-dealer each time a purchase is made which would so qualify.  For example, an investor who is purchasing Advisor Class Shares with an aggregate value of $50,000 and who currently owns Advisor Class Shares with an aggregate value of $250,000 would pay a sales charge of 2.00% of the offering price on the new investment.

•
Letter of Intent.  Sales charges may also be reduced through an agreement to purchase a specified quantity of Advisor Class Shares over a designated 13-month period by completing the "Letter of Intent" section of the Fund shares application.  Information about the "Letter of Intent" procedures, including its terms, is contained in the Statement of Additional Information and on the Fund shares application.

•
Group Plans.  Advisor Class Shares may be sold at a reduced or eliminated sales charge to certain group plans under which a sponsoring organization makes recommendations to, permits group solicitation of, or otherwise facilitates purchases by its employees, members, or participants.  Information about such arrangements is available from the Distributor.

In order to obtain a reduced sales charge, it may be necessary at the time of purchase for an investor to inform the Funds, the Distributor, or their broker-dealer of the existence of other accounts or purchases which are eligible to be aggregated in order to obtain a reduced sales charge.  An investor may be required to provide the Funds, the Distributor, or their broker-dealer certain information to verify eligibility for a reduced sales charge.  This information may include, to the extent applicable, the following: (i) information or records regarding Fund shares eligible to be aggregated that are in all accounts held directly with the Fund by the investor; (ii) information or records regarding Fund shares eligible to be aggregated that are in accounts held with broker-dealers by the investor; and (iii) information or records regarding Fund shares eligible to be aggregated that are in accounts held with the Fund or with any broker-dealers by related parties of the investor, such as members of the same family or certain qualified groups.  See the Statement of Additional Information for additional information on reduced sales charges.
Waived Sales Charges.  Under certain conditions, Advisor Class Shares may be purchased without a front-end sales charge.  These conditions may include purchases made through or by the following:
•	Investors who invest through either fee-based platform services programs or mutual fund "supermarket" programs of certain broker-dealers and other financial intermediaries;
•	Employee benefit plans having more than 25 eligible employees or a minimum of $250,000;
•	Employees of dealers that are members of the Financial Industry Regulatory Authority, Inc., members of the dealers' immediate families, and the dealers' employee benefit plans;
•	Certain trust companies, bank trust departments, and investment advisors that invest on behalf of their clients and charge account management fees;
•	Participants in "no transaction fee" programs of discount brokerages that maintain an omnibus account with the Funds; or

•	Individuals investing distributions from tax-deferred savings and retirement plans.
•
Individuals purchasing shares with redemption proceeds (made within the previous 180 days) of another mutual fund where a sales charge has previously been charged (proof of the redemption date may be required).

The Advisor may also waive the front-end sales charges under certain other conditions.  Please contact the Advisor or the Distributor to determine eligibility for waived front-end sales charges.
PURCHASE AND REDEMPTION PRICE
Determining a Fund's Net Asset Value.  The price at which you purchase or redeem shares is based on the next calculation of net asset value ("NAV") after an order is received in good form.  An order is considered to be in good form if it includes all necessary information and documentation related to a purchase or redemption request and, if applicable, payment in full of the purchase amount.  A Fund's NAV per share for each class of shares is calculated by dividing the value of the Fund's total assets attributable to that class, less liabilities (including Fund expenses, which are accrued daily) attributable to that class, by the total number of outstanding shares of the Fund attributable to that class  To the extent that the Funds hold portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price shares, the NAV of a Funds' shares may change on days when shareholders will not be able to purchase or redeem the Funds' shares.  The Funds' NAV per share for each class of shares is normally determined at 4:00 p.m. Eastern time, the time regular trading closes on the New York Stock Exchange.  A Fund does not calculate NAV on business holidays when the New York Stock Exchange is closed.
The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Board of Trustees.  In determining the value of a Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.  A Fund normally uses third party pricing services to obtain market quotations.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued by either a valuation committee or the Advisor at fair value in good faith by either a valuation committee or the Advisor in accordance with procedures established by, and under the supervision of, the Board of Trustees.  Fair value pricing may be used, for example, in situations where (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to a Fund's NAV calculation.

Pursuant to policies adopted by the Board of Trustees, the Advisor consults with the Fund's administrator on a regular basis regarding the need for fair value pricing.  The Advisor is responsible for notifying the Board of Trustees (or the Funds' valuation committee) when it believes that fair value pricing is required for a particular security.  A Fund's policies regarding fair value pricing is intended to result in a calculation of the Fund's NAV that fairly reflects portfolio security values as of the time of pricing.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using a Fund's normal pricing procedures and the fair value price may differ from the price at which the security may ultimately be traded or sold.  If such fair value price differs from the price that would have been determined using a Fund's normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the security were priced using a Fund's normal pricing procedures.  The performance of a Fund may also be affected if a portfolio security's fair value price were to differ from the security's price using the Fund's normal pricing procedures.  To the extent a Fund invests in other open-end investment companies that are registered under the Investment Company Act of 1940, a Fund's net asset value calculations are based upon the net asset value reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Other Matters.  Purchases and redemptions of shares of the same class by the same shareholder on the same day will be netted for the Funds.
BUYING OR SELLING SHARES
 THROUGH A FINANCIAL INTERMEDIARY
Certain financial intermediaries have agreements with the Funds that allow them to enter purchase or redemption orders on behalf of clients and customers.  These orders will be priced at the NAV next computed after the orders are received by the financial intermediary, subject to the order being in good form.  Orders received in good form by the financial intermediary before 4:00 p.m. Eastern Time will receive a share price based on that day's NAV and orders received after 4:00 p.m. Eastern Time will receive a price based on the next day's NAV.  You should look to the financial intermediary through whom you wish to invest for specific instructions on how to purchase or redeem shares of a Fund.
PURCHASING SHARES
Purchases can be made directly from the Funds by mail or bank wire.  In addition, brokers that are authorized designees of the Funds may receive purchase and redemption orders on behalf of the Funds.  These designated brokers are also authorized to designate other financial intermediaries to receive orders on behalf of the Funds.  Such orders will be deemed to have been received by the Funds when an authorized designee, or broker-authorized designee, receives the order, subject to the order being in good form.  The orders will be priced based on the NAV next computed after the orders are received by the authorized broker, or broker-authorized designee.  Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

The Funds reserve the right to (i) refuse any request to purchase shares for any reason and (ii) suspend the offering of shares at any time.  An investor that has placed a purchase order will be notified as soon as possible in such circumstances.
Regular Mail Orders.  Payment for shares by mail must be made by check from a U.S. financial institution and payable in U.S. dollars.  Cash, money orders, and traveler's checks will not be accepted by the Funds.  If checks are returned due to insufficient funds or other reasons, your purchase will be canceled.  You will also be responsible for any losses or expenses incurred by the Funds and their administrator and transfer agent.  The Funds will charge a $35 fee and may redeem shares owned by the purchaser or another identically registered account in another series of the Trust to recover any such losses.  For regular mail orders, please complete the Fund Shares Application and mail it, along with your check made payable to the applicable Fund, to:
The Crescent Funds
Fund Name / Institutional or Advisor Class Shares (please specify)
c/o Nottingham Shareholder Services
116 South Franklin Street
Post Office Box 4365
 Rocky Mount, North Carolina 27803-0365
The application must contain your Social Security Number or Taxpayer Identification Number.  If you have applied for a number prior to completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for your number.  Taxes are not withheld from distributions to U.S. investors if certain requirements of the Internal Revenue Service are met regarding the Social Security Number and Taxpayer Identification Number.
Bank Wire Purchases.  Purchases may also be made through bank wire orders.  To establish a new account or add to an existing account by wire, please call the Funds at 1-800-773-3863 for wire instructions and to advise the Funds of the investment, dollar amount, and the account identification number.
Additional Investments.  You may also add to your account by mail or wire at any time by purchasing shares at the then current net asset value.  The minimum additional investment is $1,000 of Institutional Class Shares and $100 for Advisor Class Shares.  Before adding funds by bank wire, please call the Funds at 1-800-773-3863 for wire instructions and to advise the Funds of the investment, dollar amount, and the account identification number.  Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your confirmation statement.  Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan.  The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account.  With shareholder authorization and bank approval, the Funds will automatically charge the shareholder's checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month.  The shareholder may change the amount of the investment or discontinue the plan at any time by writing the Funds.
Exchange Feature.  You may exchange shares of the Funds for shares of the same class of any other series of the Trust advised by the Advisor and offered for sale in the state in which you reside.  Shares may be exchanged for shares of the same class of any other series of the Trust at the net asset value.  Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.
The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon prior written notice to the shareholders.
Share Certificates.  The Funds normally do not issue share certificates.  Evidence of ownership of shares is provided through entry in each Fund's share registry.  Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.
Important Information about Procedures for Opening a New Account.  Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act of 2001), each Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account.  Consequently, when an investor opens an account, the Fund will ask for the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor.  The Fund may also ask to see the driver's license or other identifying documents of the investor.  An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Fund receives this required information.  In addition, if after opening the investor's account the Fund is unable to verify the investor's identity after reasonable efforts, as determined by the Fund in their sole discretion, the Fund may (i) restrict further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds to the investor.  If the Fund closes an investor's account because the Fund could not verify the investor's identity, the Fund will value the account in accordance with the next NAV calculated after the investor's account is closed.  In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment.  The Fund will not be responsible for any losses incurred due to the Fund's inability to verify the identity of any investor opening an account.

REDEEMING YOUR SHARES
Regular Mail Redemptions.  Regular mail redemption requests should be addressed to:
The Crescent Funds
Fund Name / Institutional Class Shares or Advisor Class Shares (please specify)
c/o Nottingham Shareholder Services
116 South Franklin Street
Post Office Box 4365
 Rocky Mount, North Carolina 27803-0365
Regular mail redemption requests should include the following:
(1)	Your letter of instruction specifying the account number, class of shares, and number of shares (or the dollar amount) to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;
(2)	Any required signature guarantees (see "Signature Guarantees" below); and
(3)	Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other entities.
Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request.  A Fund may delay forwarding a redemption check for recently purchased shares while the Fund determines whether the purchase payment will be honored.  Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer.  In all cases, the NAV next determined after receipt of the request for redemption will be used in processing the redemption request.
Telephone and Bank Wire Redemptions.  Unless you decline the telephone transaction privileges on your account application, you may redeem shares of the Funds by telephone.  You may also redeem shares by bank wire under certain limited conditions.  The Funds will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.
The Funds may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 919-882-9281).  The confirmation instructions must include the following:
(1)    Name of Fund and class of shares;
(2)    Shareholder name and account number;
(3)    Number of shares or dollar amount to be redeemed;
(4)    Instructions for transmittal of redemption proceeds to the shareholder; and
(5)    Shareholder signature as it appears on the application on file with the Funds.
Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above.  You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum).  Redemption proceeds cannot be wired on days in which your financial institution is not open for business.  You can change your redemption instructions anytime you wish by filing a letter with your new redemption instructions with the Funds.  See "Signature Guarantees" below.

The Funds, in their discretion, may choose to pass through to redeeming shareholders any charges imposed by the Funds' custodian for wire redemptions.  If this cost is passed through to redeeming shareholders by the Funds, the charge will be deducted automatically from your account by redemption of shares in your account.  Your bank or brokerage firm may also impose a charge for processing the wire.  If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by regular mail to the designated account.
You may redeem shares, subject to the procedures outlined above, by calling the Funds at 1-800-773-3863.  Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Funds.  Telephone redemption privileges authorize the Funds to act on telephone instructions from any person representing him or herself to be the investor and reasonably believed by the Funds to be genuine.  The Funds will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine.  The Funds will not be liable for any losses due to fraudulent or unauthorized instructions.  The Funds will also not be liable for following telephone instructions reasonably believed to be genuine.
Fees on Redemptions.  As explained under "Fees and Expenses of the Funds," the Funds charge a redemption fee of 1.00% of the amount redeemed on redemptions of Fund shares occurring within sixty days of the issuance of such shares.  The redemption fee is not a fee to finance sales or sales promotion expenses, but is paid to the particular Fund to defray the costs of liquidating a shareholder's investment in the Funds and to discourage short-term trading of Fund shares.  However, no redemption fee will be imposed in the following cases:
•	Redemption of shares purchased through reinvestment of dividends or capital gains distributions;
•	Redemption of shares exchanged for shares of other funds of the Trust;
•	Amounts representing capital appreciation of shares;
•
Redemptions pursuant to a Systematic Withdrawal Plan, up to a maximum of 20% per year of a shareholder's account value based on the value of the account at the time the Systematic Withdrawal Plan is established or modified, provided all dividends and distributions are reinvested;

•	Redemptions of shares to pay fund or account fees;
•	Redemption of shares initiated by the Fund (i.e., involuntary redemptions);
•
Redemption of shares upon the death or permanent disability of the shareholder.  This exemption is available only for shares held at the time of death or initial determination of permanent disability and provided the Fund is notified of the requested exemption at the time of the redemption request; or

•	Mandatory distributions from a tax-deferred retirement plan or IRA. This exemption is available only if the Fund is notified of the requested exemption at the time of the redemption request.
In determining whether a redemption fee is applicable to a particular redemption, it is assumed that the redemption is first of shares acquired pursuant to the reinvestment of dividends and capital gains distributions, and next of shares held by the shareholder for the longest period of time.  If shares are held and subsequently redeemed through an omnibus account, the financial intermediary that places the trade with the Funds will be responsible for determining the amount of the redemption fee for each respective sale of Fund shares and for the collection of such fees, if any.
Systematic Withdrawal Plan.  A shareholder who owns shares of the Fund valued at $5,000 or more at the current offering price may establish a systematic withdrawal plan ("Systematic Withdrawal Plan") to receive a monthly or quarterly check in a stated amount (not less than $50).  Each month or quarter, as specified, the Funds will automatically redeem sufficient shares from your account to meet the specified withdrawal amount.  The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Funds or paid in cash.  Call or write the Funds for an application form.
Minimum Account Size.  The Trustees reserve the right to redeem involuntarily any account having a NAV of less than $1,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon 30-days' prior written notice.  If the shareholder brings his account NAV up to at least $1,000 during the notice period, the account will not be redeemed.  Accounts that have signed up for the automatic investment plan are not subject to the minimum account size.  Redemptions from retirement accounts may be subject to federal income tax.  Shareholders may also be charged a fee by their broker or agent if shares are redeemed or transferred through their broker or agent.
Redemptions in Kind.  The Funds do not intend, under normal circumstances, to redeem shares by payment in kind.  It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for a Fund to pay for all redemptions in cash.  In such cases, the Trustees may authorize payment to be made in readily marketable portfolio securities of a Fund.  Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund's NAV per share.  Shareholders receiving them bear the market risks associated with the securities until they have been converted into cash and may incur brokerage costs when these securities are sold.  An irrevocable election has been filed under Rule 18f-1 of the Investment Company Act of 1940 wherein each Fund must pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (i) $250,000 or (ii) 1% of the Fund's NAV at the beginning of such period.  Redemption requests in excess of this limit may be satisfied in cash or in kind at the Funds' election.

Signature Guarantees.  To protect your account and the Funds from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account.  Signature guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (iii) transactions where proceeds from redemptions, dividends, or distributions are sent to a financial institution; and (iv) redemption requests in excess of $50,000.  Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.
Miscellaneous.  The Funds reserve the right to delay the distribution of redemption proceeds involving recently purchased shares until the check for the recently purchased shares has cleared, which may take up to 15 days from the date of purchase.  The Funds may also suspend redemptions, if permitted by the Investment Company Act of 1940, for any period during which the New York Stock Exchange is closed, trading is restricted by the Securities and Exchange Commission, or the Securities and Exchange Commission declares that an emergency exists.  Redemptions may be suspended during other periods permitted by the Securities and Exchange Commission for the protection of the Funds' shareholders.  During drastic economic and market changes, telephone redemption privileges may be difficult to implement.
FREQUENT PURCHASES AND REDEMPTIONS
Frequent purchases and redemptions of Fund shares by a shareholder, known as frequent trading, present a number of risks to the Funds' other shareholders.  These risks include dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Funds' portfolio holdings, and increased brokerage and administration costs.  Due to the potential of a thin market for some of the Funds' portfolio securities, as well as overall adverse market, economic, political, or other conditions that may affect the sale price of portfolio securities, the Funds could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions.  Frequent trading may also increase portfolio turnover, which may in turn result in increased capital gains taxes for shareholders.
The Board of Trustees has adopted a policy that is intended to discourage frequent trading by shareholders.  The Funds do not accommodate frequent trading.  Under the adopted policy, the Funds' transfer agent provides a daily record of shareholder trades to the Advisor.  The Funds' transfer agent also monitors and tests shareholder purchase and redemption orders for frequent trading.  The Advisor has the discretion to limit investments, by refusing further purchase and exchange orders, from a shareholder that the Advisor believes has a pattern of trades not in the best interests of the other shareholders.  In addition to this discretionary policy, each Fund will also limit investments from any shareholder account that, on two or more occasions during a 60 calendar day period, purchases and redeems shares over a period of less than ten days having a redemption amount within ten percent of the purchase amount and greater than $10,000.  In the event such a purchase and redemption pattern occurs, the shareholder account and any other account with the same taxpayer identification number will be precluded from investing in the Fund for at least 30 calendar days after the second redemption transaction.

The Funds and Advisor intend to apply this policy uniformly, except that the Funds may not be able to identify or determine that a specific purchase or redemption is part of a pattern of frequent trading or that a specific shareholder is engaged in frequent trading, particularly with respect to transactions made through omnibus accounts or accounts opened through financial intermediaries such as broker-dealers and banks.  Omnibus account arrangements permit multiple investors to aggregate their respective share ownership and to purchase, redeem, and exchange Fund shares without the identity of the individual shareholders being immediately known to the Funds.  Like omnibus accounts, accounts opened through financial intermediaries normally permit shareholders to purchase, redeem, and exchange Fund shares without the identity of the shareholder being immediately known to the Funds.  Consequently, the ability of the Funds to monitor and detect frequent trading through omnibus and intermediary accounts is limited, and there is no guarantee that the Funds can identify shareholders who might be engaging in frequent trading through these accounts or curtail such trading.
In addition, this policy will not apply if the Advisor determines that a purchase and redemption pattern does not constitute frequent trading, such as inadvertent errors that result in frequent purchases and redemptions.  Inadvertent errors shall include purchases and/or redemptions made unintentionally or by mistake (e.g., where a shareholder unintentionally or mistakenly invests in the Funds and redeems immediately after recognizing the error).  The shareholder shall have the burden of proving to the sole satisfaction of the Advisor that a purchase and redemption pattern was the result of an inadvertent error.  In such a case, the Advisor may choose to allow further purchase and exchange orders from such shareholder.

OTHER IMPORTANT INFORMATION
DIVIDENDS, DISTRIBUTIONS, AND TAXES
The following information is meant as a general summary for U.S. taxpayers.  Additional tax information appears in the Funds' Statement of Additional Information.  Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences to them of investing in the Funds.
The Funds will distribute most of their income and realized gains to its shareholders every year.  Income dividends paid by the Funds derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually.  Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares.  Although the Funds will not be taxed on amounts they distribute, shareholders will generally be taxed on distributions paid by the Funds, regardless of whether distributions are received in cash or are reinvested in additional Fund shares.  Distributions may be subject to state and local taxes, as well as federal taxes.
In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the Fund shares.  An exchange of shares may be treated as a sale and any gain may be subject to tax.
As with all mutual funds, the Funds may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28%) for all taxable distributions payable to shareholders who fail to provide the Funds with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding.  Backup withholding is not an additional tax; rather, it is a way in which the Internal Revenue Service ensures it will collect taxes otherwise due.  Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.
Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.
FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages are intended to help you understand the financial performance of the Crescent Large Cap Macro Fund and Crescent Strategic Income Fund since their inception on December 15, 2011.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  The financial data in the tables below have been derived from audited financial statements of the Funds.  This information for the fiscal year ended March 31, 2015 has been audited by BBD, LLP, an independent registered accounting firm, whose report covering such period is incorporated by reference into the Statement of Additional Information.  This information for other fiscal periods was audited by a different independent registered accounting firm, This information should be read in conjunction with the Funds' latest audited annual financial statements and notes thereto as presented in the Annual Shareholder Report, which are also incorporated by reference into the Statement of Additional Information.  Copies of the Funds' Annual Shareholder Report may also be obtained at no charge by calling the Funds at 1-800-773-3863.  Since the Crescent Mid Cap Macro Fund has not yet commenced operation, there is no financial or performance information for the Fund in this prospectus.

CRESCENT LARGE CAP MACRO FUND
Institutional Class Shares
 For A Share Outstanding Throughout Each Period
	Year ended March 31, 2015	Year ended March 31, 2014	Year ended March 31, 2013	Period ended March 31, 2012 (f)
Net Asset Value, Beginning of Period	$14.22	$12.23	$11.35	$10.00
Income from investment operations
Net investment income	0.08	0.07	0.06	0.01
Net realized and unrealized gain on investments	0.96	2.47	0.88	1.34
Total from investment operations	1.04	2.54	0.94	1.35
Less distributions
From net investment income	(0.05)	(0.07)	(0.01)	--
From net realized gains from investment transactions	(1.18)	(0.48)	(0.05)	--
Total distributions	(1.23)	(0.55)	(0.06)	--
Net Asset Value, End of Period	$14.03	$14.22	$12.23	$11.35
Total return (c)(d)	7.69%	21.02%	8.35%	13.50% (b)
Net Assets, End of Period (in thousands)	$15,769	$14,854	$13,503	$6,006
Average Net Assets for the Period (in thousands)	$15,427	$14,217	$12,295	$3,620
Ratios of:
Gross expenses to average net assets (e)	1.42%	1.45%	1.57%	3.39% (a)
Net expenses to average net assets (e)	1.25%	1.25%	1.25%	1.22% (a)
Net investment income to average net assets	0.54%	0.52%	0.67%	0.39% (a)
Portfolio turnover rate	60.99%	71.58%	88.87%	25.95% (b)

(a)  Annualized.
(b)  Not annualized.
(c)  Total return does not reflect sales charge, if any.
(d)  Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)  The expense ratios above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers or reimbursements (net expense ratio).
(f)  For a share outstanding during the period from December 15, 2011 (Date of Initial Public Investment) to March 31, 2012.

CRESCENT LARGE CAP MACRO FUND
Advisor Class Shares
For A Share Outstanding Throughout Each Period
	Year ended March 31, 2015	Year ended March 31, 2014	Year ended March 31, 2013	Period ended March 31, 2012 (f)
Net Asset Value, Beginning of Period	$14.18	$12.21	$11.34	$10.00
Income from investment operations
Net investment income	0.04	0.04	0.06	--
Net realized and unrealized gain on investments	1.00	2.45	0.86	1.34
Total from investment operations	1.04	2.49	0.92	1.34
Less distributions
From net investment income	(0.05)	(0.04)	(0.00) (g)	--
From net realized gains from investment transactions	(1.18)	(0.48)	(0.05)	--
Total distributions	(1.23)	(0.52)	(0.05)	--
Net Asset Value, End of Year	$13.99	$14.18	$12.21	$11.34
Total return (c)(d)	7.68%	20.65%	8.17%	13.40% (b)
Net Assets, End of Period (in thousands)	$1,657	$3,479	$3,053	$4,331
Average Net Assets for the Period (in thousands)	$3,549	$3,295	$3,734	$4,074
Ratios of:
Gross expenses to average net assets (e)	1.67%	1.70%	1.84%	3.57% (a)
Net expenses to average net assets (e)	1.50%	1.50%	1.50%	1.49% (a)
Net investment income to average net assets	0.31%	0.27%	0.43%	0.06% (a)
Portfolio turnover rate	60.99%	71.58%	88.87%	25.95% (b)

(a)  Annualized.
(b)  Not annualized.
(c)  Total return does not reflect sales charge, if any.
(d)  Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)  The expense ratios above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers or reimbursements (net expense ratio).
(f)  For a share outstanding during the period from December 27, 2011 (Date of Initial Public Investment) to March 31, 2012.
(g)  Actual amount is less than $0.01 per share.

CRESCENT STRATEGIC INCOME FUND
Institutional Class Shares
For A Share Outstanding Throughout Each Period
	Year ended March 31, 2015	Year ended March 31, 2014	Year ended March 31, 2013	Period ended March 31, 2012 (f)
Net Asset Value, Beginning of Period	$10.00	$10.16	$9.96	$10.00
Income (loss) from investment operations
Net investment income	0.15 (g)	0.14	0.11	0.02
Net realized and unrealized gain (loss) on investments	0.16	(0.13)	0.24	(0.04)
Total from investment operations	0.31	0.01	0.35	(0.02)
Less distributions
Dividends (from net investment income)	(0.15)	(0.14)	(0.11)	(0.02)
Distributions (from capital gains)	(0.02)	(0.03)	(0.04)	--
Total distributions	(0.17)	(0.17)	(0.15)	(0.02)
Net Asset Value, End of Year	$10.14	$10.00	$10.16	$9.96
Total return (c)(d)	3.20%	0.14%	3.52%	(0.24)% (b)
Net Assets, End of Period (in thousands)	$12,918	$11,968	$10,999	$8,469
Average Net Assets for the Period (in thousands)	$12,711	$11,170	$11,052	$4,002
Ratios of:
Gross expenses to average net assets (e)	1.52%	1.58%	1.61%	4.40% (a)
Net expenses to average net assets (e)	0.90%	0.90%	0.90%	0.89% (a)
Net investment income/(loss) to average net assets	1.52%	1.41%	1.04%	0.85% (a)
Portfolio turnover rate	24.54%	28.98%	40.15%	10.14% (b)

(a)  Annualized.
(b)  Not annualized.
(c)  Total return does not reflect sales charge, if any.
(d)  Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)  The expense ratios above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers or reimbursements (net expense ratio).
(f)  For a share outstanding during the period from December 15, 2011 (Date of Initial Public Investment) to March 31, 2012.
(g) Calculated using average shares method.

CRESCENT STRATEGIC INCOME FUND
Advisor Class Shares
For A Share Outstanding Throughout Each Period
	Year ended March 31, 2015	Year ended March 31, 2014	Year ended March 31, 2013	Period ended March 31, 2012 (f)
Net Asset Value, Beginning of Year	$9.98	$10.16	$9.96	$10.00
Income (loss) from Investment Operations
Net investment income	0.12 (h)	0.11	0.08	0.01
Net realized and unrealized gain (loss) on investments	0.18	(0.15)	0.23	(0.05)
Total from investment operations	0.30	(0.04)	0.31	(0.04)
Less distributions
Dividends (from net investment income)	(0.12)	(0.11)	(0.07)	(0.00) (g)
Distributions (from capital gains)	(0.02)	(0.03)	(0.04)	--
Total distributions	(0.14)	(0.14)	(0.11)	(0.00) (g)
Net Asset Value, End of Year	$10.14	$9.98	$10.16	$9.96
Total return (c)(d)	3.06%	(0.32)%	3.21%	(0.39)% (b)
Net Assets, End of Period (in thousands)	$173	$978	$946	$1,036
Average Net Assets for the Period (in thousands)	$777	$926	$994	$1,145
Ratios of:
Gross expenses to average net assets (e)	1.75%	1.83%	1.85%	3.79% (a)
Net expenses to average net assets (e)	1.15%	1.15%	1.15%	1.04% (a)
Net investment income/(loss) to average net assets	1.22%	1.15%	0.78%	0.31% (a)
Portfolio turnover rate	24.54%	28.98%	40.15%	10.14% (b)

(a)  Annualized.
(b)  Not annualized.
(c)  Total return does not reflect sales charge, if any.
(d)  Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)  The expense ratios above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers or reimbursements (net expense ratio).
(f)  For a share outstanding during the period from December 27, 2011 (Date of Initial Public Investment) to March 31, 2012.
(g) Actual amount is less than $0.01 per share.
(h)    Calculated using the average shares method..

 ADDITIONAL INFORMATION

The Crescent Funds

Additional information about the Funds is available in the Funds' Statement of Additional Information (SAI), which is incorporated by reference into this prospectus.  Additional information about the Funds' investments is also available in the annual and semi-annual reports to shareholders.  The annual reports include a discussion of market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.
The Funds' Statement of Additional Information and the annual and semi-annual reports will be available, free of charge, on the website listed below and upon request by contacting the Funds (you may also request other information about the Funds or make shareholder inquiries) as follows:
By telephone:	1-800-773-3863
By mail:	The Crescent Funds c/o Nottingham Shareholder Services 116 South Franklin Street Post Office Box 4365 Rocky Mount, North Carolina 27803-0365
By e-mail:	shareholders@ncfunds.com
On the Internet:	www.ncfunds.com
Information about the Funds (including the Statement of Additional Information) can also be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the Securities and Exchange Commission at 1-202-551-8090.  Reports and other information about the Funds are available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act file number 811-22298

PART B

FORM N-1A

STATEMENT OF ADDITIONAL INFORMATION
The Crescent Funds
Crescent Large Cap Macro Fund
Institutional Class Shares – Ticker Symbol GCILX
Advisor Class Shares – Ticker Symbol GCALX
Crescent Mid Cap Macro Fund
Institutional Class Shares – Ticker Symbol GCMIX
Advisor Class Shares – Ticker Symbol GCAMX
Crescent Strategic Income Fund
Institutional Class Shares – Ticker Symbol GCSFX
Advisor Class Shares – Ticker Symbol GCAFX
July 29, 201 5
A series of the
Starboard Investment Trust
116 South Franklin Street
Post Office Box 69
Rocky Mount, North Carolina 27802-0069
 Telephone 1-800-773-3863
TABLE OF CONTENTS
Page
ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES	2
INVESTMENT LIMITATIONS	12
PORTFOLIO TRANSACTIONS	13
DESCRIPTION OF THE TRUST	15
MANAGEMENT AND OTHER SERVICE PROVIDERS	16
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	27
SPECIAL SHAREHOLDER SERVICES	31
DISCLOSURE OF PORTFOLIO HOLDINGS	32
NET ASSET VALUE	33
ADDITIONAL TAX INFORMATION	34
FINANCIAL STATEMENTS	37
APPENDIX A – DESCRIPTION OF RATINGS	38
APPENDIX B – PROXY VOTING POLICIES	42

This Statement of Additional Information is meant to be read in conjunction with the prospectus for the Crescent Funds, dated the same date as this Statement of Additional Information, and is incorporated by reference in its entirety into the prospectus.  Because this Statement of Additional Information is not itself a prospectus, no investment in shares of the Crescent Funds should be made solely upon the information contained herein.  Copies of the Crescent Funds' prospectus, annual report, and/or semi-annual report may be obtained at no charge by writing or calling the Crescent Funds at the address or phone number shown above.  Capitalized terms used but not defined herein have the same meanings as in the Crescent Funds' prospectus.

ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES
Starboard Investment Trust ("Trust") was organized on May 13, 2009 as a Delaware statutory trust and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company.  The Crescent Large Cap Macro Fund, the Crescent Mid Cap Macro Fund, and the Crescent Strategic Income Fund (each a "Fund" and collectively, "Funds") are separate, diversified series of the Trust. The Funds' investment advisor is Greenwood Capital Associates, LLC (the "Advisor").  The Prospectus describes the Funds' investment objective and principal investment strategy, as well as the principal investment risks of the Funds.  The following descriptions and policies supplement these descriptions, and also include descriptions of certain types of investments that may be made by the Funds but are not principal investment strategies of the Funds.  Attached to the Statement of Additional Information is Appendix A, which contains descriptions of the rating symbols used by nationally recognized statistical rating organizations for securities in which the Funds may invest.  Appendix B contains copies of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting Policy and Procedures.
General Investment Risks.  All investments in securities and other financial instruments involve a risk of financial loss.  No assurance can be given that the Funds' investment program will be successful.  Investors should carefully review the descriptions of the Funds' investments and their risks described in the Funds' prospectus and this Statement of Additional Information.
Equity Securities.  The Funds may invest in equity securities, both directly and indirectly through the Funds' investment in shares of other investment companies.  The equity portion of the Funds' portfolio may be comprised of common stocks traded on domestic securities exchanges or on the over-the-counter market.  In addition to common stocks, the equity portion of each Funds' portfolio may also include preferred stocks, convertible preferred stocks, and convertible bonds.  Prices of equity securities in which the Funds invest (either directly or indirectly through the Funds' investment in shares of other investment companies) may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Funds to potential losses.  In addition, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Funds.  Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities will decline.
Investment Companies.  The Funds will invest in securities of other investment companies, including, without limitation, money market funds, and exchange traded funds.  The Fund's investments in such securities involve certain additional expenses and certain tax results, which would not be present in a direct investment in the underlying fund. Due to legal limitations, the Fund will be prevented from: (i) purchasing more than 3% of an investment company's (including ETFs) outstanding shares; (ii) investing more than 5% of the Fund's assets in any single such investment company, and (iii) investing more than 10% of the Fund's assets in investment companies overall;  unless: (a) the underlying investment company and/or the applicable Fund has received an order for exemptive relief from such limitations from the Securities and Exchange Commission; and (b) the underlying investment company and the Fund take appropriate steps to comply with any conditions in such order.  In the alternative, the Fund may rely on Section 12(d)(1)(F) of the Investment Company Act of 1940, which allows unaffiliated mutual funds to exceed the 5% limitation and the 10% limitation, provided that the offering price of the Fund does not include a sales load greater than 1.5%.  The foregoing notwithstanding, the Fund, in reliance on Rule 12d1-3 under the 1940 Act, may impose a sales charge in excess of 1.5% where the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired fund) does not exceed the limits on sales loads established by the Financial Industry Regulatory Authority pursuant to NASD Rule 2830(d)(3).    Also, in the event that there is a proxy vote with respect to shares of another investment company purchased and held by the Funds under Section 12(d)(1)(F), then the Funds will either (i) vote such shares in the same proportion as the vote of all other holders of such securities; or (ii) contact its shareholders for instructions regarding how to vote the proxy.  Investments by the Funds in other investment companies entail a number of risks unique to a fund of funds structure.  These risks include the following:
Multiple Layers of Fees.  By investing in other investment companies indirectly through the Funds, prospective investors will directly bear the fees and expenses of the Funds' Advisor and indirectly bear the fees and expenses of other investment companies and other investment companies' managers as well.  As such, this multiple or duplicative layer of fees will increase the cost of investments in the Funds.

Lack of Transparency.  The Advisor will not be able to monitor the investment activities of the other investment companies on a continuous basis and the other investment companies may use investment strategies that differ from its past practices and are not fully disclosed to the Advisor and that involve risks that are not anticipated by the Advisor.  The Funds has no control over the risks taken by the underlying investment companies in which they invest.
Valuation of Investment Companies.  Although the Advisor will attempt to review the valuation procedures used by other investment companies' managers, the Advisor will have little or no means of independently verifying valuations of the Funds' investments in investment companies and valuations of the underlying securities held by other investment companies.  As such, the Advisor will rely significantly on valuations of other investment companies and the securities underlying other investment companies that are reported by other investment companies' managers.  In the event that such valuations prove to be inaccurate, the NAV of the Funds could be adversely impacted and an investor could incur a loss of investment in the Funds.
Illiquidity of Investments By and In Other Investment Companies.  Other investment companies may invest in securities that are not registered, are subject to legal or other restrictions on transfer, or for which no liquid market exists.  The market prices, if any, for such securities tend to be volatile and restricted securities may sell at prices that are lower than similar securities that are not subject to legal restrictions on resale.  Further, the Funds may not be able to redeem their interests in other investment companies' securities that it has purchased in a timely manner.  If adverse market conditions were to develop during any period in which the Funds are unable to redeem interests in other investment companies, the Funds may suffer losses as a result of this illiquidity.  As such, the lack of liquidity and volatility of restricted securities held by other investment companies could adversely affect the value of the other investment companies.  Any such losses could adversely affect the value of the Funds' investments and an investor could incur a loss of investment in the Funds.
Lack of Control.  Although the Funds and the Advisor will evaluate regularly other investment companies to determine whether their investment programs are consistent with the Funds' investment objectives, the Advisor will not have any control over the investments made by other investment companies.  Even though other investment companies are subject to certain constraints, the investment advisor to each such investment company may change aspects of their investment strategies at any time.  The Advisor will not have the ability to control or influence the composition of the investment portfolio of other investment companies.
Lack of Diversification.  There is no requirement that the underlying investments held by other investment companies be diversified.  As such, other investment companies' managers may target or concentrate other investment companies' investments in specific markets, sectors, or types of securities.  As a result, investments made by other investment companies are subject to greater volatility as a result of this concentration than if the other investment companies had non-concentrated and diversified portfolios of investments.  Thus, the Funds' portfolios (and by extension the value of an investment in the Funds) may therefore be subject to greater risk than the portfolio of a similar fund with investments in diversified investment companies.
Use of Leverage.  The other investment companies may utilize leverage (i.e., borrowing) to acquire their underlying portfolio investments.  When other investment companies borrow money or otherwise leverage their portfolio of investments, doing so may exaggerate changes in the net asset value of the shares of the other investment companies and in the return on the other investment companies' investments.  Borrowing will also cost other investment companies interest expense and other fees.  As such, the value of the Funds' investments in other investment companies may be more volatile and all other risks (including the risk of loss of an investment in other investment companies) tend to be compounded or magnified.  As a result, any losses suffered by other investment companies as a result of their use of leverage could adversely affect the value of the Funds' investments and an investor could incur a loss of investment in the Funds.

Exchange Traded Funds.  The Funds may invest in exchange traded funds ("ETF").  An ETF is an investment company that holds a portfolio of common stock or bonds designed to track the performance of a securities index or sector of an index.  ETFs are traded on a securities exchange based on their market value.  An investment in an ETF generally presents the same primary risks as an investment in a conventional registered investment company (i.e., one that is not exchange traded).  In addition, all ETFs will have costs and expenses that will be passed on to the Funds and these costs and expenses will in turn increase the Funds' expenses.  ETFs are also subject to the following risks that often do not apply to conventional investment companies: (i) the market price of the ETF's shares may trade at a discount to the ETF's net asset value, and as a result, ETFs may experience more price volatility than other types of portfolio investments and such volatility could negatively impact the Funds' net asset values; (ii) an active trading market for an ETF's shares may not develop or be maintained at a sufficient volume; (iii) trading of an ETF's shares may be halted if the listing exchange deems such action appropriate; and (iv) ETF shares may be delisted from the exchange on which they trade, or "circuit breakers" (which are tied to large decreases in stock prices used by the exchange) may temporarily halt trading in the ETF's stock.  ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track.  Finally, there may be legal limitations and other conditions imposed by SEC rules on the amount of the ETF shares that the Funds may acquire.
Foreign Investment Risk.  The Funds may invest in foreign securities traded domestically as American Depository Receipts ("ADRs") or may invest indirectly in foreign securities through its investments in shares of other investment companies.  ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of securities of a foreign issuer.  ADRs may be listed on a national securities exchange or may trade in the over-the-counter market.  The prices of ADRs are denominated in U.S. dollars while the underlying security may be denominated in a foreign currency.  Foreign securities investment presents special consideration not typically associated with investment in domestic securities.  Foreign taxes may reduce income.  Currency exchange rates and regulations may cause fluctuations in the value of foreign securities.  Foreign securities are subject to different regulatory environments than in the U.S. and, compared to the U.S., there may be a lack of uniform accounting, auditing and financial reporting standards, less volume and liquidity and more volatility, less public information, and less regulation of foreign issuers.  Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial or social instability or adverse diplomatic developments.  There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under the U.S. securities laws against such issuers.  Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values.  The U.S. government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.
Fixed-Income Securities.  The Funds will invest in fixed-income securities directly or indirectly through its investments in shares of ETFs, including government and corporate bonds, money market instruments, high yield securities or "junk bonds" and zero-coupon bonds.  Zero-coupon bonds are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a period of time.  Fixed-income securities purchased by the Funds may consist of obligations of any rating.  Fixed-income securities in the lowest investment grade categories have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories.  High yield bonds are typically rated below "Baa" by Moody's Investors Service, Inc.  ("Moody's") or below "BBB" by Standard & Poor's Ratings Group ("S&P") or below investment grade by other recognized rating agencies.  The Funds may also invest in other mutual funds that invest in unrated securities of comparable quality under certain circumstances.  Such bonds are subject to greater market fluctuations and risk of loss of income and principal than higher rated bonds for a variety of reasons, including:
Sensitivity to Interest Rate and Economic Change.  The economy and interest rates affect high yield securities differently than other securities.  For example, the prices of high yield bonds have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments.  Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest obligations, to meet projected business goals, and to obtain additional financing.  If the issuer of a bond defaults, an underlying mutual fund may incur additional expenses to seek recovery.  In addition, periods of economic uncertainty and changes can be expected to result in increased volatility or market prices of high yield bonds and the Underlying Fund's asset values.
Payment Expectations.  High yield bonds present certain risks based on payment expectations.  For example, high yield bonds may contain redemption and call   provisions.  If  an  issuer exercises   these provisions  in a declining  interest  rate market,  the Funds or an ETF the Funds invest in would have to  replace  the  security  with a lower  yielding  security, resulting  in a  decreased  return  for  investors.  Conversely, a high yield bond's value will decrease in a rising interest rate market, as will the value of the Fund's or ETF's assets.  If the Funds or an ETF the Funds invest in experience  unexpected  net  redemptions, it may be forced to sell its high yield bonds  without  regard to their  investment  merits,  thereby decreasing  the asset base upon  which the Funds' or ETF's expenses can be spread  and  possibly  reducing  the  Funds'  or ETF's rate of return.

Liquidity and Valuation.  To the extent that there is no established retail secondary market, there may be thin trading of high yield bonds, and this may impact a fund's ability to accurately value high yield bonds and may hinder a fund's ability to dispose of the bonds.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.
Credit Ratings.  Credit  ratings  evaluate the safety of principal  and interest  payments,  not the  market  value  risk of high  yield  bonds.  Also,  because  credit  rating  agencies  may fail to timely  change the credit  ratings  to reflect  subsequent  events,  the Funds or an ETF the Funds invest in must monitor  the  issuers  of  high  yield  bonds  in  their  portfolios  to determine if the issuers will have  sufficient  cash flow and profits to meet  required  principal  and  interest  payments,  and to  assure  the bonds' liquidity so the Funds or an ETF the Funds invest in can meet redemption requests.
High-yield securities are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time.  Special tax considerations are associated with investing in high-yield securities structured as zero coupon or "pay-in-kind" securities.  The Funds or an ETF the Funds invest in will report the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date.  The payment of principal and interest on most fixed-income securities purchased by a fund will depend upon the ability of the issuers to meet their obligations.  An issuer's obligations under its fixed-income securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations.  The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its fixed-income securities may be materially adversely affected by litigation or other conditions.
The ratings of S&P, Moody's and other nationally recognized rating agencies represent their opinions as to the quality of fixed-income securities.  It should be emphasized, however, that ratings are general and are not absolute standards of quality, and fixed-income securities with the same maturity, interest rate, and rating may have different yields while fixed-income securities of the same maturity and interest rate with different ratings may have the same yield.  For a more detailed description of ratings, please see Appendix A.
Money Market Instruments.  The Funds may invest in money market instruments including U.S. Government obligations or corporate debt obligations (including those subject to repurchase agreements) provided that they are eligible for purchase by the Funds.  Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, and Variable Amount Demand Master Notes ("Master Notes").  Banker's Acceptances are time drafts drawn on and "accepted" by a bank.  When a bank "accepts" such a time draft, it assumes liability for its payment.  When the Funds acquire a Banker's Acceptance, the bank that "accepted" the time draft is liable for payment of interest and principal when due.  The Banker's Acceptance carries the full faith and credit of such bank.  A Certificate of Deposit ("CD") is an unsecured, interest bearing debt obligation of a bank.  Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower.  Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument.  The Funds will invest in Commercial Paper only if it is rated in one of the top two rating categories by Moody's Investors Service, Inc., Standard & Poor's Ratings Services, or Fitch Investors Service, Inc., or if not rated, of equivalent quality in the Advisor's opinion.  Commercial Paper may include Master Notes of the same quality.  Master Notes are unsecured obligations that are redeemable upon demand of the holder and that permit the investment of fluctuating amounts at varying rates of interest.  Master Notes will be acquired by the Funds only through the Master Note program of the Funds' custodian bank, acting as administrator thereof.  The Advisor will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Funds.

U.S. Government Securities.  The Funds may invest in U.S. Government securities, defined to be U.S. Government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. Government such as Government National Mortgage Association (GNMA), as well as obligations of U.S. Government authorities, agencies, and instrumentalities such as Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC), Federal Housing Administration (FHA), Federal Farm Credit Bank (FFCB), Federal Home Loan Bank (FHLB), Student Loan Marketing Association (SLMA), and The Tennessee Valley Authority (TVA).  U.S. Government securities may also be acquired subject to repurchase agreements.  While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government (e.g. GNMA), others are not.  No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies or instrumentalities in the future since it is not obligated to do so by law.  The guarantee of the U.S. Government does not extend to the yield or value of the Funds' shares.
Debentures.  A debenture is long-term, unsecured, debt instrument backed only by the integrity of the borrower, not by collateral, and documented by an indenture.  Governments often issue debentures, in part because they generally cannot guarantee debt with assets (government assets are public property).  The primary risk with this type of investment is that the issuer will default or go into bankruptcy.  As an unsecured creditor, in the event of default or bankruptcy, the holder of a debenture does not have a claim against any specific assets of the issuing firm, so the investor will only be paid from the issuer's assets after the secured creditors have been paid.  The Funds may invest in all types of debentures, including corporate and government debentures.
Derivative Instruments Risk.  When the Funds enter into options, futures, and other forms of financial derivatives, such as foreign exchange contracts, the investments involve risks different from direct investments in the underlying securities.  While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks.  For example, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in a poorer overall performance of the Funds than if they had not entered into any derivatives transactions.  Derivatives may magnify the Funds' gains or losses, causing it to make or lose substantially more than it invested.  When the Fund invests in short sales, options, futures, and other forms of financial derivatives, the Fund will comply with the applicable requirements of the Investment Company Act of 1940 and the guidance of no-action letters issued by the Securities and Exchange Commission, including Investment Company Act Release No. 10666 (Apr. 18, 1979) that require the Funds to segregate assets or otherwise "cover" its positions in a manner that limits the Fund's risk of loss.  The Funds have no specific limit on the amount it invest in derivatives, although practical limits are created by the requirement to segregate assets and hold offsetting positions in connection with such investments.
When used for hedging purposes, increases in the value of the securities the Funds hold or intend to acquire should offset any losses incurred with a derivative.  Purchasing derivatives for purposes other than hedging could expose the Funds to greater risks.
The Funds' ability to hedge securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities.  In the case of poor correlation, the price of the securities the Funds are hedging may not move in the same amount, or even in the same direction as the hedging instrument.  The Advisor will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble with the portfolio securities it is trying to hedge.  However, if the Funds' prediction of interest and currency rates, market value, volatility, or other economic factors is incorrect, the Funds may lose money, or may not make as much money as it expected.
Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative.  Listed below are some of the factors that may cause such a divergence:
•	current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;
•
a difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

•	differences between the derivatives, such as different margin requirements, different liquidity of such markets, and the participation of speculators in such markets.

Derivatives based upon a narrow index of securities may present greater risk than derivatives based on a broad index.  Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.
While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the Funds.  A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Funds against a price decline resulting from deterioration in the issuer's creditworthiness.  Because the value of the Funds' foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Funds' investments precisely over time.
Before a futures contract or option is exercised or expires, the Funds can terminate it only by entering into a closing purchase or sale transaction.  Moreover, the Funds may close out a futures contract only on the exchange the contract was initially traded.  Although the Funds intend to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist.  If there is no secondary market for the contract, or the market is illiquid, the Funds may not be able to close out a position.  In an illiquid market, the Funds may:
•	have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;
•	have to purchase or sell the instrument underlying the contract;
•	not be able to hedge its investments; and
•	not be able to realize profits or limit its losses.
Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions.  For example:
•	an exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives, or all derivatives, which sometimes occurs because of increased market volatility;
•	unusual or unforeseen circumstances may interrupt normal operations of an exchange;
•	the facilities of the exchange may not be adequate to handle current trading volume;
•	equipment failures, government intervention, insolvency of a brokerage firm or clearing house, or other occurrences may disrupt normal trading activity; or
•	investors may lose interest in a particular derivative or category of derivatives.
If the Advisor incorrectly predicts securities market and interest rate trends, the Funds may lose money by investing in derivatives.  For example, if the Funds were to write a call option based on the Advisor's expectation that the price of the underlying security would fall, but the price were to rise instead, the Funds could be required to sell the security upon exercise at a price below the current market price.  Similarly, if the Funds were to write a put option based on the Advisor's expectation that the price of the underlying security would rise, but the price were to fall instead, the Funds could be required to purchase the security upon exercise at a price higher than the current market price.
Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage.  Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the Funds and they may lose more than it originally invested in the derivative.
If the price of a futures contract changes adversely, the Funds may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement.  The Funds may lose margin deposits if a broker with whom they have an open futures contract or related option becomes insolvent or declares bankruptcy.
The prices of derivatives are volatile (i.e., they may change rapidly, substantially, and unpredictably) and are influenced by a variety of factors, including:
•	actual and anticipated changes in interest rates;
•	fiscal and monetary policies; and
•	national and international political events.

Most exchanges limit the amount by which the price of a derivative can change during a single trading day.  Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day.  Once the price of a derivative reaches this value, the Funds may not trade that derivative at a price beyond that limit.  The daily limit governs only price movements during a given day and does not limit potential gains or losses.  Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.
Options.  The Funds may purchase and write put and call options on securities.  The purchase and writing of options involves certain risks.  During the option period, a call writer that holds the underlying security has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline.  The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.  Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.  If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option.  Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.  There can be no assurance that a liquid market will exist when the Funds seek to close out an option position.  Furthermore, if trading restrictions or suspensions are imposed on the options market, the Funds may be unable to close out a position.
The Funds may write a call or put option only if the option is "covered" by holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option.  A written call option creates a potential obligation to sell the underlying security.  In order to make sure that this obligation can be met, a Fund could (i) hold the security underlying the written option; (ii) hold an offsetting call option (one with a strike price that is the same or lower than the strike price of the written option); or (iii) segregate cash and liquid securities (which can be cash, U.S. Government securities, and other liquid debt or equity securities) that when added to collateral on deposit equals the market value of the underlying security.  A written put option creates a potential obligation to buy the underlying security.  In order to make sure that this obligation can be met, a Fund could (i) sell short the underlying security at the same or higher price than the strike price of the written put option; (ii) hold an offsetting put option (one with a strike price that is the same or higher than the strike price of the written option); or (iii) segregate cash and liquid securities that when added to collateral on deposit equals the strike price of the option.
Futures Contracts.  A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future.  Futures contracts are designated by boards of trade that have been designated "contracts markets" by the Commodities Futures Trading Commission (CFTC).  No purchase price is paid or received when the contract is entered into.  Instead, the Funds, upon entering into a futures contract (and to maintain the Funds' open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or liquid, high-grade debt securities, known as "initial margin."  The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract.  Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded.  By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.
If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin.  However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Funds.  These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market."  The Funds are expected to earn interest income on initial and variation margin deposits.

The Funds will incur brokerage fees when it purchases and sells futures contracts.  Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions that may result in a gain or a loss.  While futures positions taken by the Funds will usually be liquidated in this manner, the Funds may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Funds to do so.  A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.
In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the Securities and Exchange Commission.  Under those requirements, where a Fund has a long position in a futures contract, it may be required to establish a segregated account  (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit).  However, segregation of assets is not required if a Fund "covers" a long position. For a short position in futures or forward contracts held by a Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established).
Short Sales.  The Funds may sell securities short.  A short sale is a transaction in which a party sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.  When a party makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security.  The party is required to make a margin deposit in connection with such short sales; the party may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.  If the price of the security sold short increases between the time of the short sale and the time the party covers the short position, the party will incur a loss; conversely, if the price declines, the party will realize a capital gain.  Any gain will be decreased, and any loss increased, by the transaction costs described above.
If the Funds do sell securities "short", the Funds will comply with current guidance from the staff of the Securities and Exchange Commission regarding asset coverage requirements, including Investment Company Act Release No. 10666 (Apr. 18, 1979).  .  In particular, a Fund will take measures that ensure its obligation to purchase the security in the future will be met, including (i) holding the security sold short; (ii) holding an offsetting call option (one with a strike price that is the same or lower than the price at which the security was sold short); or (iii) segregating liquid assets (which can be cash, U.S. Government securities, and other liquid debt or equity securities) on the Fund's books or in a segregated account at the Fund's custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest, and transaction costs due to the broker-dealer lender.  In determining the amount to be segregated, any securities that have been sold short by a Fund will be marked to market daily.  To the extent the market price of the securities sold short increases and more assets are required to meet a Fund's short sale obligations, additional assets will be segregated to ensure adequate coverage of the Fund's short position obligations.  If a Fund does not have the assets to cover a short sale, then the Fund's potential losses on the short will be unlimited because the security's price may appreciate indefinitely.
Swaps.  The Funds may invest in currency, equity, interest rate, index and other swaps, which involve the exchange by an investor with another party of their respective commitments, in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost than if the Funds had invested directly in the asset that yielded the desired return.  In the case of interest rate swaps, an investor may exchange with another party their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.  Use of swaps subjects the investor to risk of default by the counterparties.  If there is a default by the counterparty to such a transaction, there may be contractual remedies pursuant to the agreements related to the transaction although contractual remedies may not be sufficient in the event that the counterparty to the transaction is insolvent.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.  An investor may also enter into currency swaps or other swaps which are similar to interest rate swaps but may be surrogates for other instruments such as currency forwards or options.

Forward Commitment and When-Issued Securities.  The Funds may purchase securities on a when-issued basis or for settlement at a future date if the Funds hold sufficient assets to meet the purchase price.  In such purchase transactions, the Funds will not accrue interest on the purchased security until the actual settlement.  Similarly, if a security is sold for a forward date, the Funds will accrue the interest until the settlement of the sale.  When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale.  As a result, the exposure to the counterparty of the purchase or sale is increased.  Although the Funds would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Funds may sell such a security prior to the settlement date if the Advisor feels such action is appropriate.  In such a case, the Funds could incur a short-term gain or loss.
Repurchase Agreements.  A repurchase transaction occurs when an investor purchases a security (normally a U.S. Treasury obligation), and it then resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and is required to deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future.  The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect.  Delivery pursuant to the resale normally will occur within one to seven days of the purchase.  Repurchase agreements are considered "loans" under the 1940 Act, collateralized by the underlying security.  The Trust has implemented procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations.  The Advisor will consider the creditworthiness of the vendor.  If the vendor fails to pay the agreed upon resale price on the delivery date, the Funds will retain or attempt to dispose of the collateral.  The Funds' risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral.  Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities.
Illiquid Investments.  The Funds may invest up to 15% of net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued.  This restriction is not limited to the time of purchase.  Under the supervision of the Board of Trustees of the Trust (the "Board" or "Trustees"), the Advisor determines the liquidity of the Funds' investments, and through reports from the Advisor, the Trustees monitor investments in illiquid instruments.  In determining the liquidity of the Funds' investments, the Advisor may consider various factors including (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the marketplace for trades (including the ability to assign or offset the Funds' rights and obligations relating to the investment).  If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.  Investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Funds may be unable to dispose of illiquid securities promptly or at reasonable prices.
Restricted Securities.  Within its limitation on investment in illiquid securities, the Funds may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering.  Where registration is required, the Funds may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Funds may be permitted to sell a security under an effective registration statement.  If during such a period adverse market conditions were to develop, the Funds might obtain a less favorable price than prevailed when it decided to seek registration of the security.  Restricted securities that can be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933 and are determined to be liquid under guidelines adopted by and subject to the supervision of the Trustees are not subject to the limitations on illiquid securities.

Portfolio Turnover.  Portfolio turnover is a ratio that indicates how often the securities in a mutual fund's portfolio change during a year's time.  Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes.  The Funds may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions.  Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Funds.  High rates of portfolio turnover could lower performance of the Funds due to increased costs and may also result in the realization of capital gains.  If the Funds realize capital gains when they sell portfolio investments, they must generally distribute those gains to shareholders, increasing their taxable distributions.  Under normal circumstances, the anticipated portfolio turnover rate for each Fund is expected to be less than 100%.
Lending of Portfolio Securities.  In order to generate additional income, the Funds may lend portfolio securities in an amount up to 33% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities which the Advisor has determined are creditworthy under guidelines established by the Board of Trustees.  In determining whether the Funds will lend securities, the Advisor will consider all relevant facts and circumstances.  The Funds may not lend securities to any company affiliated with the Advisor.  Each loan of securities will be collateralized by cash, securities, or equivalent collateral.  The Funds might experience a loss if the borrower defaults on the loan.
The borrower at all times during the loan must maintain with the Funds cash or cash equivalent collateral.  While the loan is outstanding, the borrower will pay the Funds any interest paid on the loaned securities, and the Funds may invest the cash collateral to earn additional income.  Alternatively, the Funds may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral.  It is anticipated that the Funds may share with the borrower some of the income received on the collateral for the loan or the Funds will be paid a premium for the loan.  Voting rights for loaned securities will typically pass to the borrower, but the Fund will retain the right to call any security in anticipation of a vote that the Advisor deems material to the security on loan.  Loans are subject to termination at the option of the Funds or the borrower at any time.  The Funds may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker.  As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.
Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially.  This risk will be increased if a continuation of the current downturn in the economic conditions in the United States and around the world, particularly the recent failures of several major financial services firms, causes further declines in the securities markets and/or causes further financial instability in the borrowers or lending agents.  This risk is increased when the Funds' loans are concentrated with a single or limited number of borrowers.  There are no limits on the number of borrowers the Funds may use, and the Funds may lend securities to only one or a small group of borrowers.  Mutual funds participating in securities lending bear the risk of loss in connection with investments of the cash collateral received from the borrowers, which do not trigger additional collateral requirements from the borrower.
Borrowing.  To the extent permitted under the 1940 Act, the Funds may borrow money for investment purposes, which is a form of leveraging.  Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity.  Such borrowing may make the Fund's NAV more volatile than funds that do not borrow for investment purposes because leverage magnifies changes in the Funds' NAV and on the Funds' investments.  Although the principal of borrowings will be fixed, the Funds' assets may change in value during the time the borrowing is outstanding.  Leverage also creates interest expenses for the Funds.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Funds will have to pay, the Funds' net income will be greater than it would be if leverage were not used.  Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Funds will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced.  The use of derivatives in connection with leverage creates the potential for significant loss.  Any leveraging will comply with the applicable requirements of the Investment Company Act of 1940 and the guidance of no-action letters issued by the Securities and Exchange Commission, including Investment Company Act Release No. 10666 (Apr. 18, 1979).

The Funds may also borrow money to meet redemptions or for other emergency purposes.  Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest.  The 1940 Act requires the Funds to maintain continuous asset coverage of not less than 300% with respect to all borrowings.  If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Funds will be required to reduce the amount of borrowings within three days (not including Sundays and holidays), and may be required to dispose of some portfolio holdings in order to reduce the Funds' debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.
The Funds also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit.  Either of these requirements would increase the cost of borrowing over the stated interest rate.
Borrowing by the Funds creates an opportunity for increased net income, but at the same time, creates special risk considerations.  For example, leveraging will exaggerate the effect on NAV of any increase or decrease in the market value of the Funds' portfolio.
Temporary Defensive Positions.  The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Funds' principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions.  During such an unusual set of circumstances, the Funds may hold up to 100% of their portfolios in cash or cash equivalent positions (e.g., money market securities, U.S. Government securities, and/or similar securities).  When the Funds take a temporary defensive position, the Funds may not be able to achieve their investment objective.
INVESTMENT LIMITATIONS
Each Fund has adopted the following investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund.  A "majority" for this purpose means the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented; or (ii) more than 50% of its outstanding shares.
As a matter of fundamental policy, each Fund may not:
(1)	Issue senior securities, except as permitted by the 1940 Act;
(2)	Borrow money, except to the extent permitted under the 1940 Act (including, without limitation, borrowing to meet redemptions). For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing;
(3)	Pledge, mortgage, or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;
(4)	Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws;
(5)	Purchase or sell real estate or direct interests in real estate; provided, however, that the Fund may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate (including, without limitation, investments in REITs, mortgage-backed securities, and privately-held real estate funds);

(6)	Invest in commodities, except that the Fund may purchase and sell securities of companies that invest in commodities, options, forward contracts, futures contracts, including those relating to indices and currencies, and options on futures contracts, indices, or currencies;
(7)	Make investments for the purpose of exercising control or management over a portfolio company;
(8)	Make loans, provided that the Fund may lend its portfolio securities in an amount up to 33% of total Fund assets, and provided further that, for purposes of this restriction, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, and bankers' acceptances;
(9)	Concentrate its investments. The Fund's concentration policy limits the aggregate value of holdings of a single industry or group of industries (except U.S. Government and cash items) to less than 25% of the Fund's total assets;
(10)	With respect to 75% of its total assets, the Fund may not: (i) purchase 10% or more of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, 5% or more of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to investments in (i) cash and cash items; (ii) securities of other registered investment companies; and (iii) obligations of the United States Government, its agencies, or instrumentalities.
Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligations.
The Fund is allowed to pledge, mortgage, or hypothecate assets up to the amounts allowable under the Investment Company Act of 1940, which presently allows the Fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).
With respect to Investment Limitation #2, the Fund will not make additional investments if outstanding borrowings exceed 5% of the Fund's total assets.
With respect to the fundamental investment restrictions above (other than those involving permitted senior securities and borrowings), if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase).
PORTFOLIO TRANSACTIONS
Subject to the general supervision of the Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Funds.  The Advisor shall manage the Funds' portfolios in accordance with the terms of the Investment Advisory Agreement by and between the Advisor and the Trust on behalf of the Funds ("Advisory Agreement"), which is described in detail under "Management and Other Service Providers – Investment Advisor."  The Advisor serves as investment advisor for a number of client accounts, including the Funds.  Investment decisions for the Funds are made independently from those for any other series of the Trust, if any, and for any other investment companies and accounts advised or managed by the Advisor.
Brokerage Selection. The Funds have adopted, and the Trustees have approved, policies and procedures relating to the direction of mutual fund portfolio securities transactions to broker-dealers.  The Advisor may not give consideration to sales of shares of the Funds as a factor in selecting broker-dealers to execute portfolio securities transactions.  The Advisor may, however, place portfolio transactions with broker-dealers that promote or sell the Funds' shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of the broker's execution and not on its sales efforts.  In selecting brokers to be used in portfolio transactions, the Advisor's general guiding principle is to obtain the best overall execution for each trade, which is a combination of price and execution.  With respect to execution, the Advisor considers a number of discretionary factors, including, without limitation, the actual handling of the order, the ability of the broker to settle the trade promptly and accurately, the financial standing of the broker, the ability of the broker to position stock to facilitate execution, the Advisor's past experience with similar trades, and other factors that may be unique to a particular order.  Recognizing the value of these discretionary factors, the Advisor may select brokers who charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade.

Under Section 28(e) of the Securities Exchange Act of 1934 and the Advisory Agreement, the Advisor is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker.  The research received by the Advisor may include, without limitation: information on the United States and other world economies; information on specific industries, groups of securities, individual companies, and political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Advisor to determine and track investment results; and trading systems that allow the Advisor to interface electronically with brokerage firms, custodians, and other providers.  Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs, and access to computer databases.  In some instances, research products or services received by the Advisor may also be used by the Advisor for functions that are not research related (i.e. not related to the making of investment decisions).  Where a research product or service has a mixed use, the Advisor will make a reasonable allocation according to the use and will pay for the non-research function in cash using its own funds.
The research and investment information services described above make available to the Advisor for its analysis and consideration the views and information of individuals and research staffs of other securities firms.  These services may be useful to the Advisor in connection with advisory clients other than the Funds and not all such services may be useful to the Advisor in connection with the Funds.  Although such information may be a useful supplement to the Advisor's own investment information in rendering services to the Funds, the value of such research and services is not expected to reduce materially the expenses of the Advisor in the performance of its services under the Advisory Agreement and will not reduce the management fees payable to the Advisor by the Funds.
The Funds may invest in securities traded in the over-the-counter market.  In these cases, the Funds may initiate trades through brokers on an agency basis and pay a commission in connection with the transaction.  The Funds may also effect these transactions by dealing directly with the dealers who make a market in the securities involved, in which case the costs of such transactions would involve dealer spreads rather than brokerage commissions.  With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with those other than a primary market maker.
Normally, most of the Funds' fixed income portfolio transactions will be principal transactions executed in over the counter markets and will be executed on a "net" basis, which may include a dealer mark up.  With respect to securities traded only in the over the counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with other than a primary market maker.
The Funds may participate, if and when practicable, in bidding for the purchase of Fund securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group.  The Funds will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Funds' interest.
For the fiscal years ended March 31, 2015 , 2014 , and 2013 , the Crescent Large Cap Macro Fund paid brokerage commissions in the amount of $24,612, $22,175, and $34,338, respectively.  For the fiscal years ended March 31, 2015 , 2014 , and 2013 , the Crescent Strategic Income Fund paid brokerage commissions in the amount of $292, $1,285, and $1,200, respectively.

Aggregated Trades. While investment decisions for the Funds are made independently of the Advisor's other client accounts, the Advisor's other client accounts may invest in the same securities as the Funds.  To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.  When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account.  In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by a Fund.
Portfolio Turnover.  The annualized portfolio turnover rate for the Funds is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period.  The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less.  Portfolio turnover of the Funds may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Funds to receive favorable tax treatment.  Portfolio turnover will not be a limiting factor in making Funds decisions, and the Funds may engage in short-term trading to achieve its investment objectives.  High rates of portfolio turnover could lower performance of the Funds due to increased transaction costs and may also result in the realization of short-term capital gains taxed at ordinary income tax rates.
DESCRIPTION OF THE TRUST
The Trust, which is a statutory trust organized under Delaware law on May 13, 2009, is an open-end management investment company.  The Trust's Declaration of Trust ("Trust Instrument") authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series.  The Trust currently consists of twenty- eight series: the Funds managed by the Advisor; the Arin Large Cap Theta Fund managed by Arin Risk Advisors, LLC; the Matisse Discounted Closed-End Fund Strategy managed by Deschutes Portfolio Strategies ; the Goodwood SMID Cap Discovery Fund managed by Goodwood Advisors, LLC; the Rx Dynamic Growth Fund, Rx Dynamic Total Return Fund, Rx Non Traditional Fund, Rx High Income Fund, Rx Traditional Equity Fund, Rx Traditional Fixed Income Fund, Rx Tactical Rotation Fund, Rx Tax Advantaged Fund, Rx Dividend Income Fund, and Rx Premier Managers Fund and, Rx Fundamental Growth Fund managed by FolioMetrix, LLC; the Roumell Opportunistic Value Fund managed by Roumell Asset Management, LLC; the SCS Tactical Allocation Fund managed by Sentinel Capital Solutions, Inc.; the Sector Rotation Fund managed by Grimaldi Portfolio Solutions , Inc.; the QCI Balanced Fund managed by QCI Asset Management, Inc ; the Sirius S&P Strategic Large-Cap Allocation Fund managed by Sirius Funds Advisors, Inc; the SF Group Core Plus Fund, SF Group Corporate Fixed Income Fund, SF Group High Yield Fund, SF Group Multi-Sector Fixed Income Fund, SF Group Short Duration Fund, and the SF Group Select Growth Equities Fund managed by SF Advisors, LLC . The shares of each Fund are divided into three classes which are described in the Prospectus: Institutional Class Shares and Advisor Class Shares.  Additional series and/or classes may be created from time to time.  The number of shares in the Trust shall be unlimited.  When issued for payment as described in the Funds' prospectus and this Statement of Additional Information, shares of the Funds will be fully paid and non‑assessable and shall have no preemptive or conversion rights.  The Trust normally does not issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, such as a Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series.  Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder.  If there are any assets, income, earnings, proceeds, funds, or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including the Funds, will vote together and not separately on a series‑by‑series or class-by-class basis, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class.  The Trust has adopted a Rule 18f-3 Multi-class Plan for certain series that contain the general characteristics of and conditions under which such series may offer multiple classes of shares.  Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter.  A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class.  Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series.  However, the rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.  Rights of shareholders can only be modified by a majority vote.
When used in the Prospectus or this SAI, a "majority" of shareholders means the vote of the lesser of (i) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Trust or the applicable series or class.
Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held.  Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees.
The Trustees will hold office indefinitely, except that: (i) any Trustee may resign or retire, and (ii) any Trustee may be removed: (a) any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust.  In case a vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act.  Otherwise, there will normally be no meeting of shareholders for the purpose of electing Trustees, and the Trust does not expect to have an annual meeting of shareholders.
The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee's bad faith, willful misfeasance, gross negligence, or reckless disregard of duties.  It also provides that all third parties shall look solely to the Trust's property for satisfaction of claims arising in connection with the affairs of the Trust.  With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.
MANAGEMENT AND OTHER SERVICE PROVIDERS
The Trustees are responsible for the management and supervision of the Funds.  The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Advisor and the Funds; and oversee activities of the Funds.  This section of the Statement of Additional Information provides information about the persons who serve as Trustees and officers to the Trust and Funds, respectively, as well as the entities that provide services to the Funds.
Trustees and Officers.  Following are the Trustees and officers of the Trust, their age and address, their present position with the Trust or the Funds, and their principal occupation during the past five years.  Those Trustees who are "interested persons" (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Advisor are indicated in the table.  The address of each Trustee and officer of the Trust, unless otherwise indicated, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Michael G. Mosley Age: 62	Independent Trustee	Since 7/10	Owner of Commercial Realty Services (real estate) since 2004.	28	None.
Theo H. Pitt, Jr. Age: 79	Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999; Partner, Pikar Properties (real estate) since 2001.	28
Independent Trustee of World Funds Trust for its twelve series, Gardner Lewis Investment Trust for its two series, Vertical Capital Investors Trust for its two series and Hillman Capital Management Investment Trust for its one series (all registered investment companies).

James H. Speed, Jr. Age: 61	Independent Trustee, Chairman	Trustee since 7/09, Chair since 5/12	President and CEO of NC Mutual Insurance Company (insurance company) since 2003.	28
Independent Trustee of the Brown Capital Management Mutual Funds for its three series, Hillman Capital Management Investment Trust for its one series, and Centaur Mutual Funds Trust for its one series (all registered investment companies).  Member of Board of Directors of NC Mutual Life Insurance Company.  Member of Board of Directors of M&F Bancorp.  Previously, Independent Trustee of Nottingham Investment Trust II for its four series from 2000 until 2010 and New Providence Investment Trust for its one series from 2009 until 2011 (registered investment company).

J. Buckley Strandberg Age: 55	Independent Trustee	Since 7/09	President of Standard Insurance and Realty (insurance and property management) since 1982.	28	None.
Other Officers
Katherine M. Honey Age: 41	President and Principal Executive Officer	Since 05/15	EVP of The Nottingham Company since 2008.	n/a	n/a
Matthew J. Beck Age: 27	Secretary	Since 05/15	General Counsel of the Nottingham Company since 2014.	n/a	n/a

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Ashley E. Harris Age: 31	Treasurer, Assistant Secretary and Principal Financial Officer	Since 05/15	Fund Accounting Manager and Financial Reporting, The Nottingham Company since 2008.	n/a	n/a
John Canning Age: 43	Chief Compliance Officer	Since 8/14	Managing Director, Cipperman Compliance Services, LLC (2011-present). Formerly, Director of Mutual Fund Administration of Nationwide Fund Group (2008-2011).	n/a	n/a

The Board met six times during the fiscal year ended March 31, 201 5 .  Each Trustee attended all of the Board meetings.
Board Structure.  The Trust's Board of Trustees includes four independent Trustees, one of which, Mr. Speed, is Chairman of the Board of Trustees.  The Board has established several standing committees: the Audit Committee, Nominating Committee, Proxy Voting Committee, Governance Committee, and Qualified Legal Compliance Committee.  These standing committees are comprised entirely of the Independent Trustees.  Other information about these standing committees is set forth below.  The Board has determined that the Board's structure is appropriate given the characteristics, size, and operations of the Trust.  The Board also believes that its leadership structure, including its committees, helps facilitate effective oversight of Trust management.  The Board reviews its structure annually.
With respect to risk oversight, the Board considers risk management issues as part of its general oversight responsibilities throughout the year.  The Board holds four regular board meetings each year during which the Board receives risk management reports and/or assessments from Trust management, the Fund's advisor, administrator, transfer agent, and distributor, and receives an annual report from the Trust's Chief Compliance Officer ("CCO").  The Audit Committee also meets with the Trust's independent registered public accounting firm on an annual basis, to discuss among other things, the internal control structure of the Trust's financial reporting function.  When appropriate, the Board may hold special meeting or communicate directly with Trust management, the CCO, the Trust's third party service providers, legal counsel, or independent public accountants to address matters arising between regular board meeting or needing special attention.  In addition, the Board has adopted policies and procedures for the Trust to help detect and prevent and, if necessary, correct violations of federal securities laws
Qualification of Trustees.  The Board has considered each Trustee's experience, qualifications, attributes and skills in light of the Board's function and the Trust's business and structure, and has determined that each Trustee possesses experience, qualifications, attributes and skills that enable the Trustee to be an effective member of the Board.
Mr. Mosley has had business experience as an owner of a real estate company. Mr. Pitt has experience as an investor, including his role as trustee of several other investment companies and business experience as Senior Partner of a financial consulting company, as a Partner of a real estate partnership and as an Account Administrator for a money management firm. Mr. Speed also has experience as an investor as trustee of several other investment companies and business experience as President and CEO of an insurance company and as President of a company in the business of consulting and private investing. Mr. Strandberg also has investment experience as a former trustee of another investment company and business experience as President of an insurance and property management company.

The Board has determined that each of the Trustees' careers and background, combined with their interpersonal skills and general understanding of financial and other matters, enable the Trustees to effectively participate in and contribute to the Board's functions and oversight of the Trust. References to the qualifications, attributes, and skills of Trustees are pursuant to requirements of the Securities and Exchange Commission, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board by reason thereof.
Trustee Standing Committees.  The Trustees have established the following standing committees:
Audit Committee.  All of the Independent Trustees are members of the Audit Committee.  The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund's financial statements, and interacts with the Fund's independent auditors on behalf of all the Trustees.  The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary.  The Audit Committee met eight times during the fiscal year ended March 31, 201 5 .
Nominating Committee.  All of the Independent Trustees are members of the Nominating Committee.  The Nominating Committee nominates, selects, and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meetings of the shareholders of the Trust.  The Nominating Committee meets only as necessary.  The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.  The Nominating Committee did not meet during the fiscal year ended March 31, 201 5 .
Proxy Voting Committee.  All of the Independent Trustees are members of the Proxy Voting Committee.  The Proxy Voting Committee will determine how the Fund should vote, if called upon by the Board or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor, or principal underwriter, on the other hand.  The Proxy Voting Committee will also review the Trust's Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable.  The Proxy Voting Committee will also decide if the Fund should participate in a class action settlement, if called upon by the Advisor, in cases where a class action settlement with respect to which the Fund is eligible to participate presents a conflict between the interests of the Fund's shareholders, on the one hand, and those of the Advisor, on the other hand.  The Proxy Voting Committee meets only as necessary and did not meet during the fiscal year ended March 31, 201 5 .
Governance Committee. The Independent Trustees are the current members of the Governance Committee.  The Governance Committee assists the Board of Trustees in adopting fund governance practices and meeting certain fund governance standards.  The Governance Committee operates pursuant to a Governance Committee Charter and normally meets annually, but may also meet as often as necessary to carry out its purpose.  The Governance Committee met once during the fiscal year ended March 31, 201 5 .
Qualified Legal Compliance Committee.  The Independent Trustees are the current members of the Qualified Legal Compliance Committee.  The Qualified Legal Compliance Committee receives, investigates, and makes recommendations as to appropriate remedial action in connection with any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, Trustees, or agents.  The Qualified Legal Compliance Committee meets only as necessary and did not meet during the fiscal year ended March 31, 201 5 .
Beneficial Equity Ownership Information.  The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Fund complex, as of valuation date of December 31, 201 4 and stated as one of the following ranges:  A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Trustee In Family of Investment Companies*
Michael G. Mosley	A	A
Theo H. Pitt, Jr.	A	A
James H. Speed, Jr.	A	A
J. Buckley Strandberg	A	A
* Includes all the funds of the Trust managed by the Advisor.
Ownership of Securities of Advisor, Distributor, or Related Entities.  As of December 31, 201 4 , none of the Independent Trustees and/or their immediate family members own securities of the Advisor, Distributor, or any entity controlling, controlled by, or under common control with the Advisor or Distributor.
Compensation.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Independent Trustees receive $2,000 per Fund each year.  The Trust reimburses each Trustee and officers of the Trust for his or her travel and other expenses relating to attendance at such meetings.  The following compensation is based on figures for the fiscal year ended March 31, 201 5 .  Each of the Trustees serves as a Trustee to all series of the Trust, including the Fund.
Name of Trustee	Aggregate Compensation From Each Fund*	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Funds and Fund Complex Paid to Trustees*
Michael G. Mosley	$2,000	None	None	$ 41,554.90
Theo H. Pitt, Jr.	$2,000	None	None	$ 41,554.90
James H. Speed, Jr.	$2,000	None	None	$ 41,554.90
J. Buckley Strandberg	$2,000	None	None	$ 41,554.90
*Each of the Trustees serves as a Trustee to all series of the Trust.
Codes of Ethics.  The Trust and Advisor each have adopted a code of ethics, as required under Rule 17j-1 of the 1940 Act, which is designed to prevent affiliated persons of the Trust and Advisor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which securities may also be held by persons subject to each such code of ethics).  There can be no assurance that the codes will be effective in preventing such activities.  The codes permit employees and officers of the Trust and Advisor to invest in securities, subject to certain restrictions and pre-approval requirements.  In addition, the Advisor's code requires that portfolio managers and other investment personnel of the Advisor report their personal securities transactions and holdings, which are reviewed for compliance with the Trust's and Advisor's code of ethics.
Anti-Money Laundering Program.  The Trust has adopted an anti-money laundering program, as required by applicable law, which is designed to prevent the Funds from being used for money laundering or the financing of terrorist activities.  The Trust's Chief Compliance Officer is responsible for implementing and monitoring the operations and internal controls of the program.  Compliance officers at certain of the Funds' service providers are also responsible for monitoring the program.  The anti-money laundering program is subject to the continuing oversight of the Trustees.

Proxy Voting Policies.  The Trust has adopted a proxy voting and disclosure policy that delegates to the Advisor the authority to vote proxies for the Funds, subject to oversight by the Trustees.  Copies of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting Policy and Procedures are included as Appendix B to this Statement of Additional Information.  No later than August 31st of each year, the Funds will file Form N-PX stating how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th.  Information regarding how the Fund voted proxies as set forth in its most recent filing of Form N-PX will be available (i) without charge, upon request, by calling the Fund at 1-800-773-3863; and (ii) on the SEC's website at http://www.sec.gov.
Principal Holders of Voting Securities.  As of June 30, 2014, the Trustees and officers of the Trust as a group owned beneficially (i.e., had direct or indirect voting and/or investment power) less than 1% and less than 1% of the then outstanding Institutional Class Shares and Advisor Class Shares of the Crescent Large Cap Macro Fund, respectively; none of the then outstanding Institutional Class Shares and Advisor Class Shares of the Crescent Mid Cap Macro Fund; and less than 1% and less than 1% of the then outstanding Institutional Class Shares and Advisor Class Shares of the Crescent Strategic Income Fund, respectively. On that same date, the following shareholders owned of record more than 5% of the outstanding shares of each class of shares of the Funds.  Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of a class of shares of the Funds as of June 30, 2014.
Crescent Large Cap Macro Fund – Institutional Class Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
CountyBank Trust Services PO Box 3129 Greenwood, SC 29648	804,081.231 Shares	76.11%[1,2]
Greenwood Capital Profit, LLC Profit Sharing Plan, LLC PO Box 3181 Greenwood, SC 29648	88,344.577 Shares	8. 36%[3]
CountyBank Trust Services PO Box 3129 Greenwood, SC 29648	144,249.311 Shares	13.65%

Crescent Large Cap Macro Fund – Advisor Class Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
Patterson & Co FBO Greenwood Comm & Resort 401(K) RSP 1525 West Wt Harris Blvd Charlotte, NC 28288-1076	24,555.541 Shares	21.26%[2]
Patterson & Co FBO Greenwood Mills Thrift Plan 1525 West Wt Harris Blvd Charlotte, NC 28288-1076	64,316.047 Shares	55.70%[1,2]
Patterson & Co FBO CountyBank 401(k) Plan 1525 West Wt Harris Blvd Charlotte, NC 28288-1076	26,603.932 Shares	23.04%

Crescent Mid Cap Macro Fund – Institutional Class Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
None

Crescent Mid Cap Macro Fund – Advisor Class Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
None

Crescent Strategic Income Fund – Institutional Class Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
CountyBank Trust Services PO Box 3129 Greenwood, SC 29648	1,101,484.392 Shares	82.23%[1,2]
CountyBank Trust Services PO Box 3129 Greenwood, SC 29648	156,817.385 Shares	11.71%

Crescent Strategic Income Fund – Advisor Class Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
Patterson & Co FBO Greenwood Mills Thrift Plan 1525 West Wt Harris Blvd Charlotte, NC 28288-1076	17,052.858 Shares	99.38%[1,2]
1. Deemed a "control person" of the Fund as defined by applicable SEC regulations. Such control may affect the voting rights of other shareholders.  For example, persons exercising control will have more ability to influence the outcome of matters submitted to shareholders to be voted upon.
2. The Funds believe that such entity does not have a beneficial ownership interest in such shares.
3. Controlled by principals of the Advisor.
Investment Advisor.  Information about the Advisor, Greenwood Capital Associates, LLC, Greenwood Building, 5th Floor, Post Office Box 3181, Greenwood, SC 29648, and its duties and compensation as Advisor is contained in the Funds' prospectus.  The Advisor is controlled by J. Philip Bell, President and Chief Compliance Officer, Walter B. Todd, Chief Investment Officer, and TCB Corp, Member.  The Advisor supervises the Funds' investments pursuant to the Advisory Agreement.  The Advisory Agreement is effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Funds' outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party.  The Advisory Agreement is terminable without penalty by the Trust on 60 calendar days' written notice by the Trustees or by vote of a majority of the outstanding voting securities or upon 60 calendar days' written notice by the Advisor.  The Advisory Agreement provides that it will terminate automatically in the event of its "assignment," as such term is defined in the 1940 Act.
The Advisor manages the Funds' investments in accordance with the stated policies of the Funds, subject to the approval of the Trustees.  The Advisor is responsible for investment decisions, and provides the Funds with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties; or from its reckless disregard of its duties and obligations under the Advisory Agreement.
As compensation for the investment advisory services provided to the Crescent Large Cap Macro Fund, the Advisor will receive a monthly management fee equal to an annual rate of 0.60% of the Fund's net assets.  In addition, the Advisor and Fund have entered into an Expense Limitation Agreement pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, amounts, if any, payable under a Rule 12b-1 distribution plan, and acquired fund fees and expenses) are limited to 1.25% of the Fund for the period ending July 31, 2016.  For the fiscal year ended March 31, 2015 , the Advisor received $ 81,630 for its services to the Fund after waivers in the amount of $ 32,227 .  For the fiscal year ended March 31, 2014 , the Advisor received $ 105,069 for its services to the Fund after waivers in the amount of $ 34,982 .  For the fiscal period ended March 31, 2013 , the Advisor received fees received $ 53,075 for its services to the Fund after waivers in the amount of $ 43,100 .
As compensation for the investment advisory services provided to the Crescent Mid Cap Macro Fund, the Advisor will receive a monthly management fee equal to an annual rate of 0.75% of the Fund's net assets. In addition, the Advisor and Fund have entered into an Expense Limitation Agreement pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, amounts, if any, payable under a Rule 12b-1 distribution plan, and acquired fund fees and expenses) are limited to 1.50% of the Fund for the period ending July 31, 2016.
As compensation for the investment advisory services provided to the Crescent Strategic Income Fund, the Advisor will receive a monthly management fee equal to an annual rate of 0.35% of the Fund's net assets. In addition, the Advisor and Fund have entered into an Expense Limitation Agreement pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, amounts, if any, payable under a Rule 12b-1 distribution plan, and acquired fund fees and expenses) are limited to 0.90% of the Fund for the period ending July 31, 2016.  For the fiscal period ended March 31, 2015 , the Advisor received $0 for its services to the Fund after waivers in the amount of $ 47,209 .  For the fiscal period ended March 31, 2014 , the Advisor received $0 for its services to the Fund after waivers in the amount of $ 42,325 .  For the fiscal period ended March 31, 2013 , the Advisor received $0 for its services to the Fund after waivers in the amount of $ 42,147 .
Portfolio Managers.  The Crescent Large Cap Macro Fund's portfolio will be managed on a day-to-day basis by Walter B. Todd, III.  The Crescent Mid Cap Macro Fund's portfolio will be managed on a day-to-day basis by Walter B. Todd, III.  The Crescent Strategic Income Fund's portfolio will be managed on a day-to-day basis by John D. Wiseman and Walter B. Todd, III.
Compensation.  Each portfolio manager's compensation varies with the general success of the Advisor as a firm.  Each portfolio manager's compensation consists of a fixed annual salary, plus additional remuneration based on the Advisor's assets under management.  Each portfolio manager's compensation is not directly linked to the Funds' performance, although positive performance and growth in managed assets are factors that may contribute to the Advisor's distributable profits and assets under management.
Ownership of Fund Shares.  The table below shows the amount of each Fund's equity securities beneficially owned by each portfolio manager as of June 30, 201 5 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Walter B. Todd, III	B
John D. Wiseman	A
Other Accounts.  In addition to the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts.  The table below shows the number of, and total assets in, such other accounts as of the end of the Funds' fiscal year ended March 31, 201 5 .
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
All Accounts
Walter B. Todd, III	0	$0	0	$ 0	53	$ 66 million
John D. Wiseman	0	$0	0	$ 0	68	$ 581 million
Accounts with Performance-Based Advisory Fee
Walter B. Todd, III	0	$0	0	$0	0	$0
John D. Wiseman	0	$0	0	$0	0	$0
Conflicts of Interests.  The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Funds' investments, on the one hand, and the investments of the other accounts, on the other.  The other accounts consist of separately managed private clients ("Other Accounts").  The Other Accounts might have similar investment objectives as the Funds, be compared to the same index as the Funds, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Funds.
Knowledge of the Timing and Size of Fund Trades:  A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of the Funds.  The portfolio manager knows the size and timing of trades for the Funds and the Other Accounts, and may be able to predict the market impact of Fund trades.  It is theoretically possible that the portfolio manager could use this information to the advantage of Other Accounts it manages and to the possible detriment of the Funds, or vice versa.
Investment Opportunities:  The Advisor provides investment supervisory services for a number of investment products that have varying investment guidelines.  The portfolio manager works across different investment products.  Differences in the compensation structures of the Advisor's investment products may give rise to a conflict of interest by creating an incentive for the Advisor to allocate the investment opportunities it believes might be the most profitable to the client accounts where it might benefit the most from the investment gains.
Administrator.  The Trust has entered into a Fund Accounting and Administration Agreement with The Nottingham Company ("Administrator"), 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069. The Administrator performs the following services for the Funds: (i) procures on behalf of the Trust, and coordinates with the custodian and monitors the services it provides to the Funds; (ii) coordinates with and monitors any other third parties furnishing services to the Funds; (iii) provides the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions for the Funds; (iv) assists or supervises the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law; (v) assists in the preparation of all federal, state, and local tax returns and reports of the Funds required by applicable law; (vi) assists in the preparation of and, after approval by the Trust, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law; (vii) assists in the preparation of and, after approval by the Trust, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (viii) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of Funds expenses and instructs the Custodian to issue checks in payment thereof; and (ix) takes such other action with respect to the Funds as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator will also provide certain accounting and pricing services for the Funds.

Compensation of the Administrator, which is based upon an administration fee on the average daily net assets of each Fund, is at the following annual rates: 0.100% of the Funds' first $100 million, 0.080% on the next $150 million, 0.060% on the next $250 million, and 0.050% on the next $500 million, and 0.040% on average daily net assets over $1 billion, with a monthly minimum general administration fee of $2,000.  The Administrator currently receives a monthly fund accounting fee of $2,250 per Fund for accounting and recordkeeping services with an additional fee of $750 per month for each additional class of shares plus an asset-based fee of 0.01% of the net assets of each Fund. For the fiscal period ended March 31, 2015 , the Administrator received $ 24,039 in fund administration fees and $ 34,898 in fund accounting fees from the Crescent Large Cap Macro Fund.  For the fiscal period ended March 31, 2014 , the Administrator received $ 24,026 in fund administration fees and $ 34,750 in fund accounting fees from the Crescent Large Cap Macro Fund.  For the fiscal period ended March 31, 2013 , the Administrator received $ 22,159 in fund administration fees and $ 34,601 in fund accounting fees from the Crescent Large Cap Macro Fund.  For the fiscal period ended March 31, 2015 , the Administrator received $ 24,001 in fund administration fees and $ 34,349 in fund accounting fees from the Crescent Strategic Income Fund. For the fiscal period ended March 31, 2014 , the Administrator received $ 7,124 in fund administration fees and $ 9,968 in fund accounting fees from the Crescent Strategic Income Fund. For the fiscal period ended March 31, 2013 , the Administrator received $ 22,025 in fund administration fees and $ 9,968 in fund accounting fees from the Crescent Strategic Income Fund. The Administrator will also receive the following to procure and pay the custodian for the Funds: 0.02% on the first $100 million of each Funds' net assets and 0.009% on all assets over $100 million plus transaction fees with a minimum annual fee of $5,000.  The Administrator also charges the Funds for certain costs involved with the daily valuation of investment securities and is reimbursed for out‑of‑pocket expenses.
Transfer Agent.  The Trust has entered into a Dividend Disbursing and Transfer Agent Agreement with Nottingham Shareholder Services, LLC ("Transfer Agent"), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Funds.  The address of the Transfer Agent is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.  The Transfer Agent is compensated for its services based upon a $21 fee per shareholder per year, subject to a minimum fee of $1,750 per month and $500 per month for each additional class of shares. The Transfer Agent received $ 27,000 in fees from the Crescent Large Cap Macro Fund and $ 27,000 in fees from the Crescent Strategic Income Fund for the fiscal period ended March 31, 2015 . The Transfer Agent received $ 27,956 in fees from the Crescent Large Cap Macro Fund and $ 27,891 in fees from the Crescent Strategic Income Fund for the fiscal period ended March 31, 201 4 . The Transfer Agent received $ 27,926 in fees from the Crescent Large Cap Macro Fund and $ 27,661 in fees from the Crescent Strategic Income Fund for the fiscal period ended March 31, 2013 .
Distributor.  The Funds will conduct a continuous offering of their securities.  Capital Investment Group, Inc. ("Distributor"), Post Office Box 32249, Raleigh, North Carolina 27622, acts as the underwriter and distributor of the Funds' shares for the purpose of facilitating the registration of shares of the Funds under state securities laws and assisting in sales of Fund shares pursuant to a distribution agreement ("Distribution Agreement") approved by the Trustees.  In this regard, the Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states that the Funds shall from time to time identify to the Distributor as states in which each Fund wish to offer its shares for sale, in order that state registrations may be maintained for the Fund.  The Distributor is a broker-dealer registered with the SEC and a member in good standing of the Financial Industry Regulatory Authority.  The Distributor is entitled to receive an annual fee of $5,000 per Fund for performing certain recordkeeping, communication, and other administrative services for the Fund.  Such administrative services shall include, but are not limited to, the following: (i) maintaining records with respect to submissions to the Financial Industry Regulatory Authority, dealer discounts and brokerage fees and commissions, and selling agreements; (ii) maintaining an account with the National Securities Clearing Corporation's Fund/SERV System for the purpose of processing account registrations, maintaining accounts, and communicating transaction data; (iii) preparing reports for the Board of Trustees as shall be reasonably requested from time to time; and (iv) performing other services for the Trust as agreed to by the Distributor and the Trust from time to time.  The Distributor and Trust agree that the services described above are of an administrative nature and such services, as well as the fee provided in connection therewith, are not, nor are they intended to be, payment for marketing and/or distribution services related to, or the promotion of, the sale of the Funds' shares.  The Distribution Agreement may be terminated by either party upon 60-days' prior written notice to the other party and will terminate automatically in the event of its assignment.  The Distributor serves as exclusive agent for the distribution of the shares of the Funds.

Rule 12b-1 Plan.  The Trust has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act for the Advisor Class Shares of the Fund (the "Plan").  Pursuant to the Plan, the Advisor Class Shares are authorized to pay the Distributor a fee at an annual rate of 0.25% of the average daily net assets of the Advisor Class Shares as compensation for the Distributor's account maintenance services and as compensation for the Distributor's sales of Advisor Class Shares.  Such fees are to be paid monthly, or at such other intervals, as the Board shall determine. Such fees shall be based upon the average daily net assets of the Advisor Class Shares during the preceding month, and shall be calculated and accrued daily. The Advisor Class Shares may pay fees to the Distributor at a lesser rate, as agreed upon by the Board of Trustees of the Trust and the Distributor. The Plan authorizes payments to the Distributor as compensation for providing account maintenance services to shareholders, including arranging for certain securities dealers or brokers, administrators and others ("Recipients") to provide these services and paying compensation for these services.  The Advisor Class Shares charge a Rule 12b-1 fee at the annual rate of 0.25% of average daily net assets.  The Distributor or other entities also receive the proceeds and contingent deferred sales charges imposed on certain redemptions of shares, which are separate and apart from payments made pursuant to the Plan.
The services to be provided by Recipients may include, but are not limited to, the following: assistance in the offering and sale of Advisor Class Shares and in other aspects of the marketing of the shares to clients or prospective clients of the respective recipients; answering routine inquiries concerning the Advisor Class Shares; assisting in the establishment and maintenance of accounts or sub-accounts in the Advisor Class Shares and in processing purchase and redemption transactions; and providing such other information and services to investors in Advisor Class Shares as the Distributor or the Trust, on behalf of the Advisor Class Shares, may reasonably request. The distribution services shall also include any advertising and marketing services provided by or arranged by the Distributor with respect to the Advisor Class Shares.
The Distributor is required to provide a written report, at least quarterly to the Board of Trustees of the Trust, specifying in reasonable detail the amounts expended pursuant to the Plan and the purposes for which such expenditures were made.  Further, the Distributor will inform the Board of any Rule 12b-1 fees to be paid by the Distributor to Recipients.
The initial term of the Plan is one year and will continue in effect from year to year thereafter, provided such continuance is specifically approved at least annually by a majority of the Board of Trustees of the Trust and a majority of the Trustees who are not "interested persons" of the Trust and do not have a direct or indirect financial interest in the Plan ("Rule 12b-1 Trustees") by votes cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated at any time by the Trust or the Fund by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding voting shares of the Advisor Class Shares.
The Plan may not be amended to increase materially the amount of the Distributor's compensation to be paid by the Advisor Class Shares, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the Advisor Class Shares (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board of Trustees of the Trust and a majority of the Rule 12b- 1 Trustees by votes cast in person at a meeting called for the purpose of voting on the Plan. During the term of the Plan, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees. The Distributor will preserve copies of the Plan, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.
Any agreement related to the Plan will be in writing and provide that: (a) it may be terminated by the Trust or the Fund at any time upon sixty days' written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the Advisor Class Shares; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

Payments under the Plan for the fiscal period ended March 31, 201 5 totaled $ 8,872 for the Advisor Class Shares of the Crescent Large Cap Macro Fund and $ 1,949 for the Advisor Class Shares of the Crescent Strategic Income Fund.  Payments under the Plan for the fiscal period ended March 31, 2014 totaled $ 8,237 for the Advisor Class Shares of the Crescent Large Cap Macro Fund and $ 2,314 for the Advisor Class Shares of the Crescent Strategic Income Fund.  Payments under the Plan for the fiscal period ended March 31, 2013 totaled $ 9,335 for the Advisor Class Shares of the Crescent Large Cap Macro Fund and $ 2,484 for the Advisor Class Shares of the Crescent Strategic Income Fund.
Custodian.  UMB Bank, n.a., with its principal place of business located in Kansas City, Missouri, serves as custodian for the Funds' assets.  The custodian acts as the depository for the Funds, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Funds' request, and maintains records in connection with its duties as custodian.  For its services, the custodian is entitled to receive a monthly fee from the Administrator based on the average net assets of each Fund plus additional out-of-pocket and transaction expenses as incurred by each Fund.  The Custodian's compensation is subject to a minimum annual amount of $5,000 for each Fund.
Compliance Services Administrator.  The Trust has entered into a compliance services arrangement with Cipperman Compliance Services, LLC, located at 500 East Swedesford Road, Suite 104, Wayne, Pennsylvania, 19087. The Trust's Chief Compliance Officer will prepare and update the Trust's compliance manual and monitor and test compliance with the policies and procedures under the Trust's compliance manual.
Independent Registered Public Accounting Firm.  The Trustees have selected the firm of BBD, LLP to serve as the independent registered public accounting firm for the Fund for the current fiscal year and to audit the annual financial statements of the Funds, and prepare the Funds' federal, state, and excise tax returns.  The independent registered public accounting firm will audit the financial statements of the Fund at least once each year.  Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account.  A copy of the most recent annual report will accompany the Statement of Additional Information whenever a shareholder or a prospective investor requests it.
Legal Counsel.  Holland & Knight LLP serves as legal counsel to the Trust and the Fund.
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
Reference is made to "Purchasing Shares" and "Redeeming Shares" in the Funds' prospectus for more information concerning how to purchase and redeem shares.  The following information supplements the information regarding share purchases and share redemptions in the Funds' prospectus:
Regular Account.  The regular account allows for voluntary investments to be made at any time.  Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others, investors are free to make additions to or withdrawals from their account.  When an investor makes an initial investment in the Funds, a shareholder account is opened in accordance with the investor's registration instructions.  Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date.  As stated in the Funds' prospectus, share certificates are normally not issued.
Purchases.  Shares of the Funds are offered and sold on a continuous basis and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Funds directly.  Selling dealers have the responsibility of transmitting orders promptly to the Funds.  The purchase price of shares of the Funds is based on the net asset value next determined after the order is received, subject to the order being received by the Fund in good form.  Net asset value is normally determined at the time regular trading closes on the NYSE on days the NYSE is open for regular trading, as described under "Net Asset Value" below.  The net asset value per share of each Fund is not calculated on business holidays when the NYSE is closed.  An order received prior to the time regular trading closes on the NYSE will be executed at the price calculated on the date of receipt and an order received after the time regular trading closes on the NYSE will be executed at the price calculated as of that time on the next business day.

The Fund reserves the right in its sole discretion to (i) suspend the offering of its shares; (ii) reject purchase orders when in the judgment of management such rejection is in the best interest of each Funds and its shareholders; and (iii) reduce or waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.
Sales Charges.  The public offering price of Advisor Class Shares of the Funds equals net asset value plus a sales charge.  The Distributor receives this sales charge and may reallow it in the form of dealer discounts and brokerage commissions as described in the table below.  No front-end sales charge is imposed with respect to the Institutional Class Shares of the Funds.
Amount of Transaction At Public Offering Price	Sales Charge As % of Public Offering Price	Sales Charge As % of Net Amount Invested	Dealer Discounts and Brokerage Commissions As % of Public Offering Price
Less than $50,000	4.00%	4.17%	3.75%
$50,000 but less than $100,000	3.25%	3.36%	3.00%
$100,000 but less than $250,000	2.50%	2.56%	2.25%
$250,000 but less than $500,000	2.00%	2.04%	1.75%
$500,000 but less than $1,000,000	1.50%	1.52%	1.25%
$1,000,000 or more	0.75%	0.76%	0.50%
From time to time dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers.  Pursuant to the terms of the Distribution Agreement, the sales charge payable to the Distributor and the dealer discounts may be suspended, terminated, or amended.
The dealer discounts and brokerage commissions schedule above applies to all dealers who have agreements with the Distributor.  The Distributor, at its expense, may also provide additional compensation to dealers in connection with sales of shares of the Fund.  Compensation may include financial assistance to dealers in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising campaigns regarding the Funds, and/or other dealer‑sponsored special events.  In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares.  Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature.  Dealers may not use sales of the Fund shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self‑regulatory organization, such as the Financial Industry Regulatory Authority.  None of the aforementioned compensation is paid for by the Fund or its shareholders, although the Distributor may use a portion of the payment it receives under the Plan to pay these expenses.
Reduced Sales Charges.  Certain purchases of shares of the Fund may qualify for a lower sales charge.  In order to obtain a reduced sales charge, it may be necessary at the time of purchase for an investor to inform the Fund, the Distributor, or their broker-dealer that the purchase qualifies for a lower sales charge.
Purchases by Related Parties.  Reductions in front-end sales charges apply to purchases by a single "person," including an individual, members of a family unit consisting of a husband, wife, and children under the age of 21 purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust estate.

Concurrent Purchases.  For purposes of qualifying for a lower front-end sales charge for Advisor Class Shares, investors have the privilege of combining concurrent purchases of the Advisor Class Shares of the Funds, as well as shares of any future series of the Trust affiliated with the Advisor and sold with a similar or higher sales charge.  For example, if a shareholder concurrently purchases Advisor Class Shares of the Crescent Large Cap Macro Fund at the total public offering price of $50,000 and purchases Advisor Class Shares of the Crescent Mid Cap Macro Fund at the total public offering price of $50,000, the sales charge would be that applicable to a $100,000 purchase as shown in the table above.  This privilege may be modified or eliminated at any time or from time to time by the Trust without notice thereof.
Rights of Accumulation.  Pursuant to the right of accumulation, investors are permitted to purchase Advisor Class Shares of the Funds at the public offering price applicable to the total of (a) the total public offering price of the Advisor Class Shares of the Fund then being purchased, including any concurrent purchases as described above, plus (b) an amount equal to the then current net asset value of the purchaser's combined holdings of Advisor Class Shares of the Funds and shares of all other series of the Trust affiliated with the Advisor and sold with a similar or higher sales charge.  To receive the applicable public offering price pursuant to the right of accumulation, investors must, at the time of purchase, provide sufficient information to permit confirmation of qualification, and confirmation of the purchase is subject to such verification.  This right of accumulation may be modified or eliminated at any time or from time to time by the Trust without notice.
Letters of Intent.  Investors may qualify for a lower sales charge for Advisor Class Shares by executing a letter of intent.  A letter of intent allows an investor to purchase Advisor Class Shares of the Funds over a 13-month period at reduced sales charges based on the total amount intended to be purchased plus an amount equal to the then current net asset value of the purchaser's combined holdings of Advisor Class Shares of the Funds and shares of all other series of the Trust affiliated with the Advisor and sold with a similar or higher sales charge.  Thus, a letter of intent permits an investor to establish a total investment goal to be achieved by any number of purchases over a 13-month period.  Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment.
The letter of intent does not obligate the investor to purchase, or the Funds to sell, the indicated amount.  If such amount is not invested within the period, the investor must pay the difference between the sales charge applicable to the purchases made and the charges previously paid.  If such difference is not paid by the investor, the Funds are authorized by the investor to liquidate a sufficient number of shares held by the investor to pay the amount due.  On the initial purchase of shares, if required (or subsequent purchases, if necessary) shares equal to at least five percent of the amount indicated in the letter of intent will be held in escrow during the 13-month period (while remaining registered in the name of the investor) for this purpose.  The value of any shares redeemed or otherwise disposed of by the investor prior to termination or completion of the letter of intent will be deducted from the total purchases made under such letter of intent.
A 90-day backdating period can be used to include earlier purchases at the investor's cost (without a retroactive downward adjustment of the sales charge); the 13-month period would then begin on the date of the first purchase during the 90-day period.  No retroactive adjustment will be made if purchases exceed the amount indicated in the letter of intent.  Investors must notify the Fund whenever a purchase is being made pursuant to a letter of intent.
Investors electing to purchase shares pursuant to a letter of intent should carefully read the letter of intent, which is included in the Fund Shares Application for the Advisor Class Shares, or is otherwise available from the Funds.  This letter of intent option may be modified or eliminated at any time or from time to time by the Trust without notice.
Reinvestments.  Within 90 days after a redemption of Advisor Class Shares of a Fund, investors may reinvest the proceeds from the redemption, without a sales charge, in either Advisor Class Shares of the Funds or shares of other series of the Trust affiliated with the Advisor and sold with a similar or higher sales charge.  If the shares of the Fund or other series to be acquired are sold with a sales charge higher than the sales charge the investor paid in connection with the shares redeemed, the investor must pay the difference.  In addition, the shares of the Fund or other series to be acquired must be registered for sale in the investor's state of residence.  The amount that may be so reinvested may not exceed the amount of the redemption proceeds, and a written order for the purchase of such shares must be received by the Fund within 90 days after the effective date of the redemption.

If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain.  If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.
Purchases by Groups.  Reductions in sales charges also apply to purchases by individual members of a "qualified group."  The reductions are based on the aggregate dollar value of shares purchased by all members of the qualified group and still owned by the group plus the shares currently being purchased.  For purposes of this paragraph, a qualified group consists of a "company," as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring shares of the Funds at a reduced sales charge, and the "related parties" of such company.  For purposes of this paragraph, a "related party" of a company is: (i) any individual or other company who directly or indirectly owns, controls, or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls, or has the power to vote five percent of more of its outstanding voting securities; (iii) any other company under common control with such company; (iv) any executive officer, director, or partner of such company or of a related party; and (v) any partnership of which such company is a partner.
Sales at Net Asset Value.  To encourage investment in the Funds, the Funds may sell shares at a purchase price equal to the net asset value of such shares, without a sales charge, to Trustees, officers, and employees of the Trust, the Funds, the Advisor, and to employees and principals of related organizations and their families, and certain parties related thereto, including clients and related accounts of the Advisor.  Clients of investment advisors and financial planners may also purchase Advisor Class Shares at net asset value, without a sales charge, if the investment advisor or financial planner has made arrangements to permit them to do so with the Funds or the Distributor.  The public offering price of Advisor Class Shares of the Funds may also be reduced to net asset value per share in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company.
Redemptions.  The Funds may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE is closed for other than customary weekend and holiday closings, or that trading on the NYSE is restricted as determined by the SEC; (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Funds to dispose of securities owned by it, or to determine fairly the value of its assets; and (iii) for such other periods as the SEC may permit.  The Funds may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.  Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Funds.  No charge is made by the Funds for redemptions other than the possible charge for wiring redemption proceeds.
Involuntary Redemptions.  In addition to the situations described in the Funds' prospectus under "Redeeming Fund Shares," the Funds may redeem shares involuntarily to reimburse the Funds for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Funds' prospectus from time to time or to close a shareholder's account if the Funds are unable to verify the shareholder's identity.
Other Information.  If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain.  If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.

SPECIAL SHAREHOLDER SERVICES
The Funds offer the following special shareholder services:
Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account.  With shareholder authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month.  The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Funds.
Systematic Withdrawal Plan.  Shareholders owning shares with a value of $5,000 or more may establish a systematic withdrawal plan ("Systematic Withdrawal Plan").  A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Funds to redeem the necessary number of shares periodically (each month, or quarterly) in order to make the payments requested.  The Funds have the capability of electronically depositing the proceeds of the systematic withdrawal directly to the shareholders personal bank account ($5,000 minimum per bank wire).  Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Funds' prospectus, or are available by calling the Funds.  If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within seven days of the valuation date.  If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Redeeming Shares – Signature Guarantees" in the Funds' prospectus).  A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles, and required number of signatures authorized to act on its behalf.  The application must be signed by a duly authorized officer(s) and the corporate seal affixed.  No redemption fees are charged to shareholders under this plan.  Costs in conjunction with the administration of the plan are borne by the Funds.  Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses.  The Systematic Withdrawal Plan may be terminated at any time by the Funds upon 60-days' written notice or by a shareholder upon written notice to the Funds.  Applications and further details may be obtained by calling the Funds at 1-800-773-3863 or by writing to:
Crescent Funds
c/o Nottingham Shareholder Services
116 South Franklin Street
Post Office Box 4365
 Rocky Mount, NC 27803-0365
Purchases In Kind.  The Funds may accept securities in lieu of payment for the purchase of shares in a Fund.  The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long-term investment of the Funds, the marketability of such securities, and other factors that the Advisor may deem appropriate.  If accepted, the securities will be valued using the same criteria and methods as described in "Purchase and Redemption Price – Determining the Funds' Net Asset Value" in the Funds' prospectus.
Redemptions In-Kind. The Funds do not intend, under normal circumstances, to redeem its securities by payment in kind.  It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Funds to pay for all redemptions in cash.  In such case the Trustees may authorize payment to be made in readily marketable portfolio securities of a Fund.  Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share.  Shareholders receiving them would incur brokerage costs when these securities are sold.  An irrevocable election has been filed under Rule 18f‑1 of the 1940 Act, wherein each Fund committed to pay redemptions in cash, rather than in kind, to any shareholder of record of a Fund who redeems during any ninety day period, the lesser of (a) $250,000 or (b) one percent (1%) of a Fund's net asset value at the beginning of such period.

Transfer of Registration.  To transfer shares to another owner, send a written request to the Funds at the address shown above.  Your request should include the following:  (i) the Fund name and existing account registration; (ii) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (iii) the new account registration, address, social security or taxpayer identification number, and how dividends and capital gains are to be distributed; (iv) signature guarantees (See the Funds' prospectus under the heading "Signature Guarantees"); and (v) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc.  If you have any questions about transferring shares, call or write the Funds.
Employees and Affiliates of the Funds.  The Funds have adopted initial investment minimums for the purpose of reducing the cost to the Funds (and consequently to the shareholders) of communicating with and servicing its shareholders.  At the discretion of the Advisor, the Funds may accept investments in the Funds with a reduced minimum initial investment from its Trustees, officers, and employees; the Advisor and certain parties related thereto; including clients of the Advisor or any sponsor, officer, committee member thereof, or the immediate family of any of them.  In addition, accounts having the same mailing address may be aggregated for purposes of the minimum investment if they consent in writing to sharing a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy), and other Fund literature.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Trustees have adopted a policy that governs the disclosure of portfolio holdings.  This policy is intended to ensure that such disclosure is in the best interests of the shareholders of the Funds and to address possible conflicts of interest.  Under the Funds' policy, the Funds generally will not disclose portfolio holdings to a third party unless such information is made available to the public.  The policy provides that the Funds may disclose non-public portfolio holdings information as required by law and under other limited circumstances that are set forth in more detail below.
The Fund will seek to make a list of its complete portfolio holdings information available at http://www.ncfunds.com/holdings/current-256.htm (for the Crescent Large Cap Macro Fund), or at http://www.ncfunds.com/holdings/current-259.htm (for the Crescent Strategic Income Fund) 10 days after the end of each calendar month.  Information on obtaining this information is available in the Prospectus.  In addition, the Funds will make available to the public a complete schedule of the Funds' portfolio holdings, as reported on a fiscal quarter basis.  This information is generally available within 60 days of the Funds' fiscal quarter end and will remain available until the next fiscal quarter's portfolio holdings report becomes available.  You may obtain a copy of these quarterly portfolio holdings reports by calling the Funds at 1-800-773-3863.  The Funds will also file these quarterly portfolio holdings reports with the Securities and Exchange Commission on Form N-CSR or Form N-Q, as applicable.  The Funds' Form N-CSR and Form N-Q are available on the Securities and Exchange Commission's website at http://www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC.  The first and third quarter portfolio holdings reports will be filed with the Securities and Exchange Commission on Form N-Q and the second and fourth fiscal quarter portfolio holdings reports will be included with the semi-annual and annual financial statements, respectively, which are sent to shareholders and filed with the Securities and Exchange Commission on Form N-CSR.  Other than Funds' Form N-CSR and Form N-Q, shareholders and other persons generally will not be provided with information regarding the Funds' portfolio holdings. To the extent that the Funds' portfolio holdings have previously been disclosed publicly either through a filing made with the Securities and Exchange Commission on Form N-CSR or Form N-Q, such holdings may also be disclosed to any third party that requests them.
Consistent with policies approved by the Board, the officers of the Funds will share non-public portfolio holdings information with the Funds' service providers that require such information for legitimate business and Fund oversight purposes.  Recipients of non-public portfolio holdings information have a duty not to trade on that confidential information.   The Funds have not (and do not intend to) enter into any arrangement providing for the receipt of compensation or other consideration in exchange for the disclosure of non-public portfolio holdings information, other than the benefits that result to the Funds and its shareholders from providing such information, which include the publication of Fund ratings and rankings.
The Advisor, as well as the custodian, fund accountant and administrator, and compliance services administrator, have full daily access to the Funds' portfolio holdings.  These service providers are subject to obligations requiring them to keep non-public portfolio holdings information confidential.  In some, but not all, cases these confidentiality obligations are established by written agreements.  The Board of Trustees has concluded that the confidentiality obligations in place for these parties are adequate to safeguard the Funds from unauthorized disclosure of non-public portfolio holdings information.  In addition, the Advisor has a code of ethics that prohibits covered persons from disclosing or trading based on non-public portfolio holdings information.

The Funds' distributor, transfer agent, independent public accountants, and legal counsel have access to the Funds' portfolio holdings on an ad hoc, as needed basis.  The distributor and transfer agent are subject to written agreements that establish confidentiality obligations with respect to the Funds' portfolio holdings.  The independent public accountants and legal counsel are subject to professional obligations that require them to keep non-public portfolio holdings information confidential.  The Board of Trustees has concluded that the confidentiality obligations in place for these parties are adequate to safeguard the Funds from unauthorized disclosure of non-public portfolio holdings information.
V.G. Reed & Sons, PrintGrafix (a division of Sunbelt Graphic Systems, Inc.), Riverside Printing, Inc., and PrinterLink Communications Group, Inc. are financial printers the Funds may engage for, among other things, the printing and/or distribution of regulatory and compliance documents.  These service providers are subject to written agreements that establish confidentiality obligations with respect to the Funds' portfolio holdings.
The Funds and their service providers may also provide non-public portfolio holdings information to appropriate regulatory agencies as required by applicable laws and regulations.
The Funds currently do not provide non-public portfolio holdings information to any other third parties.  In the future, the Advisor may establish ongoing arrangements with other third parties if the Advisor determines that the Funds have a legitimate business purpose for doing so, determines that the disclosure is in the shareholders' best interest, and the recipient is subject to a duty of confidentiality.  These parties could include, by way of example, financial data processing companies that provide automated data scanning and monitoring services for the Funds, research companies that allow the Advisor to perform attribution analysis for the Funds; and the Advisor's proxy voting agent to assess and vote proxies on behalf of the Funds.  The Advisor is responsible for determining which other third parties have a legitimate business purpose for receiving the Funds' portfolio holdings information.
The Funds' policy regarding disclosure of portfolio holdings is subject to the continuing oversight and direction of the Trustees.  Oversight includes: (i) review and approval of the policy on disclosure of portfolio holdings as necessary, including review of the parties receiving non-public portfolio holdings information; (ii) periodic assessment of compliance in connection with a report from the Trust's Chief Compliance Officer, (iii) receipt of reports on any conflicts of interest where disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Funds' investment advisor, investment sub-advisor, any principal underwriter for the Trust, or an affiliated person of the Trust, and (iv) receipt of reports on any known disclosure of the Funds' portfolio holdings to unauthorized third parties.  The Funds and Advisor are obligated to report issues that arise under the policy on disclosure of portfolio holdings to the Chief Compliance Officer.  Material compliance matters are then reported to the Board of Trustees.
NET ASSET VALUE
The net asset value per share of each class of shares of the Funds is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE").  The net asset value per share of each class of shares of the Funds is not calculated on business holidays when the NYSE is closed.  The NYSE generally recognizes the following holidays: New Year's Day, Martin Luther King, Jr., Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  Any other holiday recognized by the NYSE will be deemed a business holiday on which the net asset value per share of each class of shares of the Funds will not be calculated.

The net asset value per share of each class of shares of the Funds is calculated separately by adding the value of a Fund's securities and other assets belonging to the Fund and attributable to a class of shares, subtracting the liabilities charged to the Fund and to the class of shares, and dividing the result by the number of outstanding shares of such class of shares.  "Assets belonging to" a Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular Fund.  Income, realized and unrealized capital gains and losses, and any expenses of a Fund not allocated to a particular class of shares will be allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the Fund.  Assets belonging to a Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative net asset values of all of the Trust's series at the time of allocation or in accordance with other allocation methods approved by the Trustees.  Certain expenses attributable to a particular class of shares (such as the distribution and service fees) will be charged against that class.  Certain other expenses attributable to a particular class of shares (such as registration fees, professional fees, and certain printing and postage expenses) may be charged against that class if such expenses are actually incurred in a different amount by that class or if the class receives services of a different kind or to a different degree than other classes, and the Trustees approve such allocation.  Subject to the provisions of the Trust Instrument, determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund and the classes of the Funds are conclusive.
The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees.  Values are determined according to accepted accounting practices and all laws and regulations that apply.  Using methods approved by the Trustees, the assets of each Fund are valued as follows:
●
Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded by the Fund.

●	Securities that are listed on an exchange and which are not traded on the valuation date are valued at the bid price.
●	Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.
●	Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value.
●
Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees.  Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

ADDITIONAL TAX INFORMATION
The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Funds' prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders or any particular category of shareholders.  The discussions here and in the Funds' prospectus are not intended as a substitute for careful tax planning and are based on United States federal income tax laws that are in effect on the date hereof and which may be changed by legislative, judicial, or administrative action.  In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, REIT, insurance company, regulated investment company, individual retirement account, other tax-exempt entity, dealer in securities or non-U.S. investor.  Furthermore, this discussion does not reflect possible application of the alternative minimum tax.  Unless otherwise noted, this discussion assumes the common shares are held by U.S. persons and that such shares are held as capital assets.  Investors are advised to consult their tax advisors with specific reference to their own tax situations.

The Fund, and any other series of the Trust, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended ("Code"), and intends to qualify or remain qualified as a regulated investment company under Subchapter M of the Code.  In order to so qualify, the Fund must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year.  At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities, or foreign currencies, and other income derived with respect to the Funds' business of investing in such stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership.  Any income derived by the Fund from a partnership (other than a qualified publicly traded partnership) or trust is treated as derived with respect to the Funds' business of investing in stock, securities, or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.
An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year.  In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the Fund or more than 10% of the outstanding voting securities of such issuer.  In addition, not more than 25% of the value of the Funds' total assets may be invested in (i) the securities (other than government securities or the securities of other regulated investment companies) of any one issuer; (ii) the securities of two or more issuers (other than securities of another regulated investment company) if the issuers are controlled by the Fund and they are, pursuant to Internal Revenue Service Regulations, engaged in the same or similar or related trades or businesses; or (iii) the securities of one or more publicly traded partnerships.  The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.
The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002.  Through December 31, 2012, these qualifying corporate dividends are taxable at long-term capital gains tax rates.  Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders.  If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate, provided certain holding period requirements are met.
Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate income tax rates.  Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.
If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether they received in cash or reinvested in additional shares.  All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares.  To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.
Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.
The Fund, and any other series of the Trust, will designate (i) any dividend of qualified dividend income as qualified dividend income; (ii) any distribution of long-term capital gains as a capital gain dividend; and (iii) any dividend eligible for the corporate DRD as such in a written notice mailed to shareholders within 60 days after the close of the Funds' taxable year.  Shareholders should note that, upon the sale or exchange of Fund shares, if such shares have not been held for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

To the extent that a distribution from the Fund is taxable, it is generally included in a shareholder's gross income for the taxable year in which the shareholder receives the distribution.  However, if the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if the dividend was received in the year it was declared.  Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.
A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.
If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders) at the Fund level.  In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders in taxable years beginning on or before December 31, 2012, to the extent of the Funds' current and accumulated earnings and profits, and would be eligible for the DRD for corporations, provided in each case that certain holding period and other requirements are met.
In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the Fund shares.  An exchange of shares may be treated as a sale and any gain may be subject to tax.
The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 28%) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who (i) have failed to provide a correct taxpayer identification number in the manner required; (ii) are subject to back-up withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends; or (iii) have failed to certify to the Fund that they are not subject to backup withholding when required to do so.  Back-up withholding is not an additional tax.  Any amounts withheld from payments to you may be refunded or credited against your U.S. federal income tax liability, if any, provided that the required information is furnished to the Internal Revenue Service.
Depending upon the extent of the Funds' activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.  In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.
Dividends paid by the Funds to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN, or other applicable form, with the Funds certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI, or other applicable form, with the Funds certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder).  The Funds may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.  Special rules may apply to non-U.S. shareholders with respect to the information reporting requirements and withholding taxes and non-U.S. shareholders should consult their tax advisors with respect to the application of such reporting requirements and withholding taxes.

The Funds will send shareholders information each year on the tax status of dividends and distributions.  A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation.  Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder's cost and thus, in effect, result in a return of a part of the shareholder's investment.
FINANCIAL STATEMENTS
The audited financial statements of the Crescent Large Cap Macro Fund and Crescent Strategic Income for the fiscal period ended March 31, 2015 , including the financial highlights appearing in the Annual Report to shareholders, are incorporated by reference and made a part of this document.  Since the Crescent Mid Cap Macro Fun has not yet commenced operations, there is no financial information for the Fund in this SAI.  You may request a copy of the Funds' annual and semi-annual reports at no charge by calling the Funds at 1-800-773-3863.

APPENDIX A –DESCRIPTION OF RATINGS
The Funds may acquire from time to time certain securities that meet the following minimum rating criteria ("Investment-Grade Debt Securities") (or if not rated, of equivalent quality as determined by the Advisor).  The various ratings used by the nationally recognized securities rating services are described below.
A rating by a rating service represents the service's opinion as to the credit quality of the security being rated.  However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer.  Consequently, the Advisor believes that the quality of Investment-Grade Debt Securities in which the Funds may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis.  A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor.  When a security has received a rating from more than one service, each rating is evaluated independently.  Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable.  Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.
Standard & Poor's Ratings Services.  The following summarizes the highest four ratings used by Standard & Poor's Ratings Services ("S&P"), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment‑Grade Debt Securities by the Advisor:
AAA – This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.
AA – Debt rated AA differs from AAA issues only in a small degree.  The obligor's capacity to meet its financial commitment on the obligation is very strong.
A – Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher‑rated categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.
BBB – Debt rated BBB exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
To provide more detailed indications of credit quality, the AA, A, and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.
Bonds rated BB, B, CCC, CC, and C are not considered by the Advisor to be Investment‑Grade Debt Securities and are regarded as having significant speculative characteristics.  BB indicates the lowest degree of speculation and C the highest degree of speculation.  While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.
Commercial paper rated A‑1 by S&P indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted A‑1+.  Capacity for timely payment on commercial paper rated A‑2 is satisfactory, but the relative degree of safety is not as high as for issues designated A‑1.
The rating SP‑1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.  The rating SP‑2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.  The rating SP-3 indicates a speculative capacity to pay principal and interest.

Moody's Investor Service, Inc.  The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for fixed-income obligations with an original maturity of one year or more, which are deemed to be Investment-Grade Securities by the Advisor:
Aaa – Bond obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa – Bond obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A – Bond obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa – Bond obligations rated Baa are subject to moderate credit risk.  They are considered medium-grade and as such may possess certain speculative characteristics.
Obligations that are rated Ba, B, Caa, Ca, or C by Moody's are not considered "Investment-Grade Debt Securities" by the Advisor.  Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.  Obligations rated B are considered speculative and are subject to high credit risk.  Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
Short-Term Ratings.
Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs, or individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
Moody's employs the following designations to indicate the relative repayment ability of rated issuers:
P-1 – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.
NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor, or support-provider.
US Municipal Short-Term Debt And Demand Obligation Ratings.
Short-Term Debt Ratings.  There are three rating categories for short-term municipal obligations that are considered investment grade.  These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels – MIG 1 through MIG 3.  In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.  MIG ratings expire at the maturity of the obligation.

MIG 1 – This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2 – This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.
MIG 3 – This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG – This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.
Demand Obligation Ratings.  In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating.  The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments.  The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.
When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.
VMIG rating expirations are a function of each issue's specific structural or credit features.
VMIG 1 – This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 2 – This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 3 – This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
SG – This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
Fitch Ratings.  The following summarizes the highest four ratings used by Fitch, Inc. ("Fitch"):
Long-Term Ratings.
AAA – Highest credit quality.  The rating AAA denotes that the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.
AA – Very high credit quality.  The rating AA denotes a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

A – High credit quality.  The rating A denotes a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher rating.
BBB – Good credit quality.  The rating BBB indicates that there is currently a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.
Long-term securities rated below BBB by Fitch are not considered by the Advisor to be investment-grade securities.  Securities rated BB and B are regarded as speculative with regard to a possible credit risk developing.  BB is considered speculative and B is considered highly speculative.  Securities rated CCC, CC, and C are regarded as a high default risk.  A rating CC indicates that default of some kind appears probable, while a rating C signals imminent default.  Securities rated DDD, D, and D indicate a default has occurred.
Short-Term Ratings.
F1 – Highest credit quality.  The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.
F2 – Good credit quality.  The rating F2 indicates a satisfactory capacity for timely payment of financial commitment, but the margin of safety is not as great as in the case of the higher ratings.
F3 – Fair credit quality.  The rating F3 indicates the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.
B – Speculative.  The rating B indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.
Short-term rates B, C, and D by Fitch are considered by the Advisor to be below investment-grade securities.  Short-term securities rated B are considered speculative, securities rated C have a high default risk, and securities rated D denote actual or imminent payment default.
(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to long-term ratings "AAA" category, categories below "CCC", or short-term ratings other than "F1".  The suffix "NR" indicates that Fitch does not publicly rate the issuer or issue in question.

APPENDIX B – PROXY VOTING POLICIES
The following proxy voting policies are provided:
(1)	The Trust's Proxy Voting and Disclosure Policy; and
(2)	The Advisor's Proxy Voting and Disclosure Policy, including a detailed description of the Advisor's specific proxy voting guidelines.

Trust's Proxy Voting Disclosure Policy
The Securities and Exchange Commission has adopted rules and forms under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940 to require registered investment companies to provide disclosure about how they vote proxies for their portfolio securities.  Each series of shares of the Trust (individually and collectively referred to as the "Fund") is required to disclose the policies and procedures used to determine how to vote proxies for portfolio securities.  The Fund is also required to file with the Securities and Exchange Commission and to make available to their shareholders the specific proxy votes cast for portfolio securities.  This policy is designed to ensure that the Fund complies with these requirements and otherwise fulfills its obligations with respect to proxy voting, disclosure, and recordkeeping.  The overall goal is to ensure that the Fund's proxy voting is managed in an effort to act in the best interests of its shareholders.  While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.
Specific Proxy Voting Policies and Procedures
A.  General
The Board of Trustees believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company.  The Trust and Fund are committed to voting corporate proxies in the manner that best serves the interests of the Fund's shareholders.
B.  Delegation to Fund's Investment Advisor
The Board of Trustees believes that the Fund's investment advisor is in the best position to make individual voting decisions for the Fund consistent with this policy.  Therefore, subject to the oversight of the Board of Trustees, the Fund's investment advisor is delegated the following duties:
1.	To make the proxy voting decisions for the Fund; and
2.
To assist the Fund in disclosing the Fund's proxy voting record as required by Rule 30b1-4 under the Investment Company Act of 1940, including providing the following information for each matter with respect to which the Fund was entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and (d) whether the Fund cast its vote for or against management.

The Board of Trustees, including a majority of the Independent Trustees, shall approve the Proxy Voting and Disclosure Policy of the Fund's investment advisor as it relates to the Fund.  The Board of Trustees shall also approve any material changes to such policy no later than six (6) months after adoption by the Fund's investment advisor.
C.  Conflicts
In cases where a matter with respect to which a Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's investment advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund's shareholders.  For purposes of this Policy, a vote shall be considered in the best interest of the Fund's shareholders (i) when a vote is cast consistent with a specific voting policy set forth in the Proxy Voting and Disclosure Policy of the Fund's investment advisor, provided such specific voting policy was approved by the Board of Trustees, or (ii) when a vote is cast consistent with the decision of the Trust's Proxy Voting Committee.  In addition, provided the Fund's investment advisor is not affiliated with the Fund's principal underwriter or an affiliated person of the principal underwriter and neither the Fund's principal underwriter nor an affiliated person of the principal underwriter has influenced the advisor with respect to a matter to which the Fund is entitled to vote, a vote by the advisor shall not be considered a conflict between the Fund's shareholders and the Fund's principal underwriter or affiliated person of the principal underwriter.

D.  Other Investment Companies
To the extent the Fund invests in shares of other investment companies in accordance with the safe harbor provisions of Section 12(d)(1)(F) of the Investment Company Act of 1940, the Fund's investment advisor shall vote proxies with respect to such investment company securities in the same proportion as the vote of all other holders of such securities.
Fund Disclosure
A.  Disclosure of Fund Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities
The Fund shall disclose this policy, or a description of the policy, to its shareholders by including it as an appendix to its Statement of Additional Information on Form N-1A.  The Fund will also notify its shareholders in the Fund's shareholder reports that a description of this policy is available upon request, without charge, by calling a specified toll-free telephone number.  The Fund will send this description of the policy within three business days of receipt of any shareholder request, by first-class mail, or other means designed to ensure equally prompt delivery.
B.  Disclosure of the Fund's Complete Proxy Voting Record
In accordance with Rule 30b1-4 of the Investment Company Act of 1940, the Fund will file Form N‑PX with the Securities and Exchange Commission no later than August 31 of each year, even if August 31 falls on a non-business day.  The Fund shall disclose to its shareholders on Form N‑PX the Fund's complete proxy voting record for the twelve-month period ended June 30.
The Fund shall disclose the following information on Form N‑PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the Fund was entitled to vote:
(i)            The name of the issuer of the portfolio security;
(ii)           The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);
(iii)          The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);
(iv)          The shareholder meeting date;
(v)          A brief identification of the matter voted on;
(vi)             Whether the matter was proposed by the issuer or by a security holder;
(vii)        Whether the Fund cast its vote on the matter;
(viii)       How the Fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
(ix)          Whether the Fund cast its vote for or against management.
The Fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the Fund's website, if applicable.  If the Fund discloses its proxy voting record on or through its website, the Fund shall post the information disclosed in the Fund's most recently filed report on Form N‑PX on the website beginning the same day it files such information with the Securities and Exchange Commission.
The Fund shall also include a statement in its annual reports, semi-annual reports, and Statement of Additional Information that information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (i) without charge upon request, by calling a specified toll-free (or collect) telephone number, or (if applicable) on or through the Fund's website at a specified internet address; and (ii) on the website of the Securities and Exchange Commission.  If the Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it shall send the information disclosed in the Fund's most recently filed report on Form N‑PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.

Recordkeeping
The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:
(i)	A copy of this Policy;
(ii)	Proxy statements received regarding the Fund's securities;
(iii)	Records of votes cast on behalf of the Fund; and
(iv)	A record of each shareholder request for proxy voting information and the Fund's response, including the date of the request, the name of the shareholder, and the date of the response.
The foregoing records may be kept as part of the records of the Fund's investment advisor.
A Fund may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Fund's investment advisor that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.
Proxy Voting Committee
A.	General
The Trust's Proxy Voting Committee shall be composed entirely of Independent Trustees and may be comprised of one or more such Independent Trustees as the Board of Trustees may, from time to time, decide.  The purpose of the Proxy Voting Committee shall be to determine how the Fund should cast its vote, if called upon by the Board of Trustees or the Fund's investment advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's investment advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor, or principal underwriter, on the other hand.
B.	Powers and Methods of Operation
The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and such other powers and perform such other duties as the Board of Trustees may, from time to time, grant or assign to the Proxy Voting Committee.  The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board of Trustees may, from time to time, determine.  The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference, or by consent in writing without a meeting shall be the act of the Proxy Voting Committee.  The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary.  The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust's records.  The Proxy Voting Committee shall review this Policy and recommend any changes to the Board of Trustees as it deems necessary or advisable.
Other
This policy may be amended, from time to time, as determined by the Board of Trustees.

Greenwood Capital Associates, LLC Policy Statement
Proxy voting is an important right of shareholders and reasonable care and diligence must be taken to ensure that such rights are exercised in a proper and timely manner. When Greenwood Capital Associates, LLC (hereafter "Greenwood Capital") has discretion to vote the proxies of its clients, it is obligated to vote solely in the best economic interest of clients. For the purpose of this policy, "Client" is defined as any existing or new client of Greenwood Capital or shareholder of a fund in The Crescent Funds family of funds.
Since client accounts may hold stocks or other securities with voting rights, clients often have the right to cast votes at the corporate issuers' shareholder meetings. However, since shareholders often do not attend shareholder meetings, they have the right to cast their votes by "proxy." In these cases, Greenwood Capital's clients will either retain proxy-voting authority or delegate it to us. If a client has delegated the authority to us, we will vote proxies for that client. If the client retains proxy voting authority, the client will receive proxy solicitations directly from the custodian, and the client may contact us with any questions about a particular solicitation using the contact information provided at the end of this policy.
Where clients have delegated proxy-voting authority to Greenwood Capital, as an investment adviser and fiduciary of client assets, we have implemented proxy-voting policies and procedures intended to protect the value of shareholder investments and designed to reasonably ensure that we vote proxies in the best interest of clients. In voting proxies, we seek to both maximize the long-term value of clients' assets and to cast votes that we believe to be fair and in the best interest of the affected client(s).

Voting Guidelines
Greenwood Capital has contracted with an independent third-party proxy agent (hereafter "proxy agent") for proxy voting and corporate governance services, which specializes in providing a variety of services related to proxy voting. Specifically, we have retained this proxy agent to:
1.	Research and provide proxy voting recommendations.
2.	Execute proxy votes.
3.	Maintain the records necessary to track proxy voting materials, the research used to make proxy voting decisions, as well as the proxy voting actions taken for each client account.
Greenwood Capital has adopted the proxy voting policy guidelines available through our proxy agent as our own and will vote proxies for clients, who have given us proxy-voting authority, according to those policy guidelines. Two sets of proxy guidelines are available to clients through our proxy agent:
1.	United States Proxy Season Guidelines (Annual) - the proxy agent evaluates the guidelines on an ongoing and annual basis and revisions are made, and communicated, as needed.
2.	International Proxy Season Guidelines (Annual) - the proxy agent evaluates the guidelines on an ongoing and annual basis and revisions are made, and communicated, as needed.
A written copy of any of the proxy voting guidelines applicable to your account(s) may be obtained upon request. Direct requests to:
Greenwood Capital Associates, LLC
Attn: Compliance Dept.
P.O. Box 3181
Greenwood, SC  29648

E-mail: info@greenwoodcapital.com
Phone: 864.941.4049
Clients with customized proxy policies: A client who wishes to vote their own customized proxy, may request the ballots from their custodian and vote their proxies accordingly.  In which case, the custodian would not provide the proxies to Greenwood Capital for voting.  However, if Greenwood Capital receives the proxy voting ballot from the custodian, Greenwood Capital will vote the proxy consistent with its policies and procedures.

Dual Contract Clients: Greenwood Capital will vote proxies for all dual contract clients in accordance with its policies and procedures, unless the Financial Adviser indicates on the Financial Adviser Suitability document that the Financial Adviser will be voting proxies.  When this occurs, Greenwood Capital will exclude the client account from its proxy voting procedures.
Unsupervised Assets:  Unless the client instructs the custodian not to provide the proxy ballot to Greenwood Capital, Greenwood Capital will automatically receive the proxy voting ballot, and will therefore vote the proxy consistent with its policies and procedures.
No Responsibility:  Greenwood Capital will work with the client's custodian to ensure the receipt of proxies.  However, if the custodian is not able to facilitate this procedure, Greenwood Capital will notify the client that we will not be voting the proxies.

Proxy Voting Procedures
In an effort to manage the process of information gathering and voting proxies, Greenwood Capital has outsourced proxy voting to a third party proxy voting agent. All issuer's proxy ballots are sent directly by the client's custodian's designated proxy processor to the proxy agent. The proxy agent, using independent third party research, provides a voting recommendation and votes the proxy ballots received based upon the annual proxy voting guidelines.  Ultimately, Greenwood Capital maintains the right to determine the final vote.
If our proxy agent does not receive a ballot, Greenwood Capital will obtain a voting recommendation from the proxy agent and a member of Greenwood Capital's Operations Team will vote the proxy using the proxy agent's voting recommendations.
Greenwood Capital has a Management Committee, which meets on an as needed basis to review any material conflicts of interest or any special factors or circumstances that require the Committee's review.
When an account transitions to Greenwood Capital, Greenwood Capital typically liquidates some or all of the securities held in the account. Greenwood Capital generally will not vote proxies for the securities in a transitioning account, which were held prior to the date Greenwood Capital begins providing investment management services to the account. However, it should be noted that, for administrative reasons relating to the transition, Greenwood Capital cannot guarantee that all such proxies will not be voted.
Greenwood Capital does not recall proxy ballots to vote them if the client has lent the shares out for securities lending purposes.
Abstention from Vote: If it is an option on the proxy ballot, Greenwood Capital has the right to abstain from a vote if no recommendations are available from the proxy agent and Greenwood Capital does not feel it has adequate information to make a decision in the best interest of its clients.
Voting Proxies Without a Recommendation: In the event that the proxy agent does not provide a recommendation, the issue is not a technical question and abstaining from the vote is not an option on the proxy ballot, the Chief Investment Officer will vote the proxy.  If the CIO is concerned with a Conflict of Interest, the Management Committee will be convened.
Technical Questions: Greenwood Capital will answer any technical questions listed on a proxy ballot that do not require research, on a case-by-case basis without convening the Proxy Voting Committee, if a recommendation is not available from the proxy agent (e.g. Does Greenwood Capital hold a controlling interest in the company?).

Conflicts of Interest
Greenwood Capital is not presently aware of any material corporate conflicts. However, should such conflicts arise; Greenwood Capital will identify the conflicts that exist between the interests of Greenwood Capital and its clients. This examination will include a review of the relationship of Greenwood Capital with the issuer of each security (and any of the issuer's affiliates) to determine if the issuer is a client of Greenwood Capital or has some other relationship with Greenwood Capital, an affiliate or a client of Greenwood Capital.

If the proxy agent determines it has a material conflict of interest regarding a vote, Greenwood Capital will be notified of the conflict. Greenwood Capital will then convene a meeting of its Management Committee, screen for any corporate and personal conflicts of interest and instruct the proxy agent of the voting decision of the Management Committee. Greenwood Capital will document any such conflicts and exclude any person(s) from the Management Committee that may have personal conflicts of interest.

Disclosure
Greenwood Capital will provide clients with disclosure via Form ADV Part 2 instructing clients to contact Greenwood Capital to obtain information on how Greenwood Capital voted such client's proxies; and how to request a copy of Greenwood Capital's Proxy Voting Policies and Procedures. If a client requests this information, Greenwood Capital will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon; and, (3) how Greenwood Capital voted the client's proxy.

Oversight
On a periodic basis, the Chief Compliance Officer will verify with the proxy agent that it:
1.	Continues to vote according to its pre-determined guidelines;
2.	Provides Greenwood Capital with any changes in its pre-determined policies;
3.	Continues to vote proxies for clients Greewood Capital has delegated voting authority; and,
4.	Confirmed the proxy agent received and voted proxies of clients for which Greenewood Capital delegated voting authority.

Recordkeeping
The Chief Compliance Officer will maintain files relating to Greenwood Capital's proxy voting procedures. Records will be maintained and preserved for five (5) years from the end of the fiscal year during which the last entry was made on a record for all clients, except for mutual funds. Mutual funds will be retained six (6) years from the end of the fiscal year during which the last entry was made on record. Such records are maintained for the benefit of Greenwood Capital's clients and are available to clients upon written request. Records of the following will be included in the files:
1.	Copies of the Proxy Voting Policies and Procedures, and any amendments thereto.
2.
A copy of any records created by the current or previous proxy agent or any records that Greenwood Capital created that were material in making a decision on how to vote proxies, or that memorializes that decision.

3.
A copy of each written client request for informaiton on how Greenwood Capital voted such client's proxies, and a copy of any response to any written or oral client request for information on how Greenwood Capital voted the client's proxies.

4.
Since Greenwood Capital has access to the proxy statements and records of each vote cast by the current and any former proxy agent(s), Greenwood Capital will not maintain paper copies of the records onsite at its office.

Summary of Proxy Voting Policy & Procedures
The following notice information will be presented to clients upon request:

Information on Proxy Voting Policy and Procedures

Greenwood Capital Associates, LLC, (hereafter "Greenwood Capital") has a responsibility to vote proxies of client securities under its management solely in the best interest of its clients if Greenwood Capital has been delegated proxy voting responsibility by the client. Greenwood Capital votes all proxies with respect to client securities unless the client has reserved that responsibility itself and has so notified Greenwood Capital in writing.
Greenwood Capital has contracted a third party proxy voting agent ("proxy agent") to provide research on corporate governance issues and corporate actions, make proxy vote recommendations, and handle the administrative functions associated with the voting of client proxies. While the proxy agent provides the proxy vote recommendations, Greenwood Capital retains the ultimate authority on deciding how to vote. In general, it is Greenwood Capital's policy to vote in accordance with the proxy agent's recommendations. However, in the event that Greenwood Capital disagrees with the proxy agent's proxy voting recommendations and does not vote in accordance to the proxy agent's recommendation, Greenwood Capital's Proxy Voting Committee's rationale and ultimate decision will be internally documented.
If Greenwood Capital determines how to vote any client proxies, Greenwood Capital will identify any material corporate conflicts that exist between the interests of Greenwood Capital and its clients. This examination will include a review of the relationship of Greenwood Capital with the issuer of each security (and any of the issuer's affiliates) to determine if the issuer is a client of Greenwood Capital or has some other relationship with Greenwood Capital or a client of Greenwood Capital. Greenwood Capital is not presently aware of any material corporate conflicts other than potentially voting proxy issues relating to a company who may also be a client. This conflict is mitigated by utilizing the proxy agent. However, should other material conflicts arise, Greenwood Capital will examine the scope of the conflict and will implement its procedures to ensure that the final voting decision is unbiased.
If a client has instructed Greenwood Capital to vote its proxies and would like: a copy of our Proxy Voting Policy; a copy of the proxy agent's third party proxy voting policy guidelines; to review how Greenwood Capital voted on a particular security in your account; or would like to direct a written request instructing Greenwood Capital how to vote your proxies; please submit written requests to:
Greenwood Capital Associates, LLC
Attn: Compliance Dept.
P.O. Box 3181
Greenwood, SC  29648

E-mail: info@greenwoodcapital.com
Phone: 864.941.4049

PART C

FORM N-1A

OTHER INFORMATION

ITEM 28.   Exhibits
(a)	Declaration of Trust ("Trust Instrument").[1]
(b)	By-Laws.[1]
(c)	Articles III, V, and VI of the Trust Instrument, Exhibit 23(a) hereto, defines the rights of holders of the securities being registered. (Certificates for shares are not issued.)
(d)(1)	Investment Advisory Agreement between Registrant and Goodwood Advisors, LLC, as investment advisor for the Goodwood SMID Cap Discovery Fund.[39]
(d)(2)	Amended Investment Advisory Agreement between Registrant and FolioMetrix, LLC, as investment advisor for the Rx Dynamic Growth Fund.[49]
(d)(3)	Amended Investment Advisory Agreement between Registrant and FolioMetrix, LLC, as investment advisor for the Rx Dynamic Total Return Fund.[49]
(d)(4)
Amended Investment Advisory Agreement between Registrant and FolioMetrix, LLC, as investment advisor for the Rx Non Traditional Fund, Rx High Income Fund, Rx Traditional Equity Fund, Rx Traditional Fixed Income Fund, Rx Tactical Rotation Fund, Rx Tax Advantaged Fund, Rx Dividend Income Fund, and Rx Premier Managers Fund.[49]

(d)(5)	Investment Advisory Agreement between Registrant and FolioMetrix, LLC, as investment advisor for the Rx Fundamental Growth Fund.[49]
(d)(6)	Investment Sub-Advisory Agreement between FolioMetrix, LLC and Forward Management, LLC, as investment sub-advisor for the Rx Dividend Income Fund.[28]
(d)(7)	Investment Sub-Advisory Agreement between FolioMetrix, LLC and Navellier & Associates, Inc. as investment sub-advisor for the Rx Fundamental Growth Fund.[30]
(d)(8)	Investment Advisory Agreement between Registrant and Roumell Asset Management, LLC, as investment advisor for the Roumell Opportunistic Value Fund.[5]
(d)(9)	Investment Advisory Agreement between Registrant and Navigator Money Management, Inc., as investment advisor for the Sector Rotation Fund.[7]
(d)(10)	Investment Advisory Agreement between Registrant and Sentinel Capital Solutions, as investment advisor for the SCS Tactical Allocation Fund.[10]
(d)(11)	Investment Advisory Agreement between Registrant and Greenwood Capital Associates, LLC, as investment advisor for the Crescent Funds.[11]
(d)(12)	Investment Advisory Agreement, as amended, between Registrant and Arin Risk Advisors, LLC, as investment advisor for the Arin Large Cap Theta Fund.[17]

(d)(13)	Investment Advisory Agreement between Registrant and Deschutes Portfolio Strategies, Inc., as investment advisor for the Matisse Discounted Closed-End Fund Strategy.[18]
(d)(14)	Amended Investment Advisory Agreement between Registrant and CV Investment Advisors, LLC, as investment advisor for the Horizons West Multi-Strategy Hedged Income Fund.[34]
(d)(15)
Investment Sub-Advisory Agreement between CV Investment Advisors, LLC and Horizons West Capital Management, LLC, as investment sub-advisor for the Horizons West Multi-Strategy Hedged Income Fund (formerly known as the Prophecy Alpha Trading Fund).[34]

(d)(16)	Investment Advisory Agreement between Registrant and QCI Asset Management, Inc., as investment advisor for the QCI Balanced Fund. [38]
(d)(17)	Investment Advisory Agreement between Registrant and Sirius Funds Advisors, Inc, as investment advisor for the Sirius S&P Strategic Large-Cap Allocation Fund. [40]
(d)(18)
Advisory Agreement between Registrant and SF Advisors, LLC, as investment advisor for the SF Group Core Plus Fund, SF Group Corporate Fixed Income Fund, SF Group High Yield Fund, SF Group Multi-Sector Fixed Income Fund, SF Group Short Duration Fixed Income Fund, and SF Group Select Growth Equities Fund.[58]

(d)(19)	Investment Sub-Advisory Agreement between SF Advisors, LLC and Logan Circle Partners, L.P., as investment sub-advisor for the SF Group Funds.[58]
(e)	Distribution Agreement between the Registrant and Capital Investment Group, Inc., as distributor for each series of the Trust.[50]
(f)	Not Applicable.
(g)	Custody Agreement between the Registrant, UMB Bank, n.a., and The Nottingham Company.[58]
(h)(1)	Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the Goodwood SMID Cap Discovery Fund.[39]
(h)(2)	Amended and Restated Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the RiskX Funds.[49]
(h)(3)	Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the Rx Fundamental Growth Fund.[49]
(h)(4)	Amended Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the Roumell Opportunistic Value Fund.[29]
(h)(5)	Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for The Sector Rotation Fund.[37]
(h)(6)	Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the SCS Tactical Allocation Fund.[10]
(h)(7)	Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the Crescent Funds.[11]

(h)(8)	Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the Arin Large Cap Theta Fund.[41]
(h)(9)	Amended Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the Matisse Discounted Closed-End Fund Strategy.[25]
(h)(10)	Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the QCI Balanced Fund.[36]
(h)(11)	Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the Sirius S&P Strategic Large-Cap Allocation Fund.[40]
(h)(12)	Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the SF Group Funds.[58]
(h)(13)	Dividend Disbursing and Transfer Agent Agreement between the Registrant and Nottingham Shareholder Services, LLC, as transfer agent for the Registrant.[51]
(h)(14)	Expense Limitation Agreement between the Registrant and Sentinel Capital Solutions as investment advisor for the SCS Tactical Allocation Fund.[21]
(h)(15)	Expense Limitation Agreement between the Registrant and Greenwood Capital Associates, LLC, as investment advisor for the Crescent Funds.[11]
(h)(16)
Expense Limitation Agreement between the Registrant and FolioMetrix, LLC., as investment advisor for the Rx Dynamic Growth Fund, Rx Dynamic Total Return,  Rx Non Traditional Fund, Rx High Income Fund, Rx Traditional Equity Fund, Rx Traditional Fixed Income Fund, Rx Tactical Rotation Fund, Rx Tax Advantaged Fund, Rx Dividend Income Fund, Rx Premier Managers Fund and Rx Fundamental Growth Fund.[51]

(h)(17)	Expense Limitation Agreement between the Registrant and QCI Asset Management, Inc., as investment advisor for the QCI Balanced Fund.[38]
(h)(18)	Expense Limitation Agreement between the Registrant and Sirius Funds Advisors, Inc as investment advisor for the Sirius S&P Strategic Large-Cap Allocation Fund.[58]
(h)(19)
Form of Expense Limitation Agreement between Registrant and SF Advisors, LLC, as investment advisor for the SF Group Core Plus Fund, SF Group Corporate Fixed Income Fund, SF Group High Yield Fund, SF Group Multi-Sector Fixed Income Fund, SF Group Short Duration Fixed Income Fund, and SF Group Select Growth Equities Fund.[50]

(h)(20)	Amended Operating Plan between Roumell Asset Management, LLC and The Nottingham Company.[29]
(h)(21)	Amended and Restated Operating Plan between FolioMetrix, LLC and The Nottingham Company.[28]
(h)(22)	Operating Plan between FolioMetrix, LLC and The Nottingham Company for the Rx Fundamental Growth Fund.[30]
(h)(23)	Operating Plan between Navigator Money Management, Inc. and The Nottingham Company.[37]

(h)(24)	Operating Plan between Goodwood Advisors, LLC and The Nottingham Company for the Goodwood SMID Cap Discovery Fund.[39]
(h)(25)	Operating Plan between Arin Risk Advisors, LLC and The Nottingham Company.[15]
(h)(26)	Amended Operating Plan between Deschutes Portfolio Strategies, LLC and The Nottingham Company.[25]
(h)(27)	Amended Operating Plan between CV Investment Advisors, LLC and The Nottingham Company for the Horizons West Multi-Strategy Hedged Income Fund.[34]
(i)	Opinion and Consent of counsel.[8]
(j)	Consent of BBD, LLP, independent public accountants.[60]
(k)	Not applicable.
(l)(1)	Initial Subscription Agreement for the Rx Dynamic Growth Fund and the Rx Dynamic Total Return Fund. [3]
(l)(2)	Initial Subscription Agreement for the Roumell Opportunistic Value Fund.[13]
(l)(3)	Initial Subscription Agreement for the SCS Tactical Allocation Fund.[14]
(l)(4)	Initial Subscription Agreement for the Crescent Funds.[13]
(l)(5)	Initial Subscription Agreement for the Arin Large Cap Theta Fund.[20]
(l)(6)
Initial Subscription Agreement for the Rx Non Traditional Fund, Rx High Income Fund, Rx Traditional Equity Fund, Rx Traditional Fixed Income Fund, Rx Tactical Rotation Fund, Rx Tax Advantaged Fund, Rx Dividend Income Fund, and Rx Premier Managers Fund. [20]

(l)(7)	Initial Subscription Agreement for the Matisse Discounted Closed-End Fund Strategy.[20]
(l)(8)	Initial Subscription Agreement for the Horizons West Multi-Strategy Hedged Income Fund.[43]
(l)(9)	Initial Subscription Agreement for the QCI Balanced Fund.[43]
(l)(10)	Initial Subscription Agreement for the Sirius S&P Strategic Large-Cap Allocation Fund.[40]
(l)(11)
Initial Subscription Agreement for the SF Group Core Plus Fund, SF Group Corporate Fixed Income Fund, SF Group High Yield Fund, SF Group Multi-Sector Fixed Income Fund, SF Group Short Duration Fixed Income Fund, and SF Group Select Growth Equities Fund.[58]

(m)(1)	Distribution Plan under Rule 12b-1 for the Goodwood SMID Cap Discovery Fund.[39]
(m)(2)	Amended Distribution Plan under Rule 12b-1 for the Roumell Opportunistic Value Fund.[27]
(m)(3)	Distribution Plan under Rule 12b-1 for the Rx Dynamic Growth Fund. [6]
(m)(4)	Distribution Plan under Rule 12b-1 for the Rx Dynamic Total Return Fund.[6]

(m)(5)
Distribution Plan under Rule 12b-1 for the Rx Non Traditional Fund, Rx High Income Fund, Rx Traditional Equity Fund, Rx Traditional Fixed Income Fund, Rx Tactical Rotation Fund, Rx Tax Advantaged Fund, Rx Dividend Income Fund, and Rx Premier Managers Fund.[16]

(m)(6)	Distribution Plan under Rule 12b-1 for the Rx Fundamental Growth Fund.[30]
(m)(7)	Distribution Plan under Rule 12b-1 for the SCS Tactical Allocation Fund.[10]
(m)(8)	Distribution Plan under Rule 12b-1 for the Crescent Funds.[11]
(m)(9)	Distribution Plan under Rule 12b-1 for the Arin Large Cap Theta Fund.[41]
(m)(10)	Distribution Plan under Rule 12b-1 for the Horizons West Multi-Strategy Hedged Income Fund.[34]
(m)(11)	Distribution Plan under Rule 12b-1 for the Matisse Discounted Closed-End Fund Strategy.[25]
(m)(12)	Distribution Plan under Rule 12b-1 for the QCI Balanced Fund.[36]
(m)(13)	Distribution Plan under Rule 12b-1 for the Sirius S&P Strategic Large-Cap Allocation Fund.[40]
(n)(1)	Amended Multiple Class Plan Pursuant to Rule 18f-3 for the Roumell Opportunistic Value Fund.[27]
(n)(2)	Amended Multiple Class Plan Pursuant to Rule 18f-3 for the RiskX Funds.[51]
(n)(3)	Multiple Class Plan Pursuant to Rule 18f-3 for the Crescent Funds.[11]
(n)(4)	Multiple Class Plan Pursuant to Rule 18f-3 for the Arin Large Cap Theta Fund.[15]
(n)(5)	Multiple Class Plan Pursuant to Rule 18f-3 for the Horizons West Multi-Strategy Hedged Income Fund.[34]
(n)(6)	Multiple Class Plan Pursuant to Rule 18f-3 for the Matisse Discounted Closed-End Fund Strategy.[25]
(n)(7)	Multiple Class Plan Pursuant to Rule 18f-3 for the QCI Balanced Fund.[38]
(n)(8)	Multiple Class Plan Pursuant to Rule 18f-3 for the Goodwood SMID Cap Discovery Fund Fund.[39]
(o)	Reserved.
(p)(1)	Code of Ethics for the Registrant.[2]
(p)(2)	Code of Ethics for FolioMetrix, LLC, investment advisor to the RiskX Funds.[3]
(p)(3)	Code of Ethics for Roumell Asset Management, LLC, investment advisor to the Roumell Opportunistic Value Fund.[53]
(p)(4)	Code of Ethics for Grimaldi Portfolio Solutions, Inc., investment advisor to The Sector Rotation Fund.[55]

(p)(5)	Code of Ethics for Sentinel Capital Solutions, investment advisor to the SCS Tactical Allocation Fund.[52]
(p)(6)	Code of Ethics for Greenwood Capital Associates, LLC, investment advisor to the Crescent Funds.[60]
(p)(7)	Code of Ethics for Arin Risk Advisors, LLC, investment advisor to the Arin Large Cap Theta Fund.[59]
(p)(8)	Code of Ethics for Deschutes Portfolio Strategies, Inc., investment advisor to the Matisse Discounted Closed-End Strategy.[44]
(p)(9)	Code of Ethics for Goodwood Advisors, LLC, investment advisor to the Goodwood SMID Cap Discovery Fund.[39]
(p)(10)	Code of Ethics for Horizons West Capital Partners, LLC, investment sub-advisor to the Horizons West Multi-Strategy Hedged Income Fund.[31]
(p)(11)	Code of Ethics for Forward Management, LLC, investment sub-advisor to the Rx Dividend Income Fund.[23]
(p)(12)	Code of Ethics for Navellier & Associates, Inc., investment sub-advisor to the Rx Fundamental Growth Fund.[30]
(p)(13)	Code of Ethics for QCI Asset Management, Inc., investment advisor to the QCI Balanced Fund.[56]
(p)(14)	Code of Ethics for Sirius Funds Advisors, Inc., investment advisor to the Sirius S&P Strategic Large-Cap Allocation Fund.[40]
(p)(15)
Code of Ethics for SF Advisors, LLC, investment advisor to the SF Group Core Plus Fund, SF Group Corporate Fixed Income Fund, SF Group High Yield Fund, SF Group Multi-Sector Fixed Income Fund, SF Group Short Duration Fixed Income Fund, and SF Group Select Growth Equities Fund.[50]

(p)(16)
Code of Ethics for Logan Circle Partners, L.P., investment sub-advisor to the SF Group Core Plus Fund, SF Group Corporate Fixed Income Fund, SF Group High Yield Fund, SF Group Multi-Sector Fixed Income Fund, SF Group Short Duration Fixed Income Fund, and SF Group Select Growth Equities Fund.[50]

(q)	Copy of Power of Attorney.[40]

1.	Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on May 26, 2009.
2.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed on July 24, 2009.
3.	Incorporated herein by reference to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A filed on August 19, 2009.
4.	Incorporated herein by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on February 26, 2010.
5.	Incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on November 15, 2010.
6.	Incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A filed on November 19, 2010.
7.	Incorporated herein by reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A filed on June 27, 2011.

8.	Incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A filed on September 28, 2011.
9.	Incorporated herein by reference to Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A filed on September 28, 2011.
10.	Incorporated herein by reference to Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A filed on November 4, 2011.
11.	Incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A filed on November 14, 2011.
12.	Incorporated herein by reference to Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A filed on December 1, 2011.
13.	Incorporated herein by reference to Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A filed on December 29, 2011.
14.	Incorporated herein by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A filed on January 30, 2012.
15.	Incorporated herein by reference to Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A filed on May 4, 2012.
16.	Incorporated herein by reference to Post-Effective Amendment No. 66 to Registrant's Registration Statement on Form N-1A filed on July 7, 2012.
17.	Incorporated herein by reference to Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A filed on July 12, 2012.
18.	Incorporated herein by reference to Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A filed on July 31, 2012.
19.	Incorporated herein by reference to Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A filed on August 29, 2012.
20.	Incorporated herein by reference to Post-Effective Amendment No. 80 to Registrant's Registration Statement on Form N-1A filed on October 22, 2012.
21.	Incorporated herein by reference to Post-Effective Amendment No. 91 to Registrant's Registration Statement on Form N-1A filed on December 31, 2012.
22.	Incorporated herein by reference to Post-Effective Amendment No. 92 to Registrant's Registration Statement on Form N-1A filed on January 15, 2013.
23.	Incorporated herein by reference to Post-Effective Amendment No. 93 to Registrant's Registration Statement on Form N-1A filed on January 15, 2013.
24.	Incorporated herein by reference to Post-Effective Amendment No. 98 to Registrant's Registration Statement on Form N-1A filed on February 4, 2013.
25.	Incorporated herein by reference to Post-Effective Amendment No. 100 to Registrant's Registration Statement on Form N-1A filed on March 15, 2013.
26.	Incorporated herein by reference to Post-Effective Amendment No. 105 to Registrant's Registration Statement on Form N-1A filed on April 4, 2013.
27.	Incorporated herein by reference to Post-Effective Amendment No. 117 to Registrant's Registration Statement on Form N-1A filed on May 24, 2013.
28.	Incorporated herein by reference to Post-Effective Amendment No. 129 to Registrant's Registration Statement on Form N-1A filed on July 17, 2013.
29.	Incorporated herein by reference to Post-Effective Amendment No. 130 to Registrant's Registration Statement on Form N-1A filed on July 23, 2013.
30.	Incorporated herein by reference to Post-Effective Amendment No. 134 to Registrant's Registration Statement on Form N-1A filed on August 2, 2013.
31.	Incorporated herein by reference to Post-Effective Amendment No. 136 to Registrant's Registration Statement on Form N-1A filed on August 13, 2013.
32.	Incorporated herein by reference to Post-Effective Amendment No. 147 to Registrant's Registration Statement on Form N-1A filed on September 30, 2013.
33.	Incorporated herein by reference to Post-Effective Amendment No. 148 to Registrant's Registration Statement on Form N-1A filed on September 30, 2013.
34.	Incorporated herein by reference to Post-Effective Amendment No. 151 to Registrant's Registration Statement on Form N-1A filed on October 11, 2013.
35.	Incorporated herein by reference to Post-Effective Amendment No. 156 to Registrant's Registration Statement on Form N-1A filed on October 24, 2013.

36.	Incorporated herein by reference to Post-Effective Amendment No. 160 to Registrant's Registration Statement on Form N-1A filed on November 15, 2013.
37.	Incorporated herein by reference to Post-Effective Amendment No. 166 to Registrant's Registration Statement on Form N-1A filed on January 28, 2014.
38.	Incorporated herein by reference to Post-Effective Amendment No. 167 to Registrant's Registration Statement on Form N-1A filed on January 29, 2014.
39.	Incorporated herein by reference to Post-Effective Amendment No. 170 to Registrant's Registration Statement on Form N-1A filed on May 16, 2014.
40.	Incorporated herein by reference to Post-Effective Amendment No. 171 to Registrant's Registration Statement on Form N-1A filed on May 19, 2014.
41.	Incorporated herein by reference to Post-Effective Amendment No. 172 to Registrant's Registration Statement on Form N-1A filed on June 30, 2014.
42.	Incorporated herein by reference to Post-Effective Amendment No. 173 to Registrant's Registration Statement on Form N-1A filed on July 15, 2014.
43.	Incorporated herein by reference to Post-Effective Amendment No. 175 to Registrant's Registration Statement on Form N-1A filed on July 29, 2014.
44.	Incorporated herein by reference to Post-Effective Amendment No. 176 to Registrant's Registration Statement on Form N-1A filed on July 29, 2014.
45.	Incorporated herein by reference to Post-Effective Amendment No. 177 to Registrant's Registration Statement on Form N-1A filed on August 1, 2014.
46.	Incorporated herein by reference to Post-Effective Amendment No. 178 to Registrant's Registration Statement on Form N-1A filed on August 8, 2014.
47.	Incorporated herein by reference to Post-Effective Amendment No. 180 to Registrant's Registration Statement on Form N-1A filed on August 15, 2014.
48.	Incorporated herein by reference to Post-Effective Amendment No. 186 to Registrant's Registration Statement on Form N-1A filed on September 29, 2014.
49.	Incorporated herein by reference to Post-Effective Amendment No. 186 to Registrant's Registration Statement on Form N-1A filed on September 29, 2014.
50.	Incorporated herein by reference to Post-Effective Amendment No. 187 to Registrant's Registration Statement on Form N-1A filed on October 10, 2014.
51.	Incorporated herein by reference to Post-Effective Amendment No. 190 to Registrant's Registration Statement on Form N-1A filed on December 11, 2014.
52.	Incorporated herein by reference to Post-Effective Amendment No. 192 to Registrant's Registration Statement on Form N-1A filed on December 29, 2014.
53.	Incorporated herein by reference to Post-Effective Amendment No. 193 to Registrant's Registration Statement on Form N-1A filed on December 29, 2014.
54.	Incorporated herein by reference to Post-Effective Amendment No. 196 to Registrant's Registration Statement on Form N-1A filed on January 6, 2015.
55.	Incorporated herein by reference to Post-Effective Amendment No. 197 to Registrant's Registration Statement on Form N-1A filed on January 28, 2015.
56.	Incorporated herein by reference to Post-Effective Amendment No. 198 to Registrant's Registration Statement on Form N-1A filed on January 28, 2015.
57.	Incorporated herein by reference to Post-Effective Amendment No. 204 to Registrant's Registration Statement on Form N-1A filed on February 27, 2015.
58.	Incorporated herein by reference to Post-Effective Amendment No. 206 to Registrant's Registration Statement on Form N-1A filed on March 24, 2015.
59.	Incorporated herein by reference to Post-Effective Amendment No. 208 to Registrant's Registration Statement on Form N-1A filed on June 29, 2015.
60.	Filed herewith

ITEM 29.   Persons Controlled by or Under Common Control with the Registrant
No person is controlled by or under common control with the Registrant.

ITEM 30.   Indemnification
Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust.  The Registrant's Trust Instrument contains the following provisions:
Article VII. Section 2.  Indemnification and Limitation of Liability.  The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Advisor or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.
Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.
Article VII. Section 3.  Indemnification.
(a)            Subject to the exceptions and limitations contained in Subsection (b) below:
(i)            every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and
(ii)            as used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys, fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.
(b)            No indemnification shall be provided hereunder to a Covered Person:
(i)            who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or
(ii)            in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)            The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.
(d)            To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.
(e)            Any repeal or modification of this Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.
In addition, the Registrant has entered into Investment Advisory Agreements with its Advisors and Distribution Agreements with its Distributor.  These agreements provide indemnification for those entities and their respective affiliates.  The Advisors' and Distributor's personnel may serve as trustees and officers of the Trust.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("Securities Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.
ITEM 31.  Business and other Connections of the Investment Advisor
See the section of the Prospectuses entitled "Management of the Fund – The Investment Advisor" and the section of the Statements of Additional Information entitled "Management and Other Service Providers" for the activities and affiliations of the officers and directors of the investment advisors to the Registrant.  The investment advisors provide investment advisory services to numerous institutional and individual clients in addition to the Registrant.
ITEM 32.  Principal Underwriter
(a)	Capital Investment Group, Inc. is underwriter and distributor for Arin Large Cap Theta Fund, Crescent Large Cap Macro Fund, Crescent Mid Cap Macro Fund, Crescent Strategic Income Fund, Goodwood SMID Cap Discovery Fund, Matisse Discounted Closed-End Fund Strategy, QCI Balanced Fund, Roumell Opportunistic Value Fund, Rx Dynamic Growth Fund, Rx Dynamic Total Return Fund, Rx Non Traditional Fund, Rx High Income Fund, Rx Traditional Equity Fund, Rx Traditional Fixed Income Fund, Rx Tactical Rotation Fund, Rx Tax Advantaged Fund, Rx Dividend Income Fund, Rx Premier Managers Fund, Rx Fundamental Growth Fund, SCS Tactical Allocation Fund, Sector Rotation Fund, Sirius S&P Strategic Large-Cap Allocation Fund, SF Group Core Plus Fund, SF Group Corporate Fixed Income Fund, SF Group High Yield Fund, SF Group Multi-Sector Fixed Income Fund, SF Group Select Growth Equities Fund and SF Group Short Duration Fund.

(b)	Set forth below is information concerning each director and officer of the Distributor. The principal business address of the Distributor and each such person is 17 Glenwood Avenue, Raleigh, N.C. 27622, 919-831-2370.
(1)	(2)	(3)
Name	Position and Offices With Underwriter	Positions and Offices with Registrant
Richard K. Bryant	President	None
E.O. Edgerton, Jr.	Vice President	None
Con T. McDonald	Assistant Vice-President	None
W. Harold Eddins, Jr.	Assistant Vice-President	None
Kurt A. Dressler	Assistant Vice-President	None
Ronald L. King	Chief Compliance Officer	None
(c)	Not applicable.
ITEM 33.  Location of Accounts and Records
All account books and records not normally held by UMB Bank, n.a., the custodian to the Registrant, are held by the Registrant in the offices of The Nottingham Company, fund accountant and administrator to the Registrant; Nottingham Shareholder Services, LLC, transfer agent to the Registrant; or by each of the investment advisors to the Registrant.
The address of UMB Bank, n.a., is 928 Grand Boulevard, 5th Floor, Kansas City, Missouri  64106.  The address of The Nottingham Company is 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069.  The address of Nottingham Shareholder Services, LLC is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.  The address for Arin Risk Advisors, LLC, investment advisor for the Arin Large Cap Theta Fund, is 200 Four Falls Corporate Center, Suite 211, 1001 West Conshohocken State Road, West Conshohocken, Pennsylvania 19428.  The address of Deschutes Portfolio Strategies, Inc., investment advisor to the Matisse Discounted Closed-End Fund Strategy, is 4949 Meadows Road, Suite 200, Lake Oswego, Oregon 97035.  The address of FolioMetrix, LLC, investment advisor to the RiskX Funds is 101 South 108th Avenue, Suite 101, Omaha, Nebraska 68154.  The address for Greenwood Capital Associates, LLC, investment advisor for the Crescent Large Cap Macro Fund, Crescent Mid Cap Macro Fund, and Crescent Strategic Income Fund, is 104 Maxwell Avenue, Greenwood, South Carolina 29646.  The address for Grimaldi Portfolio Solutions, Inc., investment advisor to The Sector Rotation Fund, is 1207 Route 9, Suite 10, Wappingers Falls, NY 12590. The address for Roumell Asset Management, LLC, investment advisor to the Roumell Opportunistic Value Fund, is 2 Wisconsin Circle, Suite 660, Chevy Chase, Maryland 20815.  The address for Sentinel Capital Solutions, Inc., investment advisor to the SCS Tactical Allocation Fund, is 38 S. Potomac Street, Suite 304, Hagerstown, MD 21740.  The address for Sirius Funds Advisors, Inc., investment advisor for the Sirius S&P Strategic Large-Cap Allocation Fund, is 11390 PO Box 277, Lovettsville, Virginia 20180.  The address for QCI Asset Management, Inc., investment advisor for the QCI Balanced Fund, is 40A Grove Street, Pittsford, New York 14534.  The address for Goodwood Advisors, LLC, investment advisor for the Goodwood SMID Cap Discovery Fund, is 450 Laurel Street Suite 2105, Baton Rouge, LA 70801.  The address for SF Advisors, LLC, the investment advisor for the SF Group Funds, is 110 Allen Road, Third Floor, Suite 302, Basking Ridge, New Jersey, 07920.

ITEM 34.  Management Services
None.
ITEM 35.  Undertakings
None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 29th day of July, 2015.

STARBOARD INVESTMENT TRUST

By:            /s/ Matthew J. Beck
Matthew J. Beck
               Secretary and Attorney-in-Fact

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

*	Trustee and Chairman	July 29, 2015
James H. Speed, Jr.

*	Trustee	July 29, 2015
J. Buckley Strandberg

*	Trustee	July 29, 2015
Michael G. Mosley

*	Trustee	July 29, 2015
Theo H. Pitt, Jr.

*	President and Principal Executive Officer	July 29, 2015
Katherine M. Honey

*	Treasurer, Assistant Secretary and Principal	July 29, 2015
Ashley E. Harris	Financial Officer

* By: /s/ Matthew J. Beck	Dated: July 29, 2015
Matthew J. Beck Secretary and Attorney-in-Fact